December 31, 2017

• Pacific Select Fund

• Separate Account A of
Pacific Life Insurance Company

Annual Reports

TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedule of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-25
Financial Highlights	C-26
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory and Sub-Advisory Agreements	F-8
Where to Go for More Information	F-27

SEPARATE ACCOUNT A

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-11
Statements of Changes in Net Assets	H-18
Financial Highlights	H-38
Notes to Financial Statements	I-1
Report of Independent Registered Public Accounting Firm	J-1

The 2017 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	886,625	$8,962,437	$9,461,142
Diversified Bond	Diversified Bond Class I *	14,800,940	123,522,744	146,495,526
Floating Rate Income	Floating Rate Income Class I *	3,898,481	40,138,178	45,411,235
Floating Rate Loan	Floating Rate Loan Class I *	17,609,163	105,304,207	122,542,729
High Yield Bond	High Yield Bond Class I *	22,996,382	109,843,930	185,035,625
Inflation Managed	Inflation Managed Class I *	19,342,219	192,872,040	204,079,971
Inflation Strategy	Inflation Strategy Class I *	1,443,105	14,342,967	14,710,268
Managed Bond	Managed Bond Class I *	31,501,397	326,374,488	402,525,417
Short Duration Bond	Short Duration Bond Class I *	32,514,622	299,642,351	319,787,350
Emerging Markets Debt	Emerging Markets Debt Class I *	1,853,672	19,289,386	22,826,255
Comstock	Comstock Class I *	13,262,186	81,417,885	209,741,205
Developing Growth	Developing Growth Class I *	6,375,531	39,252,678	96,783,252
Dividend Growth	Dividend Growth Class I *	14,914,309	122,548,304	298,907,232
Equity Index	Equity Index Class I *	12,315,712	367,802,608	774,543,866
Focused Growth	Focused Growth Class I *	4,842,448	30,165,609	129,578,601
Growth	Growth Class I *	8,556,938	105,809,833	241,794,931
Large-Cap Growth	Large-Cap Growth Class I *	14,054,233	55,088,867	154,329,531
Large-Cap Value	Large-Cap Value Class I *	9,695,975	76,591,428	214,496,538
Long/Short Large-Cap	Long/Short Large-Cap Class I *	2,205,185	13,086,149	31,428,734
Main Street® Core	Main Street Core Class I *	7,466,971	94,227,066	288,944,528
Mid-Cap Equity	Mid-Cap Equity Class I *	10,496,830	84,597,023	221,538,921
Mid-Cap Growth	Mid-Cap Growth Class I *	15,794,020	71,228,082	208,389,574
Mid-Cap Value	Mid-Cap Value Class I *	5,184,125	51,048,004	95,753,129
Small-Cap Equity	Small-Cap Equity Class I *	2,451,822	23,644,847	51,462,351
Small-Cap Index	Small-Cap Index Class I *	9,004,764	72,732,178	211,160,384
Small-Cap Value	Small-Cap Value Class I *	6,036,414	51,910,884	129,259,429
Value Advantage	Value Advantage Class I *	1,788,136	23,044,468	30,257,660
Emerging Markets	Emerging Markets Class I *	11,339,236	65,102,367	211,019,516
International Large-Cap	International Large-Cap Class I *	28,642,327	124,291,945	274,973,730
International Small-Cap	International Small-Cap Class I *	4,188,974	20,140,953	48,214,287
International Value	International Value Class I *	9,863,397	72,402,793	126,981,319
Health Sciences	Health Sciences Class I *	7,440,337	59,402,049	265,860,042
Real Estate	Real Estate Class I *	6,356,434	46,455,037	153,946,550
Technology	Technology Class I *	14,366,461	52,577,836	102,090,095
Currency Strategies	Currency Strategies Class I *	318,672	3,245,987	3,469,727
Diversified Alternatives	Diversified Alternatives Class I *	168,973	1,821,290	1,918,850
Equity Long/Short	Equity Long/Short Class I *	1,086,448	12,710,953	16,386,807
Global Absolute Return	Global Absolute Return Class I *	994,782	10,077,412	11,892,063
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	31,426,295	375,822,273	491,605,581
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	113,101,745	1,624,121,103	2,214,319,536
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	31,193,539	441,374,647	681,745,125
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	131,441,963	1,290,280,271	1,684,283,511
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	197,127,984	1,917,330,658	2,738,878,659
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	750,355,228	7,199,870,766	11,150,483,535
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	596,549,384	5,647,572,567	9,470,588,944
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	121,871,720	1,138,611,774	1,996,075,592
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	7,934,602	86,319,187	94,772,567

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	35,886,168	385,933,911	400,848,497
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	2,179,145	37,358,349	41,294,798
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	352,523	5,659,359	5,943,532

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	3,442,039	64,248,521	78,340,817

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	124,880,919	2,636,140,177	2,922,213,497
American Funds IS Blue Chip Income and Growth Class 4	American Funds IS Blue Chip Income and Growth Class 4	5,125,465	67,277,035	75,703,119
American Funds IS Bond Class 4	American Funds IS Bond Class 4	2,922,883	31,593,656	31,216,391
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	7,989,985	77,675,617	82,936,045

See Notes to Financial Statements	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	American Funds Insurance Series® (Continued)
American Funds IS Global Balanced Class 4	American Funds IS Global Balanced Class 4	3,129,223	$37,630,483	$39,522,092
American Funds IS Global Bond Class 4	American Funds IS Global Bond Class 4	747,013	8,538,120	8,740,056
American Funds IS Global Growth and Income Class 4	American Funds IS Global Growth and Income Class 4	1,396,635	19,307,110	21,787,510
American Funds IS Global Growth Class 4	American Funds IS Global Growth Class 4	2,347,689	61,484,218	70,735,865
American Funds IS Global Small Capitalization Class 4	American Funds IS Global Small Capitalization Class 4	350,191	7,679,020	8,723,265
American Funds IS Growth Class 4	American Funds IS Growth Class 4	4,545,640	306,019,110	348,014,221
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	6,750,784	304,286,973	332,881,148
American Funds IS High-Income Bond Class 4	American Funds IS High-Income Bond Class 4	1,755,553	18,818,306	18,995,083
American Funds IS International Class 4	American Funds IS International Class 4	2,479,290	47,005,620	53,106,381
American Funds IS International Growth and Income Class 4	American Funds IS International Growth and Income Class 4	2,505,420	40,007,418	44,045,277
American Funds IS Managed Risk Asset Allocation Class P2	American Funds IS Managed Risk Asset Allocation Class P2	8,299,651	99,645,448	112,460,266
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	1,710,785	35,692,660	42,752,523
American Funds IS U.S. Government/AAA-Rated Securities Class 4	American Funds IS U.S. Government/AAA-Rated Securities Class 4	3,290,255	40,131,464	39,417,251

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	3,713,533	31,715,899	37,766,632
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	133,786,150	1,653,797,440	1,985,386,469
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	1,102,445	11,331,575	12,281,242
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	1,963,880	19,572,625	21,857,982
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	1,426,857	14,298,509	14,368,446
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	1,135,527	11,147,510	13,342,444

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	4,978,552	160,594,139	184,455,349
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	19,999,186	222,126,835	249,389,853
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	237,514,032	237,514,032	237,514,032
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	4,576,440	51,129,713	52,171,412

	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I	1,316,827	13,268,501	15,024,991
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	40,397,087	488,630,007	554,652,007
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	844,839	8,697,341	9,200,292

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	2,927,238	20,403,140	21,632,290
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	45,212,219	282,129,814	340,448,005
Franklin Income VIP Class 2	Franklin Income VIP Class 2	2,339,186	35,204,729	37,824,633
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	11,132,107	226,846,737	220,415,709
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	5,890,187	146,256,350	167,634,734
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	5,665,742	94,418,613	93,541,395

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	1,657,801	14,881,489	15,529,949
Ivy VIP Energy	Ivy VIP Energy	3,483,288	17,933,824	20,442,718

	Janus Aspen Series
Janus Henderson Balanced Service Shares	Janus Henderson Balanced Service Shares	47,748,049	1,533,686,452	1,770,975,129
Janus Henderson Flexible Bond Service Shares	Janus Henderson Flexible Bond Service Shares	2,226,676	28,553,102	28,345,580

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1	34,289	362,918	375,125
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	522,039	8,133,667	8,639,746
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	789,192	7,855,059	8,381,217
JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	8,183	57,243	96,805
JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	2,041	20,781	66,176

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	246,045	6,295,276	6,589,090

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	7,178,934	86,207,706	88,875,206
Lord Abbett International Equity Class VC	Lord Abbett International Equity Class VC	3,618,830	58,056,931	65,862,706
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	17,821,933	296,072,446	296,913,405

See Notes to Financial Statements	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	18,122,847	$397,702,473	$440,022,728
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	1,437,000	38,375,023	41,644,256
MFS Value Series - Service Class	MFS Value Series - Service Class	4,060,330	65,484,871	83,439,776

	MFS Variable Insurance Trust II
MFS Massachusetts Investors Growth Stock - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	4,175,182	71,366,994	76,739,843

	Neuberger Berman Advisers Management Trust
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	Neuberger Berman U.S. Equity Index PutWrite Strategy Class S *	65,935	615,772	652,759

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	387,519	15,785,635	18,166,885
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	3,965,871	9,416,012	10,707,853

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	477,760	3,821,357	4,242,510
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	983,591	7,234,967	7,121,196

	Prudential Series Fund
Jennison Class II	Jennison Class II *	2,867	34,602	170,258
SP International Growth Class II	SP International Growth Class II *	7,378	26,478	57,546
SP Prudential U.S. Emerging Growth Class II	SP Prudential U.S. Emerging Growth Class II *	7,984	46,257	111,371
Value Class II	Value Class II *	4,152	53,368	129,837

	Schwab Annuity Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	4,672,286	52,075,293	58,777,353
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	9,941,557	115,543,530	137,193,483
Schwab VIT Growth	Schwab VIT Growth	9,416,269	114,976,491	143,880,587

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	24,058,056	391,206,928	478,274,151

	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S *	752,543	13,899,927	17,210,670

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$9,461,142	$146,495,526	$45,411,235	$122,542,729	$185,035,625	$204,079,971
Receivables:
Due from Pacific Life Insurance Company	5,494	379,208	57,938	308,419	—	115,044
Investments sold	—	—	—	—	15,487	—
Total Assets	9,466,636	146,874,734	45,469,173	122,851,148	185,051,112	204,195,015
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	13,210	—
Investments purchased	5,893	380,702	59,245	307,847	—	111,922
Total Liabilities	5,893	380,702	59,245	307,847	13,210	111,922
NET ASSETS	$9,460,743	$146,494,032	$45,409,928	$122,543,301	$185,037,902	$204,083,093
NET ASSETS CONSIST OF:
Accumulation units	9,460,743	146,465,641	45,409,928	122,532,159	184,828,925	203,860,878
Contracts in payout (annuitization) period	—	28,391	—	11,142	208,977	222,215
NET ASSETS	$9,460,743	$146,494,032	$45,409,928	$122,543,301	$185,037,902	$204,083,093
Units Outstanding	909,570	11,361,172	4,156,679	11,430,365	10,424,807	12,265,881
Accumulation Unit Value	$10.18 - $10.62	$10.74 - $16.03	$10.16 - $11.43	$9.85 - $13.12	$10.38 - $25.73	$9.02 - $23.21
Cost of Investments	$8,962,437	$123,522,744	$40,138,178	$105,304,207	$109,843,930	$192,872,040

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$14,710,268	$402,525,417	$319,787,350	$22,826,255	$209,741,205	$96,783,252
Receivables:
Due from Pacific Life Insurance Company	13,052	—	151,465	19,470	—	—
Investments sold	—	80,696	—	—	234,548	116,726
Total Assets	14,723,320	402,606,113	319,938,815	22,845,725	209,975,753	96,899,978
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	78,254	—	—	232,164	115,198
Investments purchased	13,252	—	152,229	20,443	—	—
Total Liabilities	13,252	78,254	152,229	20,443	232,164	115,198
NET ASSETS	$14,710,068	$402,527,859	$319,786,586	$22,825,282	$209,743,589	$96,784,780
NET ASSETS CONSIST OF:
Accumulation units	14,710,068	401,918,046	319,719,647	22,801,743	209,671,683	96,672,333
Contracts in payout (annuitization) period	—	609,813	66,939	23,539	71,906	112,447
NET ASSETS	$14,710,068	$402,527,859	$319,786,586	$22,825,282	$209,743,589	$96,784,780
Units Outstanding	1,550,670	22,936,556	30,998,708	2,013,734	10,246,575	5,581,503
Accumulation Unit Value	$8.60 - $10.46	$10.00 - $25.80	$9.56 - $12.35	$10.37 - $12.31	$11.89 - $25.54	$12.99 - $21.11
Cost of Investments	$14,342,967	$326,374,488	$299,642,351	$19,289,386	$81,417,885	$39,252,678

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$298,907,232	$774,543,866	$129,578,601	$241,794,931	$154,329,531	$214,496,538
Receivables:
Due from Pacific Life Insurance Company	—	727,767	22,006	—	—	—
Investments sold	124,222	—	—	52,406	215,024	36,584
Total Assets	299,031,454	775,271,633	129,600,607	241,847,337	154,544,555	214,533,122
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	123,131	—	—	52,747	213,646	33,168
Investments purchased	—	728,970	22,467	—	—	—
Total Liabilities	123,131	728,970	22,467	52,747	213,646	33,168
NET ASSETS	$298,908,323	$774,542,663	$129,578,140	$241,794,590	$154,330,909	$214,499,954
NET ASSETS CONSIST OF:
Accumulation units	298,757,776	774,248,300	129,509,497	241,633,864	154,182,880	214,362,430
Contracts in payout (annuitization) period	150,547	294,363	68,643	160,726	148,029	137,524
NET ASSETS	$298,908,323	$774,542,663	$129,578,140	$241,794,590	$154,330,909	$214,499,954
Units Outstanding	14,677,356	35,402,014	5,314,062	7,279,286	8,806,973	9,827,960
Accumulation Unit Value	$11.26 - $25.52	$11.37 - $45.10	$13.14 - $44.85	$11.87 - $50.44	$13.53 - $27.38	$10.89 - $26.77
Cost of Investments	$122,548,304	$367,802,608	$30,165,609	$105,809,833	$55,088,867	$76,591,428

	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$31,428,734	$288,944,528	$221,538,921	$208,389,574	$95,753,129	$51,462,351
Receivables:
Due from Pacific Life Insurance Company	—	23,501	31,181	—	—	—
Investments sold	16,082	—	—	236,246	15,596	81,003
Total Assets	31,444,816	288,968,029	221,570,102	208,625,820	95,768,725	51,543,354
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	15,293	—	—	234,767	15,658	81,398
Investments purchased	—	21,445	29,085	—	—	—
Total Liabilities	15,293	21,445	29,085	234,767	15,658	81,398
NET ASSETS	$31,429,523	$288,946,584	$221,541,017	$208,391,053	$95,753,067	$51,461,956
NET ASSETS CONSIST OF:
Accumulation units	31,426,124	288,361,043	221,307,352	208,305,604	95,751,558	51,429,305
Contracts in payout (annuitization) period	3,399	585,541	233,665	85,449	1,509	32,651
NET ASSETS	$31,429,523	$288,946,584	$221,541,017	$208,391,053	$95,753,067	$51,461,956
Units Outstanding	1,685,079	10,697,448	7,230,346	11,487,278	4,455,306	2,458,757
Accumulation Unit Value	$12.31 - $24.15	$11.94 - $36.17	$12.64 - $43.78	$11.89 - $22.91	$11.64 - $31.64	$11.17 - $32.14
Cost of Investments	$13,086,149	$94,227,066	$84,597,023	$71,228,082	$51,048,004	$23,644,847

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$211,160,384	$129,259,429	$30,257,660	$211,019,516	$274,973,730	$48,214,287
Receivables:
Due from Pacific Life Insurance Company	245,646	49,442	—	3,147	—	34,858
Investments sold	—	—	115,540	—	5,497	—
Total Assets	211,406,030	129,308,871	30,373,200	211,022,663	274,979,227	48,249,145
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	116,436	—	2,966	—
Investments purchased	244,572	48,583	—	1,827	—	33,756
Total Liabilities	244,572	48,583	116,436	1,827	2,966	33,756
NET ASSETS	$211,161,458	$129,260,288	$30,256,764	$211,020,836	$274,976,261	$48,215,389
NET ASSETS CONSIST OF:
Accumulation units	211,066,080	129,050,912	30,253,413	210,884,841	274,848,904	48,152,310
Contracts in payout (annuitization) period	95,378	209,376	3,351	135,995	127,357	63,079
NET ASSETS	$211,161,458	$129,260,288	$30,256,764	$211,020,836	$274,976,261	$48,215,389
Units Outstanding	9,016,533	4,675,161	1,902,695	9,314,917	17,360,973	3,211,943
Accumulation Unit Value	$11.15 - $33.40	$11.09 - $51.24	$11.61 - $16.61	$11.24 - $72.35	$12.46 - $26.09	$13.45 - $21.67
Cost of Investments	$72,732,178	$51,910,884	$23,044,468	$65,102,367	$124,291,945	$20,140,953

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$126,981,319	$265,860,042	$153,946,550	$102,090,095	$3,469,727	$1,918,850
Receivables:
Due from Pacific Life Insurance Company	—	97,383	19,741	—	3,224	384
Investments sold	71,473	—	—	46,005	—	—
Total Assets	127,052,792	265,957,425	153,966,291	102,136,100	3,472,951	1,919,234
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	70,096	—	—	46,885	—	—
Investments purchased	—	96,185	17,294	—	3,282	497
Total Liabilities	70,096	96,185	17,294	46,885	3,282	497
NET ASSETS	$126,982,696	$265,861,240	$153,948,997	$102,089,215	$3,469,669	$1,918,737
NET ASSETS CONSIST OF:
Accumulation units	126,847,603	265,709,766	153,797,215	102,075,440	3,469,669	1,918,737
Contracts in payout (annuitization) period	135,093	151,474	151,782	13,775	—	—
NET ASSETS	$126,982,696	$265,861,240	$153,948,997	$102,089,215	$3,469,669	$1,918,737
Units Outstanding	9,834,920	8,438,143	6,555,664	7,597,226	343,749	173,500
Accumulation Unit Value	$7.93 - $15.12	$12.38 - $56.24	$10.84 - $53.42	$8.80 - $18.15	$9.63 - $10.66	$10.89 - $11.26
Cost of Investments	$72,402,793	$59,402,049	$46,455,037	$52,577,836	$3,245,987	$1,821,290

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$16,386,807	$11,892,063	$491,605,581	$2,214,319,536	$681,745,125	$1,684,283,511
Receivables:
Due from Pacific Life Insurance Company	38,607	9,529	—	1,007,921	480,168	—
Investments sold	—	—	65,904	—	—	673,193
Total Assets	16,425,414	11,901,592	491,671,485	2,215,327,457	682,225,293	1,684,956,704
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	66,647	—	—	668,181
Investments purchased	39,407	10,084	—	1,007,532	482,004	—
Total Liabilities	39,407	10,084	66,647	1,007,532	482,004	668,181
NET ASSETS	$16,386,007	$11,891,508	$491,604,838	$2,214,319,925	$681,743,289	$1,684,288,523
NET ASSETS CONSIST OF:
Accumulation units	16,386,007	11,891,508	491,427,778	2,214,300,112	681,552,490	1,683,665,181
Contracts in payout (annuitization) period	—	—	177,060	19,813	190,799	623,342
NET ASSETS	$16,386,007	$11,891,508	$491,604,838	$2,214,319,925	$681,743,289	$1,684,288,523
Units Outstanding	1,124,089	1,073,567	34,531,502	142,605,677	36,584,813	140,870,741
Accumulation Unit Value	$11.90 - $14.97	$10.73 - $11.71	$10.59 - $18.38	$10.84 - $21.33	$11.10 - $24.59	$10.37 - $12.91
Cost of Investments	$12,710,953	$10,077,412	$375,822,273	$1,624,121,103	$441,374,647	$1,290,280,271

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$2,738,878,659	$11,150,483,535	$9,470,588,944	$1,996,075,592	$94,772,567	$400,848,497
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	420,667	—
Investments sold	872,659	4,631,796	4,312,408	1,627,407	—	136,730
Total Assets	2,739,751,318	11,155,115,331	9,474,901,352	1,997,702,999	95,193,234	400,985,227
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	867,857	4,624,560	4,305,162	1,623,021	—	134,018
Investments purchased	—	—	—	—	423,771	—
Total Liabilities	867,857	4,624,560	4,305,162	1,623,021	423,771	134,018
NET ASSETS	$2,738,883,461	$11,150,490,771	$9,470,596,190	$1,996,079,978	$94,769,463	$400,851,209
NET ASSETS CONSIST OF:
Accumulation units	2,737,639,602	11,147,799,350	9,468,451,093	1,994,977,001	94,769,463	400,833,044
Contracts in payout (annuitization) period	1,243,859	2,691,421	2,145,097	1,102,977	—	18,165
NET ASSETS	$2,738,883,461	$11,150,490,771	$9,470,596,190	$1,996,079,978	$94,769,463	$400,851,209
Units Outstanding	211,675,881	807,845,322	645,370,093	132,519,299	8,143,033	25,137,938
Accumulation Unit Value	$10.61 - $14.02	$10.78 - $15.35	$11.82 - $16.76	$12.06 - $17.83	$10.84 - $11.83	$10.60 - $20.70
Cost of Investments	$1,917,330,658	$7,199,870,766	$5,647,572,567	$1,138,611,774	$86,319,187	$385,933,911

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$41,294,798	$5,943,532	$78,340,817	$2,922,213,497	$75,703,119	$31,216,391
Receivables:
Due from Pacific Life Insurance Company	211,313	4,648	65,595	513,264	79,726	67,787
Total Assets	41,506,111	5,948,180	78,406,412	2,922,726,761	75,782,845	31,284,178
LIABILITIES
Payables:
Investments purchased	213,727	5,031	67,596	520,008	82,684	69,001
Total Liabilities	213,727	5,031	67,596	520,008	82,684	69,001
NET ASSETS	$41,292,384	$5,943,149	$78,338,816	$2,922,206,753	$75,700,161	$31,215,177
NET ASSETS CONSIST OF:
Accumulation units	41,286,613	5,943,149	78,306,404	2,922,096,042	75,663,006	31,215,177
Contracts in payout (annuitization) period	5,771	—	32,412	110,711	37,155	—
NET ASSETS	$41,292,384	$5,943,149	$78,338,816	$2,922,206,753	$75,700,161	$31,215,177
Units Outstanding	3,319,215	566,539	4,449,662	240,961,888	5,772,293	3,034,732
Accumulation Unit Value	$11.18 - $12.98	$10.28 - $11.64	$10.73 - $19.52	$10.87 - $12.97	$11.12 - $13.41	$10.12 - $10.44
Cost of Investments	$37,358,349	$5,659,359	$64,248,521	$2,636,140,177	$67,277,035	$31,593,656

	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$82,936,045	$39,522,092	$8,740,056	$21,787,510	$70,735,865	$8,723,265
Receivables:
Due from Pacific Life Insurance Company	98,194	233,875	70,565	31,935	121,927	22,546
Total Assets	83,034,239	39,755,967	8,810,621	21,819,445	70,857,792	8,745,811
LIABILITIES
Payables:
Investments purchased	101,105	235,705	70,976	32,827	124,122	22,935
Total Liabilities	101,105	235,705	70,976	32,827	124,122	22,935
NET ASSETS	$82,933,134	$39,520,262	$8,739,645	$21,786,618	$70,733,670	$8,722,876
NET ASSETS CONSIST OF:
Accumulation units	82,933,134	39,520,262	8,719,236	21,733,923	70,733,670	8,722,876
Contracts in payout (annuitization) period	—	—	20,409	52,695	—	—
NET ASSETS	$82,933,134	$39,520,262	$8,739,645	$21,786,618	$70,733,670	$8,722,876
Units Outstanding	7,548,239	3,314,682	836,041	1,693,500	4,938,435	705,959
Accumulation Unit Value	$10.65 - $11.46	$11.72 - $12.13	$10.27 - $10.65	$11.63 - $13.09	$11.84 - $14.95	$11.57 - $12.58
Cost of Investments	$77,675,617	$37,630,483	$8,538,120	$19,307,110	$61,484,218	$7,679,020

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
ASSETS
Investments in mutual funds, at value	$348,014,221	$332,881,148	$18,995,083	$53,106,381	$44,045,277	$112,460,266
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	86,422	133,978
Investments sold	114,190	440,625	5,859	10,674	—	—
Total Assets	348,128,411	333,321,773	19,000,942	53,117,055	44,131,699	112,594,244
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	119,559	445,779	6,676	12,821	—	—
Investments purchased	—	—	—	—	88,111	137,075
Total Liabilities	119,559	445,779	6,676	12,821	88,111	137,075
NET ASSETS	$348,008,852	$332,875,994	$18,994,266	$53,104,234	$44,043,588	$112,457,169
NET ASSETS CONSIST OF:
Accumulation units	347,879,871	332,570,431	18,994,266	53,104,234	44,043,588	112,457,169
Contracts in payout (annuitization) period	128,981	305,563	—	—	—	—
NET ASSETS	$348,008,852	$332,875,994	$18,994,266	$53,104,234	$44,043,588	$112,457,169
Units Outstanding	25,511,615	25,370,686	1,647,144	4,423,951	3,960,415	9,214,722
Accumulation Unit Value	$11.62 - $15.75	$11.35 - $14.52	$10.28 - $11.76	$11.62 - $13.18	$10.53 - $12.72	$10.80 - $12.72
Cost of Investments	$306,019,110	$304,286,973	$18,818,306	$47,005,620	$40,007,418	$99,645,448

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Capital	Global	iShares Alternative	iShares Dynamic
	New World Fund	Securities	Appreciation	Allocation	Strategies	Allocation
	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$42,752,523	$39,417,251	$37,766,632	$1,985,386,469	$12,281,242	$21,857,982
Receivables:
Due from Pacific Life Insurance Company	17,732	41,501	—	10,645	3,472	—
Investments sold	—	—	96,015	—	—	1,619
Total Assets	42,770,255	39,458,752	37,862,647	1,985,397,114	12,284,714	21,859,601
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	95,653	—	—	2,746
Investments purchased	19,357	43,844	—	6,953	4,200	—
Total Liabilities	19,357	43,844	95,653	6,953	4,200	2,746
NET ASSETS	$42,750,898	$39,414,908	$37,766,994	$1,985,390,161	$12,280,514	$21,856,855
NET ASSETS CONSIST OF:
Accumulation units	42,750,898	39,414,908	37,766,994	1,985,337,556	12,258,430	21,856,855
Contracts in payout (annuitization) period	—	—	—	52,605	22,084	—
NET ASSETS	$42,750,898	$39,414,908	$37,766,994	$1,985,390,161	$12,280,514	$21,856,855
Units Outstanding	3,663,500	3,866,724	1,718,685	151,755,086	1,051,290	1,924,941
Accumulation Unit Value	$11.28 - $13.03	$9.88 - $10.54	$18.65 - $24.82	$10.75 - $14.76	$11.40 - $12.08	$10.95 - $11.75
Cost of Investments	$35,692,660	$40,131,464	$31,715,899	$1,653,797,440	$11,331,575	$19,572,625

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock			Fidelity VIP
	iShares Dynamic	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP
	Fixed Income	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income
	V.I. Class I	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$14,368,446	$13,342,444	$184,455,349	$249,389,853	$237,514,032	$52,171,412
Receivables:
Due from Pacific Life Insurance Company	3,169	—	5,174	2,331	—	62,238
Investments sold	—	4,028	—	—	1,617,908	—
Total Assets	14,371,615	13,346,472	184,460,523	249,392,184	239,131,940	52,233,650
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	4,634	—	—	1,621,449	—
Investments purchased	3,760	—	8,494	4,070	—	64,114
Total Liabilities	3,760	4,634	8,494	4,070	1,621,449	64,114
NET ASSETS	$14,367,855	$13,341,838	$184,452,029	$249,388,114	$237,510,491	$52,169,536
NET ASSETS CONSIST OF:
Accumulation units	14,367,855	13,341,838	184,452,029	249,388,114	237,156,166	52,169,536
Contracts in payout (annuitization) period	—	—	—	—	354,325	—
NET ASSETS	$14,367,855	$13,341,838	$184,452,029	$249,388,114	$237,510,491	$52,169,536
Units Outstanding	1,402,698	1,121,293	10,873,948	17,709,234	24,835,099	4,681,197
Accumulation Unit Value	$9.99 - $10.60	$11.68 - $12.45	$11.22 - $18.36	$11.02 - $15.39	$9.36 - $10.03	$10.81 - $11.57
Cost of Investments	$14,298,509	$11,147,510	$160,594,139	$222,126,835	$237,514,032	$51,129,713

	First Trust	First Trust/Dow	First Trust	Franklin	Franklin
	Dorsey Wright	Jones Dividend &	Multi Income	Founding Funds	Founding Funds	Franklin
	Tactical Core	Income Allocation	Allocation	Allocation	Allocation	Income
	Class I	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
ASSETS
Investments in mutual funds, at value	$15,024,991	$554,652,007	$9,200,292	$21,632,290	$340,448,005	$37,824,633
Receivables:
Due from Pacific Life Insurance Company	—	131,140	390	181,128	—	—
Investments sold	3,144	—	—	—	96,467	24,160
Total Assets	15,028,135	554,783,147	9,200,682	21,813,418	340,544,472	37,848,793
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,838	—	—	—	93,179	26,147
Investments purchased	—	137,158	780	181,573	—	—
Total Liabilities	3,838	137,158	780	181,573	93,179	26,147
NET ASSETS	$15,024,297	$554,645,989	$9,199,902	$21,631,845	$340,451,293	$37,822,646
NET ASSETS CONSIST OF:
Accumulation units	15,024,297	554,538,906	9,199,902	21,625,564	340,451,293	37,822,646
Contracts in payout (annuitization) period	—	107,083	—	6,281	—	—
NET ASSETS	$15,024,297	$554,645,989	$9,199,902	$21,631,845	$340,451,293	$37,822,646
Units Outstanding	1,308,313	37,643,369	823,556	1,302,134	24,332,103	3,458,251
Accumulation Unit Value	$11.33 - $11.93	$10.92 - $16.07	$10.81 - $11.56	$15.32 - $17.58	$11.42 - $16.55	$10.72 - $11.23
Cost of Investments	$13,268,501	$488,630,007	$8,697,341	$20,403,140	$282,129,814	$35,204,729

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Franklin	Franklin				Janus
	Mutual Global	Rising	Templeton	Ivy		Henderson
	Discovery	Dividends	Global Bond	VIP Asset	Ivy	Balanced
	VIP Class 2	VIP Class 2	VIP Class 2	Strategy	VIP Energy	Service Shares
ASSETS
Investments in mutual funds, at value	$220,415,709	$167,634,734	$93,541,395	$15,529,949	$20,442,718	$1,770,975,129
Receivables:
Due from Pacific Life Insurance Company	107,826	—	151,934	—	16,015	481,773
Investments sold	—	246,975	—	96,453	—	—
Total Assets	220,523,535	167,881,709	93,693,329	15,626,402	20,458,733	1,771,456,902
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	247,832	—	96,922	—	—
Investments purchased	110,077	—	153,729	—	17,280	482,659
Total Liabilities	110,077	247,832	153,729	96,922	17,280	482,659
NET ASSETS	$220,413,458	$167,633,877	$93,539,600	$15,529,480	$20,441,453	$1,770,974,243
NET ASSETS CONSIST OF:
Accumulation units	220,304,829	167,602,944	93,535,270	15,529,480	20,441,453	1,770,967,892
Contracts in payout (annuitization) period	108,629	30,933	4,330	—	—	6,351
NET ASSETS	$220,413,458	$167,633,877	$93,539,600	$15,529,480	$20,441,453	$1,770,974,243
Units Outstanding	14,006,116	10,043,010	9,560,513	1,570,854	2,560,099	123,407,941
Accumulation Unit Value	$11.12 - $18.71	$12.10 - $18.23	$9.25 - $12.37	$9.61 - $11.93	$7.84 - $8.54	$11.17 - $15.53
Cost of Investments	$226,846,737	$146,256,350	$94,418,613	$14,881,489	$17,933,824	$1,533,686,452

	Janus	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Henderson	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Flexible Bond	Core Bond	Global Allocation	Income Builder	Mid Cap Value	U.S. Equity
	Service Shares	Class 1	Class 2	Class 2	Class 1	Class 1
ASSETS
Investments in mutual funds, at value	$28,345,580	$375,125	$8,639,746	$8,381,217	$96,805	$66,176
Receivables:
Due from Pacific Life Insurance Company	66,643	—	7,456	—	—	—
Investments sold	—	14	—	—	4	31
Total Assets	28,412,223	375,139	8,647,202	8,381,217	96,809	66,207
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	5	—	19	2	126
Investments purchased	67,799	—	7,796	403	—	—
Total Liabilities	67,799	5	7,796	422	2	126
NET ASSETS	$28,344,424	$375,134	$8,639,406	$8,380,795	$96,807	$66,081
NET ASSETS CONSIST OF:
Accumulation units	28,338,513	374,851	8,639,406	8,380,795	96,807	66,081
Contracts in payout (annuitization) period	5,911	283	—	—	—	—
NET ASSETS	$28,344,424	$375,134	$8,639,406	$8,380,795	$96,807	$66,081
Units Outstanding	2,770,207	25,121	754,917	760,276	3,381	2,329
Accumulation Unit Value	$9.98 - $10.59	$14.54 - $14.94	$11.12 - $11.86	$10.80 - $11.35	$28.02 - $28.79	$28.37 - $28.37
Cost of Investments	$28,553,102	$362,918	$8,133,667	$7,855,059	$57,243	$20,781

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	ClearBridge	Lord Abbett	Lord Abbett		MFS	MFS
	Variable	Bond	International	Lord Abbett	Total Return	Utilities
	Aggressive Growth	Debenture	Equity	Total Return	Series -	Series -
	- Class II	Class VC	Class VC	Class VC	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$6,589,090	$88,875,206	$65,862,706	$296,913,405	$440,022,728	$41,644,256
Receivables:
Due from Pacific Life Insurance Company	1,838	—	—	338,466	—	77,865
Investments sold	—	64,755	75,588	—	92,854	—
Total Assets	6,590,928	88,939,961	65,938,294	297,251,871	440,115,582	41,722,121
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	66,876	76,103	—	95,881	—
Investments purchased	2,108	—	—	339,466	—	78,717
Total Liabilities	2,108	66,876	76,103	339,466	95,881	78,717
NET ASSETS	$6,588,820	$88,873,085	$65,862,191	$296,912,405	$440,019,701	$41,643,404
NET ASSETS CONSIST OF:
Accumulation units	6,588,820	88,861,517	65,855,908	296,912,405	439,914,446	41,621,011
Contracts in payout (annuitization) period	—	11,568	6,283	—	105,255	22,393
NET ASSETS	$6,588,820	$88,873,085	$65,862,191	$296,912,405	$440,019,701	$41,643,404
Units Outstanding	583,639	7,119,649	4,639,673	25,749,327	29,971,293	3,260,393
Accumulation Unit Value	$11.08 - $11.65	$11.03 - $13.29	$10.32 - $15.52	$10.14 - $12.88	$10.73 - $16.36	$11.87 - $14.14
Cost of Investments	$6,295,276	$86,207,706	$58,056,931	$296,072,446	$397,702,473	$38,375,023

		MFS
	MFS	Massachusetts	Neuberger Berman		Oppenheimer	PIMCO
	Value	Investors	U.S. Equity Index	Oppenheimer	International	All Asset All
	Series -	Growth Stock -	PutWrite Strategy	Global Fund/VA	Growth Fund/VA	Authority -
	Service Class	Service Class	Class S	Service Shares	Service Shares	Advisor Class
ASSETS
Investments in mutual funds, at value	$83,439,776	$76,739,843	$652,759	$18,166,885	$10,707,853	$4,242,510
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1,889	8,486	455
Investments sold	73,699	177,448	24	—	—	—
Total Assets	83,513,475	76,917,291	652,783	18,168,774	10,716,339	4,242,965
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	73,587	176,986	58	—	—	—
Investments purchased	—	—	—	2,767	8,975	700
Total Liabilities	73,587	176,986	58	2,767	8,975	700
NET ASSETS	$83,439,888	$76,740,305	$652,725	$18,166,007	$10,707,364	$4,242,265
NET ASSETS CONSIST OF:
Accumulation units	83,439,888	76,740,305	641,015	18,166,007	10,707,364	4,242,265
Contracts in payout (annuitization) period	—	—	11,710	—	—	—
NET ASSETS	$83,439,888	$76,740,305	$652,725	$18,166,007	$10,707,364	$4,242,265
Units Outstanding	3,800,832	5,881,500	64,702	1,407,294	901,922	428,374
Accumulation Unit Value	$20.33 - $25.05	$12.80 - $13.06	$9.99 - $10.30	$12.28 - $13.72	$11.63 - $12.96	$9.68 - $10.24
Cost of Investments	$65,484,871	$71,366,994	$615,772	$15,785,635	$9,416,012	$3,821,357

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2017

	Variable Accounts
	PIMCO
	Commodity-			SP Prudential
	RealReturn		SP International	U.S. Emerging
	Strategy -	Jennison	Growth	Growth	Value	Schwab
	Advisor Class	Class II	Class II	Class II	Class II	VIT Balanced
ASSETS
Investments in mutual funds, at value	$7,121,196	$170,258	$57,546	$111,371	$129,837	$58,777,353
Receivables:
Due from Pacific Life Insurance Company	—	67	—	—	—	—
Investments sold	596	26	3	18	6	3,537
Total Assets	7,121,792	170,351	57,549	111,389	129,843	58,780,890
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,017	—	33	27	104	3,834
Total Liabilities	1,017	—	33	27	104	3,834
NET ASSETS	$7,120,775	$170,351	$57,516	$111,362	$129,739	$58,777,056
NET ASSETS CONSIST OF:
Accumulation units	7,120,775	170,351	57,516	111,362	129,739	58,777,056
Contracts in payout (annuitization) period	—	—	—	—	—	—
NET ASSETS	$7,120,775	$170,351	$57,516	$111,362	$129,739	$58,777,056
Units Outstanding	1,223,238	6,326	3,029	3,595	5,785	4,673,447
Accumulation Unit Value	$5.46 - $10.25	$26.45 - $28.01	$18.52 - $19.65	$30.69 - $32.49	$21.72 - $23.00	$11.13 - $12.61
Cost of Investments	$7,234,967	$34,602	$26,478	$46,257	$53,368	$52,075,293

	Schwab		State Street	VanEck VIP
	VIT Balanced	Schwab	Total Return	Global Hard Assets
	with Growth	VIT Growth	V.I.S. Class 3	Class S
ASSETS
Investments in mutual funds, at value	$137,193,483	$143,880,587	$478,274,151	$17,210,670
Receivables:
Due from Pacific Life Insurance Company	—	—	26,182	16,556
Investments sold	42,197	16,506	—	—
Total Assets	137,235,680	143,897,093	478,300,333	17,227,226
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	42,896	16,705	—	—
Investments purchased	—	—	25,108	17,146
Total Liabilities	42,896	16,705	25,108	17,146
NET ASSETS	$137,192,784	$143,880,388	$478,275,225	$17,210,080
NET ASSETS CONSIST OF:
Accumulation units	137,192,784	143,880,388	478,275,225	17,210,080
Contracts in payout (annuitization) period	—	—	—	—
NET ASSETS	$137,192,784	$143,880,388	$478,275,225	$17,210,080
Units Outstanding	10,035,039	9,505,102	28,254,998	2,200,630
Accumulation Unit Value	$11.68 - $13.83	$12.21 - $15.22	$10.93 - $21.13	$7.34 - $9.50
Cost of Investments	$115,543,530	$114,976,491	$391,206,928	$13,899,927

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	71,080	1,554,604	498,058	1,499,481	2,362,778	2,682,144
Administrative fees	15,076	282,708	96,363	256,782	372,224	397,695
Total Expenses	86,156	1,837,312	594,421	1,756,263	2,735,002	3,079,839
Net Investment Income (Loss)	(86,156)	(1,837,312)	(594,421)	(1,756,263)	(2,735,002)	(3,079,839)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,477)	39,317	46,993	223,034	5,348,427	368,282
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(3,477)	39,317	46,993	223,034	5,348,427	368,282
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	345,447	9,027,412	1,579,307	4,614,713	8,946,095	7,276,488
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,814	$7,229,417	$1,031,879	$3,081,484	$11,559,520	$4,564,931

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	167,614	5,010,875	2,716,669	213,637	1,842,875	942,739
Administrative fees	29,377	763,596	546,266	36,823	339,885	156,957
Total Expenses	196,991	5,774,471	3,262,935	250,460	2,182,760	1,099,696
Net Investment Income (Loss)	(196,991)	(5,774,471)	(3,262,935)	(250,460)	(2,182,760)	(1,099,696)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(11,483)	5,462,832	71,579	7,988	6,166,423	3,233,508
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(11,483)	5,462,832	71,579	7,988	6,166,423	3,233,508
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	455,492	13,463,307	3,761,955	2,142,046	26,827,699	20,716,927
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$247,018	$13,151,668	$570,599	$1,899,574	$30,811,362	$22,850,739

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	3,005,906	7,437,407	1,444,318	2,726,302	1,693,127	2,595,399
Administrative fees	515,821	1,336,821	226,373	377,877	265,253	397,966
Total Expenses	3,521,727	8,774,228	1,670,691	3,104,179	1,958,380	2,993,365
Net Investment Income (Loss)	(3,521,727)	(8,774,228)	(1,670,691)	(3,104,179)	(1,958,380)	(2,993,365)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,725,467	(187,424)	579,034	4,850,612	877,649	12,298,148
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,725,467	(187,424)	579,034	4,850,612	877,649	12,298,148
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	46,410,534	130,405,208	28,867,859	54,745,187	37,665,511	15,231,511
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,614,274	$121,443,556	$27,776,202	$56,491,620	$36,584,780	$24,536,294

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS  (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	360,096	3,593,064	2,575,795	2,083,167	1,022,306	568,458
Administrative fees	57,900	501,970	374,380	347,589	179,682	97,272
Total Expenses	417,996	4,095,034	2,950,175	2,430,756	1,201,988	665,730
Net Investment Income (Loss)	(417,996)	(4,095,034)	(2,950,175)	(2,430,756)	(1,201,988)	(665,730)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,055,027	22,489,870	7,546,639	4,376,616	266,827	431,835
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,055,027	22,489,870	7,546,639	4,376,616	266,827	431,835
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,819,234	23,214,788	36,967,824	41,819,490	12,605,702	3,666,612
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,456,265	$41,609,624	$41,564,288	$43,765,350	$11,670,541	$3,432,717

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	2,341,285	1,518,627	267,035	2,207,600	2,782,020	511,124
Administrative fees	368,508	246,047	53,089	353,919	469,558	87,774
Total Expenses	2,709,793	1,764,674	320,124	2,561,519	3,251,578	598,898
Net Investment Income (Loss)	(2,709,793)	(1,764,674)	(320,124)	(2,561,519)	(3,251,578)	(598,898)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(65,391)	4,342,050	(10,484)	1,384,399	7,245,934	1,197,593
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(65,391)	4,342,050	(10,484)	1,384,399	7,245,934	1,197,593
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25,742,600	6,170,863	3,553,675	52,517,177	56,338,843	10,655,558
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,967,416	$8,748,239	$3,223,067	$51,340,057	$60,333,199	$11,254,253

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,482,709	3,146,281	1,899,052	1,058,730	43,800	11,304
Administrative fees	223,195	513,999	300,371	170,398	7,687	2,766
Total Expenses	1,705,904	3,660,280	2,199,423	1,229,128	51,487	14,070
Net Investment Income (Loss)	(1,705,904)	(3,660,280)	(2,199,423)	(1,229,128)	(51,487)	(14,070)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,361,519	11,144,399	10,135,321	(19,820)	13,758	1,037
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,361,519	11,144,399	10,135,321	(19,820)	13,758	1,037
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,489,476	42,305,550	(5,279,196)	26,696,240	(134,085)	74,437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,145,091	$49,789,669	$2,656,702	$25,447,292	$(171,814)	$61,404

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS  (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	147,764	121,067	5,159,988	21,513,765	6,988,608	22,571,223
Administrative fees	30,467	24,472	948,259	4,102,188	1,240,068	3,408,873
Total Expenses	178,231	145,539	6,108,247	25,615,953	8,228,676	25,980,096
Net Investment Income (Loss)	(178,231)	(145,539)	(6,108,247)	(25,615,953)	(8,228,676)	(25,980,096)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,677	3,111	997,784	(84,359)	374,785	64,032,488
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	11,677	3,111	997,784	(84,359)	374,785	64,032,488
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,195,550	682,189	44,003,836	262,232,968	100,309,319	63,072,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,028,996	$539,761	$38,893,373	$236,532,656	$92,455,428	$101,124,529

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$15,352,085
EXPENSES
Mortality and expense risk	34,960,455	142,923,625	124,580,445	26,156,427	669,857	4,951,614
Administrative fees	5,297,058	21,460,805	18,222,619	3,857,767	139,835	841,814
Total Expenses	40,257,513	164,384,430	142,803,064	30,014,194	809,692	5,793,428
Net Investment Income (Loss)	(40,257,513)	(164,384,430)	(142,803,064)	(30,014,194)	(809,692)	9,558,657
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	102,439,447	482,415,246	477,454,210	104,680,700	(14,138)	(2,248,218)
Capital gain distributions (1)	—	—	—	—	—	22,021,880
Realized Gain (Loss) on Investments	102,439,447	482,415,246	477,454,210	104,680,700	(14,138)	19,773,662
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	184,904,355	919,205,399	959,763,716	231,682,023	7,663,835	2,902,417
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$247,086,289	$1,237,236,215	$1,294,414,862	$306,348,529	$6,840,005	$32,234,736

	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$547,442	$160,688	$1,059,300	$37,279,357	$1,322,321	$531,406
EXPENSES
Mortality and expense risk	381,558	53,057	844,613	30,795,755	687,931	188,785
Administrative fees	73,709	10,189	160,806	5,601,731	133,086	40,122
Total Expenses	455,267	63,246	1,005,419	36,397,486	821,017	228,907
Net Investment Income (Loss)	92,175	97,442	53,881	881,871	501,304	302,499
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(323,605)	(34,464)	(5,753)	(832,327)	(199,378)	(116,571)
Capital gain distributions (1)	683,749	87,552	1,515,045	124,272,666	2,424,697	284,383
Realized Gain (Loss) on Investments	360,144	53,088	1,509,292	123,440,339	2,225,319	167,812
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,990,909	351,469	5,644,395	235,684,740	6,524,661	(93,563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,443,228	$501,999	$7,207,568	$360,006,950	$9,251,284	$376,748

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS  (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$1,889,656	$324,022	$30,648	$415,417	$363,808	$19,746
EXPENSES
Mortality and expense risk	706,693	195,729	56,284	129,168	523,914	43,700
Administrative fees	142,855	39,965	11,938	27,768	112,612	9,195
Total Expenses	849,548	235,694	68,222	156,936	636,526	52,895
Net Investment Income (Loss)	1,040,108	88,328	(37,574)	258,481	(272,718)	(33,149)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(123,859)	(2,509)	(27,060)	(2,914)	(213,588)	(31,146)
Capital gain distributions (1)	—	1,046,598	33,193	220,508	1,562,457	—
Realized Gain (Loss) on Investments	(123,859)	1,044,089	6,133	217,594	1,348,869	(31,146)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,827,127	1,862,873	294,962	2,262,351	12,093,786	1,118,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,743,376	$2,995,290	$263,521	$2,738,426	$13,169,937	$1,054,677

			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
INVESTMENT INCOME
Dividends (1)	$1,381,258	$3,992,899	$1,077,562	$601,760	$828,194	$723,665
EXPENSES
Mortality and expense risk	3,439,162	3,412,001	150,224	360,647	348,604	1,102,402
Administrative fees	620,453	602,412	32,018	78,580	75,884	210,811
Total Expenses	4,059,615	4,014,413	182,242	439,227	424,488	1,313,213
Net Investment Income (Loss)	(2,678,357)	(21,514)	895,320	162,533	403,706	(589,548)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(288,539)	(66,751)	(33,044)	(437,373)	(254,109)	9,052
Capital gain distributions (1)	29,124,830	19,603,960	—	401,025	—	890,108
Realized Gain (Loss) on Investments	28,836,291	19,537,209	(33,044)	(36,348)	(254,109)	899,160
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	43,842,093	37,468,494	(156,972)	9,191,036	7,288,152	11,351,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,000,027	$56,984,189	$705,304	$9,317,221	$7,437,749	$11,660,893

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Capital	Global	iShares Alternative	iShares Dynamic
	New World Fund	Securities	Appreciation	Allocation	Strategies	Allocation
	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends (1)	$302,027	$449,452	$—	$24,764,489	$324,673	$402,064
EXPENSES
Mortality and expense risk	332,812	410,022	251,139	22,979,769	127,931	213,678
Administrative fees	69,892	88,019	55,379	3,893,964	25,954	42,043
Total Expenses	402,704	498,041	306,518	26,873,733	153,885	255,721
Net Investment Income (Loss)	(100,677)	(48,589)	(306,518)	(2,109,244)	170,788	146,343
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(264,279)	(503,515)	681,754	4,466,388	(4,776)	(9,015)
Capital gain distributions (1)	—	—	4,111,472	22,806,415	—	—
Realized Gain (Loss) on Investments	(264,279)	(503,515)	4,793,226	27,272,803	(4,776)	(9,015)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,184,601	593,069	5,677,653	201,701,279	1,065,621	2,299,702
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,819,645	$40,965	$10,164,361	$226,864,838	$1,231,633	$2,437,030

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS  (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock			Fidelity VIP
	iShares Dynamic	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP
	Fixed Income	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income
	V.I. Class I	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2
INVESTMENT INCOME
Dividends (1)	$289,595	$229,521	$1,283,440	$2,272,948	$1,440,999	$1,522,677
EXPENSES
Mortality and expense risk	147,240	131,124	1,665,202	2,464,159	3,111,782	454,071
Administrative fees	29,447	24,611	332,996	461,135	497,445	98,251
Total Expenses	176,687	155,735	1,998,198	2,925,294	3,609,227	552,322
Net Investment Income (Loss)	112,908	73,786	(714,758)	(652,346)	(2,168,228)	970,355
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(40,942)	5,049	(355,707)	(340,710)	—	(72,741)
Capital gain distributions (1)	—	—	8,209,112	4,709,732	—	263,287
Realized Gain (Loss) on Investments	(40,942)	5,049	7,853,405	4,369,022	—	190,546
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	249,241	2,035,678	20,892,045	27,430,597	—	1,421,587
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,207	$2,114,513	$28,030,692	$31,147,273	$(2,168,228)	$2,582,488

	First Trust	First Trust/Dow	First Trust	Franklin	Franklin
	Dorsey Wright	Jones Dividend &	Multi Income	Founding Funds	Founding Funds	Franklin
	Tactical Core	Income Allocation	Allocation	Allocation	Allocation	Income
	Class I	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
INVESTMENT INCOME
Dividends (1)	$68,813	$6,733,266	$242,160	$547,013	$8,765,600	$1,298,727
EXPENSES
Mortality and expense risk	116,759	6,024,053	101,754	139,995	4,279,350	322,570
Administrative fees	23,506	1,063,069	22,056	30,634	680,716	67,247
Total Expenses	140,265	7,087,122	123,810	170,629	4,960,066	389,817
Net Investment Income (Loss)	(71,452)	(353,856)	118,350	376,384	3,805,534	908,910
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15,940	91,417	25,439	(90,420)	1,478,462	(48,126)
Capital gain distributions (1)	139,167	25,481,888	—	843,232	14,057,610	—
Realized Gain (Loss) on Investments	155,107	25,573,305	25,439	752,812	15,536,072	(48,126)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,566,883	33,048,731	286,903	991,893	14,033,995	1,541,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,650,538	$58,268,180	$430,692	$2,121,089	$33,375,601	$2,402,464

	Franklin	Franklin				Janus
	Mutual Global	Rising	Templeton	Ivy		Henderson
	Discovery	Dividends	Global Bond	VIP Asset	Ivy	Balanced
	VIP Class 2	VIP Class 2	VIP Class 2	Strategy	VIP Energy	Service Shares
INVESTMENT INCOME
Dividends (1)	$3,815,068	$2,296,241	$—	$238,778	$153,226	$22,159,280
EXPENSES
Mortality and expense risk	1,816,281	1,582,235	921,395	162,804	243,377	17,051,928
Administrative fees	373,829	314,090	190,521	34,128	39,371	3,325,885
Total Expenses	2,190,110	1,896,325	1,111,916	196,932	282,748	20,377,813
Net Investment Income (Loss)	1,624,958	399,916	(1,111,916)	41,846	(129,522)	1,781,467
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,297,094)	(890,029)	(1,406,278)	(1,021,251)	(1,159,442)	(815,476)
Capital gain distributions (1)	12,147,358	5,469,410	284,852	—	—	3,015,219
Realized Gain (Loss) on Investments	8,850,264	4,579,381	(1,121,426)	(1,021,251)	(1,159,442)	2,199,743
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,821,369	21,555,354	2,653,115	3,380,097	(2,259,476)	230,339,997
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,296,591	$26,534,651	$419,773	$2,400,692	$(3,548,440)	$234,321,207

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS  (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Janus	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Henderson	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Flexible Bond	Core Bond	Global Allocation	Income Builder	Mid Cap Value	U.S. Equity
	Service Shares	Class 1	Class 2	Class 2	Class 1	Class 1
INVESTMENT INCOME
Dividends (1)	$698,039	$9,870	$95,265	$281,774	$750	$533
EXPENSES
Mortality and expense risk	301,807	4,904	56,943	85,930	1,223	756
Administrative fees	61,237	587	11,780	16,206	142	91
Total Expenses	363,044	5,491	68,723	102,136	1,365	847
Net Investment Income (Loss)	334,995	4,379	26,542	179,638	(615)	(314)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(89,696)	1,380	(987)	15,400	585	102
Capital gain distributions (1)	—	—	314,458	69,183	4,179	599
Realized Gain (Loss) on Investments	(89,696)	1,380	313,471	84,583	4,764	701
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	281,460	2,751	470,830	495,689	6,704	11,005
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$526,759	$8,510	$810,843	$759,910	$10,853	$11,392

	ClearBridge	Lord Abbett	Lord Abbett		MFS	MFS
	Variable	Bond	International	Lord Abbett	Total Return	Utilities
	Aggressive Growth	Debenture	Equity	Total Return	Series -	Series -
	- Class II	Class VC	Class VC	Class VC	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$16,412	$3,623,441	$1,187,074	$7,006,458	$9,015,706	$1,663,592
EXPENSES
Mortality and expense risk	55,561	821,707	435,721	2,015,516	4,525,007	432,949
Administrative fees	11,469	159,584	96,971	454,584	837,969	84,555
Total Expenses	67,030	981,291	532,692	2,470,100	5,362,976	517,504
Net Investment Income (Loss)	(50,618)	2,642,150	654,382	4,536,358	3,652,730	1,146,088
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(31,720)	(101,877)	(790,643)	(338,801)	(109,498)	(139,815)
Capital gain distributions (1)	400,617	853,615	—	—	11,573,138	—
Realized Gain (Loss) on Investments	368,897	751,738	(790,643)	(338,801)	11,463,640	(139,815)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	321,021	2,464,201	13,860,975	4,284,417	26,068,951	3,716,496
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$639,300	$5,858,089	$13,724,714	$8,481,974	$41,185,321	$4,722,769

		MFS
	MFS	Massachusetts	Neuberger Berman		Oppenheimer	PIMCO
	Value	Investors	U.S. Equity Index	Oppenheimer	International	All Asset All
	Series -	Growth Stock -	PutWrite Strategy	Global Fund/VA	Growth Fund/VA	Authority -
	Service Class	Service Class	Class S	Service Shares	Service Shares	Advisor Class
INVESTMENT INCOME
Dividends (1)	$1,369,546	$306,553	$—	$62,603	$78,059	$217,523
EXPENSES
Mortality and expense risk	533,740	475,962	5,813	96,344	70,709	50,075
Administrative fees	118,006	110,663	1,049	18,940	14,240	9,897
Total Expenses	651,746	586,625	6,862	115,284	84,949	59,972
Net Investment Income (Loss)	717,800	(280,072)	(6,862)	(52,681)	(6,890)	157,551
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	82,786	(322,263)	147	(10,479)	(18,035)	47,050
Capital gain distributions (1)	3,172,271	3,830,338	—	—	—	—
Realized Gain (Loss) on Investments	3,255,057	3,508,075	147	(10,479)	(18,035)	47,050
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,011,290	14,431,363	33,496	2,339,866	1,371,925	222,363
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,984,147	$17,659,366	$26,781	$2,276,706	$1,347,000	$426,964

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS  (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	PIMCO
	Commodity-			SP Prudential
	RealReturn		SP International	U.S. Emerging
	Strategy -	Jennison	Growth	Growth	Value	Schwab
	Advisor Class	Class II	Class II	Class II	Class II	VIT Balanced
INVESTMENT INCOME
Dividends (1)	$773,028	$—	$—	$—	$—	$652,219
EXPENSES
Mortality and expense risk	80,181	5,255	2,838	5,270	1,752	195,183
Administrative fees	14,972	510	274	501	188	136,914
Total Expenses	95,153	5,765	3,112	5,771	1,940	332,097
Net Investment Income (Loss)	677,875	(5,765)	(3,112)	(5,771)	(1,940)	320,122
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(389,596)	229,102	99,371	174,629	15,402	70,880
Capital gain distributions (1)	—	—	—	—	—	389,027
Realized Gain (Loss) on Investments	(389,596)	229,102	99,371	174,629	15,402	459,907
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(269,849)	(120,462)	(39,618)	(108,341)	4,574	4,116,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,430	$102,875	$56,641	$60,517	$18,036	$4,896,951

	Schwab		State Street	VanEck VIP
	VIT Balanced	Schwab	Total Return	Global Hard Assets
	with Growth	VIT Growth	V.I.S. Class 3	Class S
INVESTMENT INCOME
Dividends (1)	$1,779,122	$1,834,614	$8,131,552	$—
EXPENSES
Mortality and expense risk	482,095	486,105	5,143,715	178,746
Administrative fees	321,518	339,864	852,328	36,187
Total Expenses	803,613	825,969	5,996,043	214,933
Net Investment Income (Loss)	975,509	1,008,645	2,135,509	(214,933)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	115,711	321,424	3,533,360	220,594
Capital gain distributions (1)	742,276	387,138	12,563,135	—
Realized Gain (Loss) on Investments	857,987	708,562	16,096,495	220,594
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,870,266	18,936,361	42,486,086	(643,675)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,703,762	$20,653,568	$60,718,090	$(638,014)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(86,156)	$(51,677)	$(1,837,312)	$(1,797,310)	$(594,421)	$(538,529)
Realized gain (loss) on investments	(3,477)	(5,509)	39,317	26,049	46,993	(75,246)
Change in net unrealized appreciation (depreciation) on investments	345,447	173,706	9,027,412	6,189,372	1,579,307	3,194,508
Net Increase (Decrease) in Net Assets
Resulting from Operations	255,814	116,520	7,229,417	4,418,111	1,031,879	2,580,733
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,570,451	2,011,474	15,960,903	12,508,559	8,084,157	4,843,011
Transfers between variable and fixed accounts, net	2,239,509	1,774,149	6,623,541	10,858,435	(46,219)	(1,502,928)
Contract benefits and terminations	(990,373)	(465,173)	(14,728,530)	(12,407,355)	(5,749,116)	(4,807,510)
Contract charges and deductions	(1,307)	(2,104)	(274,246)	(296,933)	(17,565)	(17,410)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	260	68	—	—
Other	137	(203)	960	(637)	(190)	(5,661)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	3,818,417	3,318,143	7,582,888	10,662,137	2,271,067	(1,490,498)
NET INCREASE (DECREASE) IN NET ASSETS	4,074,231	3,434,663	14,812,305	15,080,248	3,302,946	1,090,235
NET ASSETS
Beginning of Year	5,386,512	1,951,849	131,681,727	116,601,479	42,106,982	41,016,747
End of Year	$9,460,743	$5,386,512	$146,494,032	$131,681,727	$45,409,928	$42,106,982

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,756,263)	$(1,515,259)	$(2,735,002)	$(2,661,560)	$(3,079,839)	$(3,429,041)
Realized gain (loss) on investments	223,034	166,809	5,348,427	3,510,558	368,282	(565,864)
Change in net unrealized appreciation (depreciation) on investments	4,614,713	9,509,587	8,946,095	23,107,358	7,276,488	12,458,828
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,081,484	8,161,137	11,559,520	23,956,356	4,564,931	8,463,923
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,157,173	4,229,920	10,616,178	6,982,804	7,224,852	4,395,813
Transfers between variable and fixed accounts, net	16,971,633	13,763,028	(5,346,875)	16,034,693	8,042,905	(1,689,882)
Contract benefits and terminations	(23,973,621)	(12,037,187)	(25,102,710)	(20,710,221)	(32,306,587)	(31,049,636)
Contract charges and deductions	(230,969)	(216,777)	(429,179)	(443,688)	(339,134)	(394,325)
Adjustments to net assets allocated to contracts in payout (annuitization) period	114	(710)	(1,794)	(1,591)	7,849	3,548
Other	(2,613)	(6,824)	30,586	(5,689)	3,541	(3,284)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	921,717	5,731,450	(20,233,794)	1,856,308	(17,366,574)	(28,737,766)
NET INCREASE (DECREASE) IN NET ASSETS	4,003,201	13,892,587	(8,674,274)	25,812,664	(12,801,643)	(20,273,843)
NET ASSETS
Beginning of Year	118,540,100	104,647,513	193,712,176	167,899,512	216,884,736	237,158,579
End of Year	$122,543,301	$118,540,100	$185,037,902	$193,712,176	$204,083,093	$216,884,736

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(196,991)	$(225,778)	$(5,774,471)	$(6,373,382)	$(3,262,935)	$(3,316,083)
Realized gain (loss) on investments	(11,483)	(139,475)	5,462,832	7,998,473	71,579	37,343
Change in net unrealized appreciation (depreciation) on investments	455,492	479,159	13,463,307	5,152,527	3,761,955	5,129,931
Net Increase (Decrease) in Net Assets
Resulting from Operations	247,018	113,906	13,151,668	6,777,618	570,599	1,851,191
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,356,210	541,225	24,389,274	15,762,882	14,935,569	14,096,211
Transfers between variable and fixed accounts, net	904,870	(1,514,878)	12,842,022	(1,231,021)	38,511,741	23,669,631
Contract benefits and terminations	(1,758,894)	(1,645,715)	(63,194,963)	(60,894,561)	(39,793,592)	(39,861,577)
Contract charges and deductions	(41,264)	(59,163)	(638,526)	(716,461)	(1,802,730)	(1,841,080)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(20,290)	(3,884)	1,331	(3,291)
Other	(40)	(473)	(31,549)	(53,976)	1,744	(4,584)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	460,882	(2,679,004)	(26,654,032)	(47,137,021)	11,854,063	(3,944,690)
NET INCREASE (DECREASE) IN NET ASSETS	707,900	(2,565,098)	(13,502,364)	(40,359,403)	12,424,662	(2,093,499)
NET ASSETS
Beginning of Year	14,002,168	16,567,266	416,030,223	456,389,626	307,361,924	309,455,423
End of Year	$14,710,068	$14,002,168	$402,527,859	$416,030,223	$319,786,586	$307,361,924

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(250,460)	$(190,907)	$(2,182,760)	$(2,005,159)	$(1,099,696)	$(1,083,419)
Realized gain (loss) on investments	7,988	(206,699)	6,166,423	1,627,371	3,233,508	(392,011)
Change in net unrealized appreciation (depreciation) on investments	2,142,046	2,122,172	26,827,699	28,648,596	20,716,927	(1,687,053)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,899,574	1,724,566	30,811,362	28,270,808	22,850,739	(3,162,483)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,334,541	1,161,699	8,045,503	4,824,303	2,581,284	2,951,925
Transfers between variable and fixed accounts, net	6,014,119	2,015,694	(7,343,943)	(6,238,431)	(3,659,691)	(4,133,469)
Contract benefits and terminations	(1,738,091)	(1,281,488)	(17,542,635)	(14,426,436)	(8,965,890)	(7,202,153)
Contract charges and deductions	(35,360)	(31,707)	(1,021,196)	(1,006,925)	(390,499)	(379,963)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(5,405)	(2,524)	(10,952)	496
Other	(637)	(22)	261	1,963	1,791	1,013
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	6,574,572	1,864,176	(17,867,415)	(16,848,050)	(10,443,957)	(8,762,151)
NET INCREASE (DECREASE) IN NET ASSETS	8,474,146	3,588,742	12,943,947	11,422,758	12,406,782	(11,924,634)
NET ASSETS
Beginning of Year	14,351,136	10,762,394	196,799,642	185,376,884	84,377,998	96,302,632
End of Year	$22,825,282	$14,351,136	$209,743,589	$196,799,642	$96,784,780	$84,377,998

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,521,727)	$(3,095,695)	$(8,774,228)	$(6,776,093)	$(1,670,691)	$(1,511,392)
Realized gain (loss) on investments	2,725,467	(43,784)	(187,424)	(874,705)	579,034	(115,147)
Change in net unrealized appreciation (depreciation) on investments	46,410,534	26,827,495	130,405,208	57,898,746	28,867,859	2,248,713
Net Increase (Decrease) in Net Assets
Resulting from Operations	45,614,274	23,688,016	121,443,556	50,247,948	27,776,202	622,174
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,936,456	15,090,294	111,859,110	70,860,649	6,400,095	5,921,256
Transfers between variable and fixed accounts, net	(795,240)	18,966,162	26,568,849	18,303,186	8,688,199	(10,779,961)
Contract benefits and terminations	(26,304,782)	(22,356,211)	(51,789,917)	(45,383,375)	(13,539,539)	(10,602,116)
Contract charges and deductions	(860,219)	(833,011)	(454,300)	(406,517)	(168,831)	(159,887)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(8,672)	(1,426)	(10,740)	(2,365)	(2,839)	143
Other	1,139	(5,021)	(2,963)	(3,593)	(1,881)	2,552
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(12,031,318)	10,860,787	86,170,039	43,367,985	1,375,204	(15,618,013)
NET INCREASE (DECREASE) IN NET ASSETS	33,582,956	34,548,803	207,613,595	93,615,933	29,151,406	(14,995,839)
NET ASSETS
Beginning of Year	265,325,367	230,776,564	566,929,068	473,313,135	100,426,734	115,422,573
End of Year	$298,908,323	$265,325,367	$774,542,663	$566,929,068	$129,578,140	$100,426,734

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,104,179)	$(2,843,612)	$(1,958,380)	$(1,752,620)	$(2,993,365)	$(2,877,768)
Realized gain (loss) on investments	4,850,612	6,216,181	877,649	5,394,327	12,298,148	10,810,579
Change in net unrealized appreciation (depreciation) on investments	54,745,187	(2,334,459)	37,665,511	(5,944,212)	15,231,511	13,526,434
Net Increase (Decrease) in Net Assets
Resulting from Operations	56,491,620	1,038,110	36,584,780	(2,302,505)	24,536,294	21,459,245
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,253,278	8,386,906	11,017,992	6,078,469	8,353,036	6,711,640
Transfers between variable and fixed accounts, net	4,029,960	(9,580,009)	9,469,259	(20,657,694)	484,079	(3,215,423)
Contract benefits and terminations	(24,432,906)	(19,651,359)	(14,859,280)	(12,374,299)	(26,158,868)	(21,017,580)
Contract charges and deductions	(219,219)	(195,168)	(176,972)	(189,856)	(245,263)	(251,210)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(12,317)	891	(19,063)	(1,921)	(1,839)	(2,881)
Other	(4,971)	(7,425)	(925)	(3,450)	429	(3,652)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(7,386,175)	(21,046,164)	5,431,011	(27,148,751)	(17,568,426)	(17,779,106)
NET INCREASE (DECREASE) IN NET ASSETS	49,105,445	(20,008,054)	42,015,791	(29,451,256)	6,967,868	3,680,139
NET ASSETS
Beginning of Year	192,689,145	212,697,199	112,315,118	141,766,374	207,532,086	203,851,947
End of Year	$241,794,590	$192,689,145	$154,330,909	$112,315,118	$214,499,954	$207,532,086

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(417,996)	$(409,672)	$(4,095,034)	$(3,836,318)	$(2,950,175)	$(2,657,690)
Realized gain (loss) on investments	1,055,027	1,390,115	22,489,870	12,052,468	7,546,639	9,990,144
Change in net unrealized appreciation (depreciation) on investments	4,819,234	949,151	23,214,788	18,254,804	36,967,824	20,588,568
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,456,265	1,929,594	41,609,624	26,470,954	41,564,288	27,921,022
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,575,763	690,917	8,717,510	7,155,427	11,571,719	6,261,549
Transfers between variable and fixed accounts, net	(92,399)	(4,671,290)	(6,842,613)	3,340,207	1,673,483	(8,558,671)
Contract benefits and terminations	(3,255,669)	(2,402,236)	(34,069,531)	(29,696,174)	(24,493,834)	(18,688,215)
Contract charges and deductions	(62,977)	(72,755)	(487,216)	(466,351)	(247,426)	(244,601)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(63,113)	459	(15,372)	(2,718)
Other	462	(442)	(237)	(27,324)	11,188	(1,143)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(1,834,820)	(6,455,806)	(32,745,200)	(19,693,756)	(11,500,242)	(21,233,799)
NET INCREASE (DECREASE) IN NET ASSETS	3,621,445	(4,526,212)	8,864,424	6,777,198	30,064,046	6,687,223
NET ASSETS
Beginning of Year	27,808,078	32,334,290	280,082,160	273,304,962	191,476,971	184,789,748
End of Year	$31,429,523	$27,808,078	$288,946,584	$280,082,160	$221,541,017	$191,476,971

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,430,756)	$(2,238,719)	$(1,201,988)	$(1,053,273)	$(665,730)	$(554,851)
Realized gain (loss) on investments	4,376,616	914,745	266,827	431,184	431,835	136,773
Change in net unrealized appreciation (depreciation) on investments	41,819,490	9,699,539	12,605,702	10,767,478	3,666,612	10,897,283
Net Increase (Decrease) in Net Assets
Resulting from Operations	43,765,350	8,375,565	11,670,541	10,145,389	3,432,717	10,479,205
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,117,833	6,402,293	9,405,169	4,990,308	5,588,414	2,817,504
Transfers between variable and fixed accounts, net	(398,136)	(6,143,378)	(235,696)	2,979,450	(5,046,238)	9,545,572
Contract benefits and terminations	(17,596,845)	(13,763,017)	(9,341,957)	(7,030,908)	(5,378,766)	(4,116,051)
Contract charges and deductions	(602,951)	(583,569)	(162,567)	(187,285)	(89,012)	(98,453)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(9,660)	(495)	(680)	62	(13)	33
Other	4,070	(1,894)	470	193	639	291
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(8,485,689)	(14,090,060)	(335,261)	751,820	(4,924,976)	8,148,896
NET INCREASE (DECREASE) IN NET ASSETS	35,279,661	(5,714,495)	11,335,280	10,897,209	(1,492,259)	18,628,101
NET ASSETS
Beginning of Year	173,111,392	178,825,887	84,417,787	73,520,578	52,954,215	34,326,114
End of Year	$208,391,053	$173,111,392	$95,753,067	$84,417,787	$51,461,956	$52,954,215

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,709,793)	$(2,284,729)	$(1,764,674)	$(1,537,259)	$(320,124)	$(197,764)
Realized gain (loss) on investments	(65,391)	5,986,897	4,342,050	2,094,838	(10,484)	(66,121)
Change in net unrealized appreciation (depreciation) on investments	25,742,600	25,013,610	6,170,863	27,361,727	3,553,675	2,709,802
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,967,416	28,715,778	8,748,239	27,919,306	3,223,067	2,445,917
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,500,323	8,548,777	8,876,110	6,045,214	5,171,255	2,019,159
Transfers between variable and fixed accounts, net	9,991,629	(810,382)	(5,612,578)	6,345,607	(560,983)	7,034,871
Contract benefits and terminations	(22,404,734)	(15,200,668)	(14,019,564)	(9,636,946)	(2,151,122)	(586,450)
Contract charges and deductions	(209,392)	(210,255)	(224,617)	(241,117)	(25,665)	(16,615)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(5,622)	(85)	(4,279)	(980)	—	—
Other	(4,048)	(10,346)	6,041	(9)	(226)	(377)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	6,868,156	(7,682,959)	(10,978,887)	2,511,769	2,433,259	8,450,588
NET INCREASE (DECREASE) IN NET ASSETS	29,835,572	21,032,819	(2,230,648)	30,431,075	5,656,326	10,896,505
NET ASSETS
Beginning of Year	181,325,886	160,293,067	131,490,936	101,059,861	24,600,438	13,703,933
End of Year	$211,161,458	$181,325,886	$129,260,288	$131,490,936	$30,256,764	$24,600,438

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,561,519)	$(2,259,332)	$(3,251,578)	$(3,064,788)	$(598,898)	$(586,645)
Realized gain (loss) on investments	1,384,399	7,954,840	7,245,934	(677,682)	1,197,593	570,415
Change in net unrealized appreciation (depreciation) on investments	52,517,177	2,391,526	56,338,843	447,385	10,655,558	645,315
Net Increase (Decrease) in Net Assets
Resulting from Operations	51,340,057	8,087,034	60,333,199	(3,295,085)	11,254,253	629,085
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,337,184	5,518,589	10,018,511	5,793,176	2,790,869	1,590,480
Transfers between variable and fixed accounts, net	11,937,593	(3,068,230)	(10,161,014)	2,844,791	120,288	(5,996,654)
Contract benefits and terminations	(21,506,382)	(14,906,291)	(26,512,094)	(20,709,444)	(4,593,446)	(3,483,544)
Contract charges and deductions	(421,665)	(419,756)	(1,164,077)	(1,130,505)	(141,090)	(143,742)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(12,777)	(1,136)	(11,699)	(3,964)	(1,645)	147
Other	2,094	(2,285)	4,700	(12,420)	1,489	(578)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	2,336,047	(12,879,109)	(27,825,673)	(13,218,366)	(1,823,535)	(8,033,891)
NET INCREASE (DECREASE) IN NET ASSETS	53,676,104	(4,792,075)	32,507,526	(16,513,451)	9,430,718	(7,404,806)
NET ASSETS
Beginning of Year	157,344,732	162,136,807	242,468,735	258,982,186	38,784,671	46,189,477
End of Year	$211,020,836	$157,344,732	$274,976,261	$242,468,735	$48,215,389	$38,784,671

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,705,904)	$(1,647,067)	$(3,660,280)	$(3,669,957)	$(2,199,423)	$(2,469,769)
Realized gain (loss) on investments	4,361,519	2,247,125	11,144,399	3,995,163	10,135,321	10,522,214
Change in net unrealized appreciation (depreciation) on investments	19,489,476	1,049,729	42,305,550	(21,960,809)	(5,279,196)	(28,995)
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,145,091	1,649,787	49,789,669	(21,635,603)	2,656,702	8,023,450
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,288,453	3,009,790	16,197,505	13,844,056	5,238,422	5,818,301
Transfers between variable and fixed accounts, net	(1,906,524)	(199,701)	(4,637,424)	(32,352,758)	(509,059)	(3,637,116)
Contract benefits and terminations	(15,989,219)	(12,434,842)	(26,514,184)	(22,242,649)	(17,871,173)	(15,981,515)
Contract charges and deductions	(254,778)	(268,562)	(363,335)	(400,618)	(301,479)	(363,533)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(8,467)	(38)	(3,252)	(608)	(24,706)	6,215
Other	(4,107)	(7,158)	17,346	4,319	1,735	(2,569)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(11,874,642)	(9,900,511)	(15,303,344)	(41,148,258)	(13,466,260)	(14,160,217)
NET INCREASE (DECREASE) IN NET ASSETS	10,270,449	(8,250,724)	34,486,325	(62,783,861)	(10,809,558)	(6,136,767)
NET ASSETS
Beginning of Year	116,712,247	124,962,971	231,374,915	294,158,776	164,758,555	170,895,322
End of Year	$126,982,696	$116,712,247	$265,861,240	$231,374,915	$153,948,997	$164,758,555

	Technology		Currency Strategies		Diversified Alternatives
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,229,128)	$(1,006,592)	$(51,487)	$(54,743)	$(14,070)	$(4,706)
Realized gain (loss) on investments	(19,820)	(729,445)	13,758	(22,545)	1,037	(202)
Change in net unrealized appreciation (depreciation) on investments	26,696,240	(4,189,192)	(134,085)	170,454	74,437	23,254
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,447,292	(5,925,229)	(171,814)	93,166	61,404	18,346
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,737,293	3,523,828	301,427	413,603	334,912	269,520
Transfers between variable and fixed accounts, net	11,891,664	(1,502,964)	(420,223)	810,971	801,524	489,745
Contract benefits and terminations	(8,350,984)	(5,992,935)	(422,899)	(403,596)	(74,279)	(7,271)
Contract charges and deductions	(168,901)	(179,861)	(1,310)	(1,949)	(474)	(26)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,424)	(709)	—	—	—	—
Other	1,761	462	36	(1)	(86)	(35)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	10,107,409	(4,152,179)	(542,969)	819,028	1,061,597	751,933
NET INCREASE (DECREASE) IN NET ASSETS	35,554,701	(10,077,408)	(714,783)	912,194	1,123,001	770,279
NET ASSETS
Beginning of Year	66,534,514	76,611,922	4,184,452	3,272,258	795,736	25,457
End of Year	$102,089,215	$66,534,514	$3,469,669	$4,184,452	$1,918,737	$795,736

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(178,231)	$(124,772)	$(145,539)	$(128,964)	$(6,108,247)	$(5,720,088)
Realized gain (loss) on investments	11,677	(65,621)	3,111	11,786	997,784	(382,492)
Change in net unrealized appreciation (depreciation) on investments	2,195,550	1,118,622	682,189	437,525	44,003,836	29,180,760
Net Increase (Decrease) in Net Assets Resulting from Operations	2,028,996	928,229	539,761	320,347	38,893,373	23,078,180
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,600,716	2,166,939	731,397	521,298	38,053,659	43,582,833
Transfers between variable and fixed accounts, net	1,834,414	2,607,060	1,799,068	523,034	594,961	38,519,538
Contract benefits and terminations	(1,932,468)	(803,376)	(1,298,628)	(1,203,571)	(47,446,990)	(39,469,556)
Contract charges and deductions	(1,792)	(2,961)	(2,124)	(2,236)	(2,839,677)	(2,680,966)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	(3,710)	—
Other	(206)	(1,286)	(116)	(1,051)	1,611	(10,445)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,500,664	3,966,376	1,229,597	(162,526)	(11,640,146)	39,941,404
NET INCREASE (DECREASE) IN NET ASSETS	4,529,660	4,894,605	1,769,358	157,821	27,253,227	63,019,584
NET ASSETS
Beginning of Year	11,856,347	6,961,742	10,122,150	9,964,329	464,351,611	401,332,027
End of Year	$16,386,007	$11,856,347	$11,891,508	$10,122,150	$491,604,838	$464,351,611

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(25,615,953)	$(22,029,014)	$(8,228,676)	$(7,018,724)	$(25,980,096)	$(29,689,995)
Realized gain (loss) on investments	(84,359)	(3,173,849)	374,785	(1,338,616)	64,032,488	37,156,241
Change in net unrealized appreciation (depreciation) on investments	262,232,968	144,848,308	100,309,319	53,007,718	63,072,137	76,856,511
Net Increase (Decrease) in Net Assets Resulting from Operations	236,532,656	119,645,445	92,455,428	44,650,378	101,124,529	84,322,757
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	218,858,706	149,875,952	48,353,403	28,905,249	24,271,633	32,482,975
Transfers between variable and fixed accounts, net	75,255,275	75,130,456	52,323,722	17,254,670	(10,105,276)	113,221,811
Contract benefits and terminations	(159,289,621)	(121,007,289)	(67,210,076)	(51,229,020)	(292,475,509)	(326,302,414)
Contract charges and deductions	(15,390,501)	(13,158,129)	(3,282,846)	(3,001,985)	(12,247,150)	(13,951,683)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	(9,615)	7,484
Other	(16,956)	16,368	(2,302)	9,008	31,951	(22,751)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	119,416,903	90,857,358	30,181,901	(8,062,078)	(290,533,966)	(194,564,578)
NET INCREASE (DECREASE) IN NET ASSETS	355,949,559	210,502,803	122,637,329	36,588,300	(189,409,437)	(110,241,821)
NET ASSETS
Beginning of Year	1,858,370,366	1,647,867,563	559,105,960	522,517,660	1,873,697,960	1,983,939,781
End of Year	$2,214,319,925	$1,858,370,366	$681,743,289	$559,105,960	$1,684,288,523	$1,873,697,960

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(40,257,513)	$(42,130,798)	$(164,384,430)	$(167,064,102)	$(142,803,064)	$(142,341,860)
Realized gain (loss) on investments	102,439,447	75,127,570	482,415,246	339,250,505	477,454,210	345,074,975
Change in net unrealized appreciation (depreciation) on investments	184,904,355	114,670,358	919,205,399	543,426,091	959,763,716	444,234,418
Net Increase (Decrease) in Net Assets Resulting from Operations	247,086,289	147,667,130	1,237,236,215	715,612,494	1,294,414,862	646,967,533
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	44,859,161	46,333,529	159,711,168	164,025,658	87,261,468	77,885,053
Transfers between variable and fixed accounts, net	(19,434,571)	(21,667,398)	(69,433,577)	(125,753,552)	(76,810,926)	(232,194,589)
Contract benefits and terminations	(355,427,597)	(361,816,302)	(1,375,630,082)	(1,267,575,857)	(1,129,773,893)	(952,871,376)
Contract charges and deductions	(17,802,391)	(18,735,457)	(78,328,635)	(80,815,810)	(66,806,196)	(69,726,226)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(42,023)	(23,958)	(306,590)	(8,940)	(91,254)	(40,472)
Other	(8,098)	(4,978)	86,658	(73,943)	146,604	(58,440)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(347,855,519)	(355,914,564)	(1,363,901,058)	(1,310,202,444)	(1,186,074,197)	(1,177,006,050)
NET INCREASE (DECREASE) IN NET ASSETS	(100,769,230)	(208,247,434)	(126,664,843)	(594,589,950)	108,340,665	(530,038,517)
NET ASSETS
Beginning of Year	2,839,652,691	3,047,900,125	11,277,155,614	11,871,745,564	9,362,255,525	9,892,294,042
End of Year	$2,738,883,461	$2,839,652,691	$11,150,490,771	$11,277,155,614	$9,470,596,190	$9,362,255,525

	Portfolio Optimization		PSF DFA		Invesco V.I. Balanced-Risk
	Aggressive-Growth		Balanced Allocation (1)		Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(30,014,194)	$(29,392,819)	$(809,692)	$(127,356)	$9,558,657	$(4,705,844)
Realized gain (loss) on investments	104,680,700	70,412,888	(14,138)	(7,291)	19,773,662	(7,127,796)
Change in net unrealized appreciation (depreciation) on investments	231,682,023	99,556,652	7,663,835	789,545	2,902,417	47,359,957
Net Increase (Decrease) in Net Assets Resulting from Operations	306,348,529	140,576,721	6,840,005	654,898	32,234,736	35,526,317
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24,624,165	23,089,709	40,816,064	16,870,622	26,124,570	18,508,775
Transfers between variable and fixed accounts, net	(23,815,694)	(69,032,235)	18,593,628	14,690,380	(17,363,273)	38,667,246
Contract benefits and terminations	(233,985,444)	(170,160,470)	(2,930,572)	(335,807)	(48,149,415)	(38,494,488)
Contract charges and deductions	(12,152,811)	(12,420,897)	(369,826)	(55,663)	(3,437,918)	(3,142,850)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(338,411)	(6,883)	—	—	180	82
Other	48,912	(27,632)	(2,160)	(2,106)	3,710	(8,757)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(245,619,283)	(228,558,408)	56,107,134	31,167,426	(42,822,146)	15,530,008
NET INCREASE (DECREASE) IN NET ASSETS	60,729,246	(87,981,687)	62,947,139	31,822,324	(10,587,410)	51,056,325
NET ASSETS
Beginning of Year or Period	1,935,350,732	2,023,332,419	31,822,324	—	411,438,619	360,382,294
End of Year or Period	$1,996,079,978	$1,935,350,732	$94,769,463	$31,822,324	$400,851,209	$411,438,619

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Invesco V.I. Equity and		Invesco V.I. Global		American Century
	Income Series II		Real Estate Series II		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$92,175	$122,532	$97,442	$12,112	$53,881	$127,631
Realized gain (loss) on investments	360,144	(81,986)	53,088	(42,051)	1,509,292	1,563,367
Change in net unrealized appreciation (depreciation) on investments	2,990,909	3,057,215	351,469	(39,978)	5,644,395	7,994,273
Net Increase (Decrease) in Net Assets Resulting from Operations	3,443,228	3,097,761	501,999	(69,917)	7,207,568	9,685,271
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,620,096	4,046,821	1,064,546	964,213	14,006,370	8,698,592
Transfers between variable and fixed accounts, net	1,834,768	10,073,227	885,182	1,128,796	(8,832,973)	27,633,266
Contract benefits and terminations	(5,072,643)	(1,442,156)	(241,937)	(122,150)	(6,626,281)	(4,800,175)
Contract charges and deductions	(52,955)	(33,212)	(1,169)	(1,058)	(29,457)	(20,908)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(74)	—	—	—	(24)	(534)
Other	(396)	(990)	(35)	862	(260)	(4,482)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,328,796	12,643,690	1,706,587	1,970,663	(1,482,625)	31,505,759
NET INCREASE (DECREASE) IN NET ASSETS	6,772,024	15,741,451	2,208,586	1,900,746	5,724,943	41,191,030
NET ASSETS
Beginning of Year	34,520,360	18,778,909	3,734,563	1,833,817	72,613,873	31,422,843
End of Year	$41,292,384	$34,520,360	$5,943,149	$3,734,563	$78,338,816	$72,613,873

	American Funds IS Asset		American Funds IS Blue Chip		American Funds IS
	Allocation Class 4		Income and Growth Class 4		Bond Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$881,871	$2,715,937	$501,304	$514,959	$302,499	$89,389
Realized gain (loss) on investments	123,440,339	48,526,388	2,225,319	1,309,749	167,812	(35,238)
Change in net unrealized appreciation (depreciation) on investments	235,684,740	114,236,817	6,524,661	1,944,288	(93,563)	(273,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	360,006,950	165,479,142	9,251,284	3,768,996	376,748	(218,864)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	291,785,754	162,953,386	20,984,404	14,498,867	12,113,982	7,198,929
Transfers between variable and fixed accounts, net	78,274,213	181,985,622	80,505	32,955,467	4,834,216	8,536,758
Contract benefits and terminations	(243,499,797)	(164,653,197)	(6,214,900)	(1,785,914)	(1,039,430)	(1,423,531)
Contract charges and deductions	(21,756,518)	(17,837,203)	(46,704)	(16,077)	(30,635)	(9,505)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(659)	73	(353)	—	—	—
Other	(36,978)	(2,215)	(630)	(15,517)	(1,879)	415
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	104,766,015	162,446,466	14,802,322	45,636,826	15,876,254	14,303,066
NET INCREASE (DECREASE) IN NET ASSETS	464,772,965	327,925,608	24,053,606	49,405,822	16,253,002	14,084,202
NET ASSETS
Beginning of Year	2,457,433,788	2,129,508,180	51,646,555	2,240,733	14,962,175	877,973
End of Year	$2,922,206,753	$2,457,433,788	$75,700,161	$51,646,555	$31,215,177	$14,962,175

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS Capital		American Funds IS		American Funds IS
	Income Builder Class 4		Global Balanced Class 4		Global Bond Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,040,108	$1,056,798	$88,328	$60,631	$(37,574)	$(11,836)
Realized gain (loss) on investments	(123,859)	(376,841)	1,044,089	(30,549)	6,133	(31,203)
Change in net unrealized appreciation (depreciation) on investments	6,827,127	542,270	1,862,873	40,993	294,962	(91,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,743,376	1,222,227	2,995,290	71,075	263,521	(134,866)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,451,388	10,413,388	11,713,478	4,837,109	2,626,922	2,147,099
Transfers between variable and fixed accounts, net	5,312,229	10,969,809	17,340,080	4,138,456	2,135,061	2,147,691
Contract benefits and terminations	(4,847,880)	(2,577,179)	(1,759,400)	(424,374)	(573,770)	(180,489)
Contract charges and deductions	(108,608)	(84,756)	(20,709)	(7,181)	(6,238)	(1,868)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(234)	(2,210)	(1,373)	(413)	(230)	(144)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,806,895	18,719,052	27,272,076	8,543,597	4,181,745	4,112,289
NET INCREASE (DECREASE) IN NET ASSETS	18,550,271	19,941,279	30,267,366	8,614,672	4,445,266	3,977,423
NET ASSETS
Beginning of Year	64,382,863	44,441,584	9,252,896	638,224	4,294,379	316,956
End of Year	$82,933,134	$64,382,863	$39,520,262	$9,252,896	$8,739,645	$4,294,379

	American Funds IS Global		American Funds IS		American Funds IS Global
	Growth and Income Class 4		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$258,481	$76,318	$(272,718)	$(212,239)	$(33,149)	$(13,010)
Realized gain (loss) on investments	217,594	(16,457)	1,348,869	210,461	(31,146)	156,960
Change in net unrealized appreciation (depreciation) on investments	2,262,351	227,279	12,093,786	(715,707)	1,118,972	(67,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,738,426	287,140	13,169,937	(717,485)	1,054,677	76,537
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,305,573	4,074,397	11,785,937	5,754,550	3,556,606	1,168,544
Transfers between variable and fixed accounts, net	4,565,031	2,916,241	8,964,870	(9,123,851)	1,603,801	977,708
Contract benefits and terminations	(655,718)	(120,847)	(3,022,108)	(2,341,769)	(159,904)	(15,443)
Contract charges and deductions	(13,293)	(4,312)	(45,667)	(35,312)	(8,522)	(2,800)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(481)	607	(1,215)	(11)	(404)	(4,133)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,201,112	6,866,086	17,681,817	(5,746,393)	4,991,577	2,123,876
NET INCREASE (DECREASE) IN NET ASSETS	13,939,538	7,153,226	30,851,754	(6,463,878)	6,046,254	2,200,413
NET ASSETS
Beginning of Year	7,847,080	693,854	39,881,916	46,345,794	2,676,622	476,209
End of Year	$21,786,618	$7,847,080	$70,733,670	$39,881,916	$8,722,876	$2,676,622

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS		American Funds IS High-
	Growth Class 4		Growth-Income Class 4		Income Bond Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,678,357)	$(1,864,956)	$(21,514)	$(51,634)	$895,320	$437,545
Realized gain (loss) on investments	28,836,291	19,292,151	19,537,209	25,809,067	(33,044)	(24,231)
Change in net unrealized appreciation (depreciation) on investments	43,842,093	1,316,801	37,468,494	(890,150)	(156,972)	360,625
Net Increase (Decrease) in Net Assets Resulting from Operations	70,000,027	18,743,996	56,984,189	24,867,283	705,304	773,939
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	33,430,060	22,024,710	29,455,720	18,912,256	5,699,676	3,806,967
Transfers between variable and fixed accounts, net	14,657,629	(6,416,222)	(1,275,068)	7,633,137	2,794,727	6,411,873
Contract benefits and terminations	(31,457,505)	(20,039,804)	(32,925,029)	(22,244,663)	(1,060,340)	(625,278)
Contract charges and deductions	(409,981)	(387,806)	(407,988)	(382,070)	(9,679)	(2,842)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(10,336)	(4,746)	(20,934)	(4,345)	—	—
Other	(3,009)	(13,177)	(1,289)	(16,030)	(423)	(1,370)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	16,206,858	(4,837,045)	(5,174,588)	3,898,285	7,423,961	9,589,350
NET INCREASE (DECREASE) IN NET ASSETS	86,206,885	13,906,951	51,809,601	28,765,568	8,129,265	10,363,289
NET ASSETS
Beginning of Year	261,801,967	247,895,016	281,066,393	252,300,825	10,865,001	501,712
End of Year	$348,008,852	$261,801,967	$332,875,994	$281,066,393	$18,994,266	$10,865,001

	American Funds IS		American Funds IS International		American Funds IS Managed Risk
	International Class 4		Growth and Income Class 4		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$162,533	$55,540	$403,706	$399,846	$(589,548)	$(56,226)
Realized gain (loss) on investments	(36,348)	820,063	(254,109)	(836,462)	899,160	1,610,431
Change in net unrealized appreciation (depreciation) on investments	9,191,036	(299,905)	7,288,152	458,810	11,351,281	2,546,575
Net Increase (Decrease) in Net Assets Resulting from Operations	9,317,221	575,698	7,437,749	22,194	11,660,893	4,100,780
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,799,522	4,558,089	5,592,118	2,739,661	19,318,947	10,769,601
Transfers between variable and fixed accounts, net	9,129,909	2,092,102	3,125,880	2,068,379	11,297,405	10,840,294
Contract benefits and terminations	(2,317,132)	(1,174,686)	(2,268,333)	(1,571,241)	(9,156,833)	(3,768,954)
Contract charges and deductions	(26,571)	(20,017)	(38,152)	(33,007)	(761,799)	(492,263)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	40
Other	(2,081)	3,285	86	(149)	334	(5,185)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,583,647	5,458,773	6,411,599	3,203,643	20,698,054	17,343,533
NET INCREASE (DECREASE) IN NET ASSETS	26,900,868	6,034,471	13,849,348	3,225,837	32,358,947	21,444,313
NET ASSETS
Beginning of Year	26,203,366	20,168,895	30,194,240	26,968,403	80,098,222	58,653,909
End of Year	$53,104,234	$26,203,366	$44,043,588	$30,194,240	$112,457,169	$80,098,222

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS U.S. Government/		BlackRock Capital Appreciation
	New World Fund Class 4		AAA-Rated Securities Class 4		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(100,677)	$(99,742)	$(48,589)	$(123,322)	$(306,518)	$(285,390)
Realized gain (loss) on investments	(264,279)	(721,522)	(503,515)	823,953	4,793,226	804,938
Change in net unrealized appreciation (depreciation) on investments	8,184,601	1,560,477	593,069	(884,988)	5,677,653	(790,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,819,645	739,213	40,965	(184,357)	10,164,361	(270,610)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,675,009	2,921,658	7,867,547	5,961,411	559,261	636,265
Transfers between variable and fixed accounts, net	5,605,923	2,659,052	(8,151,978)	12,279,859	(4,168,525)	384,178
Contract benefits and terminations	(1,656,688)	(522,997)	(7,307,368)	(9,090,153)	(2,715,274)	(1,928,464)
Contract charges and deductions	(25,997)	(18,431)	(22,730)	(37,320)	(435,161)	(421,244)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(983)	(4,412)	556	(802)	243	(2,472)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,597,264	5,034,870	(7,613,973)	9,112,995	(6,759,456)	(1,331,737)
NET INCREASE (DECREASE) IN NET ASSETS	18,416,909	5,774,083	(7,573,008)	8,928,638	3,404,905	(1,602,347)
NET ASSETS
Beginning of Year	24,333,989	18,559,906	46,987,916	38,059,278	34,362,089	35,964,436
End of Year	$42,750,898	$24,333,989	$39,414,908	$46,987,916	$37,766,994	$34,362,089

	BlackRock Global Allocation		BlackRock iShares		BlackRock iShares
	V.I. Class III		Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,109,244)	$(3,997,889)	$170,788	$162,282	$146,343	$142,459
Realized gain (loss) on investments	27,272,803	(30,457,481)	(4,776)	(88,432)	(9,015)	(207,198)
Change in net unrealized appreciation (depreciation) on investments	201,701,279	81,005,817	1,065,621	293,223	2,299,702	868,435
Net Increase (Decrease) in Net Assets Resulting from Operations	226,864,838	46,550,447	1,231,633	367,073	2,437,030	803,696
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	68,010,545	55,101,499	1,061,169	867,544	3,264,148	1,864,989
Transfers between variable and fixed accounts, net	(50,847,150)	(107,339,896)	201,805	1,852,349	1,586,479	1,989,246
Contract benefits and terminations	(215,941,539)	(182,555,515)	(1,152,922)	(543,509)	(1,676,966)	(1,674,740)
Contract charges and deductions	(17,710,110)	(18,876,094)	(2,643)	(2,891)	(6,134)	(16,426)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2,000)	(2,246)	—	—	—	—
Other	6,862	(8,914)	4	184	(370)	(56)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(216,483,392)	(253,681,166)	107,413	2,173,677	3,167,157	2,163,013
NET INCREASE (DECREASE) IN NET ASSETS	10,381,446	(207,130,719)	1,339,046	2,540,750	5,604,187	2,966,709
NET ASSETS
Beginning of Year	1,975,008,715	2,182,139,434	10,941,468	8,400,718	16,252,668	13,285,959
End of Year	$1,985,390,161	$1,975,008,715	$12,280,514	$10,941,468	$21,856,855	$16,252,668

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	BlackRock iShares		BlackRock iShares		Fidelity VIP Contrafund
	Dynamic Fixed Income V.I. Class I		Equity Appreciation V.I. Class I		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$112,908	$74,359	$73,786	$42,229	$(714,758)	$(716,868)
Realized gain (loss) on investments	(40,942)	(46,287)	5,049	(125,223)	7,853,405	4,948,902
Change in net unrealized appreciation (depreciation) on investments	249,241	84,723	2,035,678	740,815	20,892,045	3,308,843
Net Increase (Decrease) in Net Assets Resulting from Operations	321,207	112,795	2,114,513	657,821	28,030,692	7,540,877
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,116,215	1,832,552	1,868,506	583,030	26,027,551	13,957,001
Transfers between variable and fixed accounts, net	2,743,300	1,806,500	1,012,357	1,878,227	14,142,678	4,041,868
Contract benefits and terminations	(1,792,524)	(719,001)	(878,119)	(256,432)	(12,883,665)	(7,487,326)
Contract charges and deductions	(1,484)	(1,297)	(3,458)	(2,737)	(89,190)	(69,922)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(294)	34	236	261	(1,956)	(751)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,065,213	2,918,788	1,999,522	2,202,349	27,195,418	10,440,870
NET INCREASE (DECREASE) IN NET ASSETS	3,386,420	3,031,583	4,114,035	2,860,170	55,226,110	17,981,747
NET ASSETS
Beginning of Year	10,981,435	7,949,852	9,227,803	6,367,633	129,225,919	111,244,172
End of Year	$14,367,855	$10,981,435	$13,341,838	$9,227,803	$184,452,029	$129,225,919

	Fidelity VIP FundsManager		Fidelity VIP Government		Fidelity VIP Strategic Income
	60% Service Class 2		Money Market Service Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(652,346)	$(416,762)	$(2,168,228)	$(3,938,234)	$970,355	$834,870
Realized gain (loss) on investments	4,369,022	2,294,590	—	—	190,546	(393,263)
Change in net unrealized appreciation (depreciation) on investments	27,430,597	4,516,488	—	—	1,421,587	1,352,252
Net Increase (Decrease) in Net Assets Resulting from Operations	31,147,273	6,394,316	(2,168,228)	(3,938,234)	2,582,488	1,793,859
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	29,768,172	21,071,125	38,698,960	42,371,273	10,057,758	5,950,917
Transfers between variable and fixed accounts, net	12,203,441	(17,334,185)	99,369,310	150,224,304	7,457,699	3,612,143
Contract benefits and terminations	(20,128,574)	(14,925,876)	(179,757,609)	(207,572,261)	(4,724,204)	(2,465,027)
Contract charges and deductions	(1,936,030)	(1,677,296)	(223,512)	(269,115)	(21,746)	(16,360)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	8,352	(4,314)	—	—
Other	(1,829)	(804)	55	(37,761)	(1,199)	294
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	19,905,180	(12,867,036)	(41,904,444)	(15,287,874)	12,768,308	7,081,967
NET INCREASE (DECREASE) IN NET ASSETS	51,052,453	(6,472,720)	(44,072,672)	(19,226,108)	15,350,796	8,875,826
NET ASSETS
Beginning of Year	198,335,661	204,808,381	281,583,163	300,809,271	36,818,740	27,942,914
End of Year	$249,388,114	$198,335,661	$237,510,491	$281,583,163	$52,169,536	$36,818,740

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	First Trust Dorsey Wright		First Trust/Dow Jones		First Trust
	Tactical Core Class I		Dividend & Income Allocation Class I		Multi Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(71,452)	$(27,692)	$(353,856)	$(646,221)	$118,350	$85,812
Realized gain (loss) on investments	155,107	(6,606)	25,573,305	8,526,078	25,439	(17,369)
Change in net unrealized appreciation (depreciation) on investments	1,566,883	220,687	33,048,731	22,557,639	286,903	466,618
Net Increase (Decrease) in Net Assets Resulting from Operations	1,650,538	186,389	58,268,180	30,437,496	430,692	535,061
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,584,430	2,945,938	55,409,910	35,851,828	1,283,288	1,205,976
Transfers between variable and fixed accounts, net	2,513,670	451,256	34,646,058	225,249,576	(674,940)	1,260,566
Contract benefits and terminations	(527,482)	(552,358)	(50,443,915)	(31,048,672)	(1,005,704)	(225,977)
Contract charges and deductions	(2,287)	(2,589)	(4,267,228)	(2,800,328)	(1,794)	(1,440)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(12,636)	—	—	—
Other	(387)	(7,099)	(5,169)	(31,735)	7	165
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,567,944	2,835,148	35,327,020	227,220,669	(399,143)	2,239,290
NET INCREASE (DECREASE) IN NET ASSETS	7,218,482	3,021,537	93,595,200	257,658,165	31,549	2,774,351
NET ASSETS
Beginning of Year	7,805,815	4,784,278	461,050,789	203,392,624	9,168,353	6,394,002
End of Year	$15,024,297	$7,805,815	$554,645,989	$461,050,789	$9,199,902	$9,168,353

	Franklin Founding Funds		Franklin Founding Funds		Franklin Income
	Allocation VIP Class 2		Allocation VIP Class 4		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$376,384	$499,956	$3,805,534	$7,718,688	$908,910	$388,812
Realized gain (loss) on investments	752,812	218,588	15,536,072	7,066,070	(48,126)	(77,639)
Change in net unrealized appreciation (depreciation) on investments	991,893	1,286,559	14,033,995	20,490,789	1,541,680	1,267,017
Net Increase (Decrease) in Net Assets Resulting from Operations	2,121,089	2,005,103	33,375,601	35,275,547	2,402,464	1,578,190
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,662,742	1,679,144	7,166,313	5,737,259	10,280,542	7,687,775
Transfers between variable and fixed accounts, net	11,233	1,055,324	6,341,666	(23,062,087)	6,936,941	6,222,535
Contract benefits and terminations	(845,647)	(1,075,216)	(43,425,401)	(36,940,463)	(2,897,951)	(476,802)
Contract charges and deductions	(92,900)	(83,863)	(2,753,405)	(2,880,609)	(10,055)	(4,089)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(39)	(46)	(1,110)	5,887	(977)	86
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	735,389	1,575,343	(32,671,937)	(57,140,013)	14,308,500	13,429,505
NET INCREASE (DECREASE) IN NET ASSETS	2,856,478	3,580,446	703,664	(21,864,466)	16,710,964	15,007,695
NET ASSETS
Beginning of Year	18,775,367	15,194,921	339,747,629	361,612,095	21,111,682	6,103,987
End of Year	$21,631,845	$18,775,367	$340,451,293	$339,747,629	$37,822,646	$21,111,682

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Franklin Mutual Global		Franklin Rising		Templeton
	Discovery VIP Class 2		Dividends VIP Class 2		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,624,958	$1,328,696	$399,916	$122,063	$(1,111,916)	$(1,028,461)
Realized gain (loss) on investments	8,850,264	9,887,848	4,579,381	10,642,324	(1,121,426)	(3,452,463)
Change in net unrealized appreciation (depreciation) on investments	4,821,369	9,831,950	21,555,354	5,097,958	2,653,115	5,855,890
Net Increase (Decrease) in Net Assets Resulting from Operations	15,296,591	21,048,494	26,534,651	15,862,345	419,773	1,374,966
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,807,677	8,515,485	17,448,143	11,172,058	9,185,312	4,143,792
Transfers between variable and fixed accounts, net	2,178,884	4,180,201	(2,547,139)	25,506,629	6,285,342	3,310,595
Contract benefits and terminations	(14,871,894)	(12,799,322)	(14,432,105)	(11,499,518)	(8,446,097)	(6,339,094)
Contract charges and deductions	(1,287,690)	(1,243,893)	(115,851)	(92,177)	(121,922)	(113,907)
Adjustments to net assets allocated to contracts in payout (annuitization) period	559	126	(443)	—	394	77
Other	(120)	(471)	(42)	(6,138)	(211)	(1,766)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,172,584)	(1,347,874)	352,563	25,080,854	6,902,818	999,697
NET INCREASE (DECREASE) IN NET ASSETS	14,124,007	19,700,620	26,887,214	40,943,199	7,322,591	2,374,663
NET ASSETS
Beginning of Year	206,289,451	186,588,831	140,746,663	99,803,464	86,217,009	83,842,346
End of Year	$220,413,458	$206,289,451	$167,633,877	$140,746,663	$93,539,600	$86,217,009

	Ivy VIP		Ivy VIP		Janus Henderson
	Asset Strategy		Energy		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$41,846	$(113,228)	$(129,522)	$(182,669)	$1,781,467	$7,867,175
Realized gain (loss) on investments	(1,021,251)	(1,479,595)	(1,159,442)	(519,350)	2,199,743	6,846,693
Change in net unrealized appreciation (depreciation) on investments	3,380,097	964,551	(2,259,476)	5,388,151	230,339,997	24,513,178
Net Increase (Decrease) in Net Assets Resulting from Operations	2,400,692	(628,272)	(3,548,440)	4,686,132	234,321,207	39,227,046
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	742,913	1,184,182	2,894,828	3,482,808	220,070,945	188,028,301
Transfers between variable and fixed accounts, net	(1,641,769)	(766,859)	(3,286,792)	14,391,668	129,823,760	75,175,431
Contract benefits and terminations	(1,371,434)	(1,050,848)	(1,466,813)	(1,231,794)	(125,183,359)	(88,629,894)
Contract charges and deductions	(2,836)	(2,530)	(4,993)	(2,747)	(10,564,711)	(8,207,905)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	(754)	148
Other	(95)	(1,343)	35	(5,191)	(23,334)	(3,588)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,273,221)	(637,398)	(1,863,735)	16,634,744	214,122,547	166,362,493
NET INCREASE (DECREASE) IN NET ASSETS	127,471	(1,265,670)	(5,412,175)	21,320,876	448,443,754	205,589,539
NET ASSETS
Beginning of Year	15,402,009	16,667,679	25,853,628	4,532,752	1,322,530,489	1,116,940,950
End of Year	$15,529,480	$15,402,009	$20,441,453	$25,853,628	$1,770,974,243	$1,322,530,489

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Janus Henderson		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Flexible Bond Service Shares		Core Bond Class 1		Global Allocation Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$334,995	$271,011	$4,379	$6,029	$26,542	$72,548
Realized gain (loss) on investments	(89,696)	(156,514)	1,380	860	313,471	(63,850)
Change in net unrealized appreciation (depreciation) on investments	281,460	16,199	2,751	(3,258)	470,830	158,205
Net Increase (Decrease) in Net Assets Resulting from Operations	526,759	130,696	8,510	3,631	810,843	166,903
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,820,806	2,724,777	4,916	—	2,766,461	1,126,352
Transfers between variable and fixed accounts, net	2,322,368	3,732,295	(6,720)	(20,245)	1,161,004	468,850
Contract benefits and terminations	(3,402,731)	(1,492,931)	(58,682)	(13,259)	(285,893)	(115,161)
Contract charges and deductions	(6,600)	(8,038)	(84)	(117)	(4,786)	(643)
Adjustments to net assets allocated to contracts in payout (annuitization) period	201	—	—	—	—	—
Other	81	9,866	6	—	(124)	266
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,734,125	4,965,969	(60,564)	(33,621)	3,636,662	1,479,664
NET INCREASE (DECREASE) IN NET ASSETS	2,260,884	5,096,665	(52,054)	(29,990)	4,447,505	1,646,567
NET ASSETS
Beginning of Year	26,083,540	20,986,875	427,188	457,178	4,191,901	2,545,334
End of Year	$28,344,424	$26,083,540	$375,134	$427,188	$8,639,406	$4,191,901

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Income Builder Class 2		Mid Cap Value Class 1		U.S. Equity Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$179,638	$129,168	$(615)	$(520)	$(314)	$(210)
Realized gain (loss) on investments	84,583	(40,930)	4,764	4,587	701	1,868
Change in net unrealized appreciation (depreciation) on investments	495,689	138,378	6,704	7,282	11,005	3,158
Net Increase (Decrease) in Net Assets Resulting from Operations	759,910	226,616	10,853	11,349	11,392	4,816
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	885,764	1,731,962	—	—	—	—
Transfers between variable and fixed accounts, net	1,560,151	2,209,090	—	—	(47)	(45)
Contract benefits and terminations	(1,285,931)	(473,992)	(11,390)	(1,470)	(534)	(1,667)
Contract charges and deductions	(2,613)	(3,177)	(49)	(57)	(48)	(47)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	183	(59)	2	(1)	(18)	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,157,554	3,463,824	(11,437)	(1,528)	(647)	(1,769)
NET INCREASE (DECREASE) IN NET ASSETS	1,917,464	3,690,440	(584)	9,821	10,745	3,047
NET ASSETS
Beginning of Year	6,463,331	2,772,891	97,391	87,570	55,336	52,289
End of Year	$8,380,795	$6,463,331	$96,807	$97,391	$66,081	$55,336

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ClearBridge Variable		Lord Abbett		Lord Abbett
	Aggressive Growth - Class II		Bond Debenture Class VC		International Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(50,618)	$(11,569)	$2,642,150	$2,214,900	$654,382	$1,050,278
Realized gain (loss) on investments	368,897	68,256	751,738	(1,319,317)	(790,643)	(996,320)
Change in net unrealized appreciation (depreciation) on investments	321,021	30,116	2,464,201	5,038,764	13,860,975	(1,488,793)
Net Increase (Decrease) in Net Assets Resulting from Operations	639,300	86,803	5,858,089	5,934,347	13,724,714	(1,434,835)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,094,581	1,000,504	12,568,758	7,965,395	2,113,550	1,210,910
Transfers between variable and fixed accounts, net	590,118	2,020,332	11,549,466	6,784,326	(3,714,682)	2,675,394
Contract benefits and terminations	(426,199)	(53,614)	(9,066,175)	(6,870,456)	(4,023,326)	(2,957,102)
Contract charges and deductions	(1,447)	(446)	(62,812)	(47,438)	(547,329)	(524,581)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	2	—	—	—
Other	14	241	(11,039)	(10,001)	863	1,437
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,257,067	2,967,017	14,978,200	7,821,826	(6,170,924)	406,058
NET INCREASE (DECREASE) IN NET ASSETS	2,896,367	3,053,820	20,836,289	13,756,173	7,553,790	(1,028,777)
NET ASSETS
Beginning of Year	3,692,453	638,633	68,036,796	54,280,623	58,308,401	59,337,178
End of Year	$6,588,820	$3,692,453	$88,873,085	$68,036,796	$65,862,191	$58,308,401

	Lord Abbett		MFS Total Return Series -		MFS Utilities Series -
	Total Return Class VC		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,536,358	$5,003,594	$3,652,730	$4,743,813	$1,146,088	$1,067,083
Realized gain (loss) on investments	(338,801)	367,035	11,463,640	8,656,415	(139,815)	(2,812,882)
Change in net unrealized appreciation (depreciation) on investments	4,284,417	3,609,961	26,068,951	9,086,964	3,716,496	4,918,192
Net Increase (Decrease) in Net Assets Resulting from Operations	8,481,974	8,980,590	41,185,321	22,487,192	4,722,769	3,172,393
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,458,757	9,502,292	49,409,576	38,141,441	3,976,603	4,973,666
Transfers between variable and fixed accounts, net	20,094,596	12,219,714	23,240,460	64,897,697	24,299	4,627,865
Contract benefits and terminations	(21,654,593)	(17,385,944)	(39,821,385)	(28,873,191)	(3,588,585)	(4,706,097)
Contract charges and deductions	(2,580,394)	(2,588,344)	(3,415,620)	(2,576,925)	(21,401)	(21,847)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(10,032)	—	—	—
Other	(2,047)	(1,772)	(4,074)	(27,644)	8,317	(251)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,316,319	1,745,946	29,398,925	71,561,378	399,233	4,873,336
NET INCREASE (DECREASE) IN NET ASSETS	13,798,293	10,726,536	70,584,246	94,048,570	5,122,002	8,045,729
NET ASSETS
Beginning of Year	283,114,112	272,387,576	369,435,455	275,386,885	36,521,402	28,475,673
End of Year	$296,912,405	$283,114,112	$440,019,701	$369,435,455	$41,643,404	$36,521,402

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	MFS Value Series -		MFS Massachusetts Investors		Neuberger Berman U.S. Equity Index
	Service Class		Growth Stock - Service Class		PutWrite Strategy Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$717,800	$741,554	$(280,072)	$(283,776)	$(6,862)	$(3,681)
Realized gain (loss) on investments	3,255,057	5,367,094	3,508,075	7,382,758	147	1,057
Change in net unrealized appreciation (depreciation) on investments	8,011,290	2,614,358	14,431,363	(3,658,539)	33,496	3,680
Net Increase (Decrease) in Net Assets Resulting from Operations	11,984,147	8,723,006	17,659,366	3,440,443	26,781	1,056
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,867,462	2,695,567	1,292,344	1,395,078	211,094	136,005
Transfers between variable and fixed accounts, net	(2,045,293)	(2,145,086)	(6,231,452)	(1,082,209)	78,658	236,663
Contract benefits and terminations	(4,483,395)	(3,862,758)	(4,254,551)	(3,729,510)	(76,500)	(5,151)
Contract charges and deductions	(666,227)	(646,408)	(635,755)	(611,395)	(108)	(69)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	103	—
Other	709	(487)	530	592	(19)	(19)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,326,744)	(3,959,172)	(9,828,884)	(4,027,444)	213,228	367,429
NET INCREASE (DECREASE) IN NET ASSETS	8,657,403	4,763,834	7,830,482	(587,001)	240,009	368,485
NET ASSETS
Beginning of Year	74,782,485	70,018,651	68,909,823	69,496,824	412,716	44,231
End of Year	$83,439,888	$74,782,485	$76,740,305	$68,909,823	$652,725	$412,716

	Oppenheimer Global Fund/VA		Oppenheimer International		PIMCO All Asset All
	Service Shares		Growth Fund/VA Service Shares		Authority - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(52,681)	$(7,940)	$(6,890)	$(9,958)	$157,551	$67,895
Realized gain (loss) on investments	(10,479)	60,798	(18,035)	4,958	47,050	(535,339)
Change in net unrealized appreciation (depreciation) on investments	2,339,866	42,223	1,371,925	(78,433)	222,363	839,223
Net Increase (Decrease) in Net Assets Resulting from Operations	2,276,706	95,081	1,347,000	(83,433)	426,964	371,779
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,523,005	185,883	3,083,803	1,069,291	42,909	469,566
Transfers between variable and fixed accounts, net	10,091,345	1,539,252	3,385,815	2,215,617	(787,430)	1,494,495
Contract benefits and terminations	(579,834)	(68,083)	(505,268)	(103,457)	(342,285)	(431,763)
Contract charges and deductions	(1,504)	(184)	(1,482)	(629)	(635)	(1,957)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(384)	(151)	(161)	749	(93)	76
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	14,032,628	1,656,717	5,962,707	3,181,571	(1,087,534)	1,530,417
NET INCREASE (DECREASE) IN NET ASSETS	16,309,334	1,751,798	7,309,707	3,098,138	(660,570)	1,902,196
NET ASSETS
Beginning of Year	1,856,673	104,875	3,397,657	299,519	4,902,835	3,000,639
End of Year	$18,166,007	$1,856,673	$10,707,364	$3,397,657	$4,242,265	$4,902,835

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	PIMCO CommodityRealReturn
	Strategy - Advisor Class		Jennison Class II		SP International Growth Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$677,875	$(19,443)	$(5,765)	$(6,409)	$(3,112)	$(3,948)
Realized gain (loss) on investments	(389,596)	(1,280,712)	229,102	34,038	99,371	11,845
Change in net unrealized appreciation (depreciation) on investments	(269,849)	2,029,054	(120,462)	(38,963)	(39,618)	(22,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,430	728,899	102,875	(11,334)	56,641	(14,377)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	447,926	938,965	—	—	—	—
Transfers between variable and fixed accounts, net	(437,758)	1,924,903	(269,359)	—	(199,865)	—
Contract benefits and terminations	(569,219)	(532,215)	(17,110)	(40,180)	(775)	(30,768)
Contract charges and deductions	(3,095)	(1,935)	(307)	(361)	(100)	(163)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(25)	534	128	(3)	(716)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(562,171)	2,330,252	(286,648)	(40,544)	(201,456)	(30,931)
NET INCREASE (DECREASE) IN NET ASSETS	(543,741)	3,059,151	(183,773)	(51,878)	(144,815)	(45,308)
NET ASSETS
Beginning of Year	7,664,516	4,605,365	354,124	406,002	202,331	247,639
End of Year	$7,120,775	$7,664,516	$170,351	$354,124	$57,516	$202,331

	SP Prudential
	U.S. Emerging Growth Class II		Value Class II		Schwab VIT Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,771)	$(6,228)	$(1,940)	$(2,513)	$320,122	$234,159
Realized gain (loss) on investments	174,629	1	15,402	22,662	459,907	(46,249)
Change in net unrealized appreciation (depreciation) on investments	(108,341)	13,814	4,574	(4,467)	4,116,922	1,952,537
Net Increase (Decrease) in Net Assets Resulting from Operations	60,517	7,587	18,036	15,682	4,896,951	2,140,447
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	7,610,602	8,722,068
Transfers between variable and fixed accounts, net	(324,648)	—	(24,710)	—	533,049	2,467,112
Contract benefits and terminations	—	(1,447)	(2,370)	(43,154)	(6,576,831)	(6,408,456)
Contract charges and deductions	(202)	(176)	(269)	(336)	(290,106)	(299,447)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	240	(1)	(15)	(8)	(187)	406
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(324,610)	(1,624)	(27,364)	(43,498)	1,276,527	4,481,683
NET INCREASE (DECREASE) IN NET ASSETS	(264,093)	5,963	(9,328)	(27,816)	6,173,478	6,622,130
NET ASSETS
Beginning of Year	375,455	369,492	139,067	166,883	52,603,578	45,981,448
End of Year	$111,362	$375,455	$129,739	$139,067	$58,777,056	$52,603,578

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Schwab VIT				State Street
	Balanced with Growth		Schwab VIT Growth		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$975,509	$778,968	$1,008,645	$906,689	$2,135,509	$1,414,033
Realized gain (loss) on investments	857,987	(174,882)	708,562	(506,139)	16,096,495	6,587,714
Change in net unrealized appreciation (depreciation) on investments	13,870,266	5,926,176	18,936,361	7,917,528	42,486,086	13,703,370
Net Increase (Decrease) in Net Assets Resulting from Operations	15,703,762	6,530,262	20,653,568	8,318,078	60,718,090	21,705,117
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,242,585	16,815,572	9,198,248	14,380,647	15,043,369	14,307,155
Transfers between variable and fixed accounts, net	(1,591,915)	(472,096)	1,058,865	(1,995,016)	(2,046,985)	(8,165,613)
Contract benefits and terminations	(10,436,255)	(7,716,406)	(12,428,121)	(10,125,218)	(56,581,630)	(44,982,221)
Contract charges and deductions	(713,738)	(736,028)	(945,293)	(933,237)	(4,472,483)	(4,523,330)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	(6)
Other	(137)	7,770	261	3,624	10,694	2,444
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,499,460)	7,898,812	(3,116,040)	1,330,800	(48,047,035)	(43,361,571)
NET INCREASE (DECREASE) IN NET ASSETS	14,204,302	14,429,074	17,537,528	9,648,878	12,671,055	(21,656,454)
NET ASSETS
Beginning of Year	122,988,482	108,559,408	126,342,860	116,693,982	465,604,170	487,260,624
End of Year	$137,192,784	$122,988,482	$143,880,388	$126,342,860	$478,275,225	$465,604,170

	VanEck VIP
	Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(214,933)	$(171,931)
Realized gain (loss) on investments	220,594	(2,154,653)
Change in net unrealized appreciation (depreciation) on investments	(643,675)	7,647,160
Net Increase (Decrease) in Net Assets Resulting from Operations	(638,014)	5,320,576
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,357,314	1,581,590
Transfers between variable and fixed accounts, net	(2,883,955)	6,762,757
Contract benefits and terminations	(1,756,592)	(1,681,371)
Contract charges and deductions	(6,694)	(6,574)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—
Other	8,116	(417)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,281,811)	6,655,985
NET INCREASE (DECREASE) IN NET ASSETS	(3,919,825)	11,976,561
NET ASSETS
Beginning of Year	21,129,905	9,153,344
End of Year	$17,210,080	$21,129,905

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Core Income
2017	$10.18	$10.62	909,570	$9,460,743	0.00%	0.30%	2.00%	2.93%	4.69%
2016	9.89	10.16	537,638	5,386,512	0.00%	0.30%	2.00%	3.37%	4.82%
05/04/2015 - 12/31/2015	9.60	9.69	202,529	1,951,849	0.00%	0.40%	1.80%	(3.81)%	(3.52)%
Diversified Bond
2017	$10.74	$16.03	11,361,172	$146,494,032	0.00%	0.30%	2.00%	4.77%	6.45%
2016	10.38	15.06	10,600,495	131,681,727	0.00%	0.40%	2.00%	2.97%	4.62%
2015	10.06	14.40	9,631,150	116,601,479	0.00%	0.40%	2.00%	(0.95)%	0.65%
2014	10.14	14.30	7,867,385	97,938,856	0.00%	0.40%	2.00%	5.56%	7.27%
2013	9.59	13.34	5,953,785	71,664,212	0.00%	0.40%	2.00%	(3.11)%	(1.54)%
Floating Rate Income
2017	$10.16	$11.43	4,156,679	$45,409,928	0.00%	0.30%	2.00%	1.71%	3.45%
2016	10.14	11.06	3,946,049	42,106,982	0.00%	0.30%	2.00%	6.24%	7.95%
2015	9.82	10.24	4,113,007	41,016,747	0.00%	0.40%	2.00%	(1.13)%	0.46%
2014	9.93	10.20	2,870,210	28,792,880	0.00%	0.40%	2.00%	(1.58)%	0.01%
05/02/2013 - 12/31/2013	10.09	10.20	1,578,956	15,991,878	0.00%	0.40%	2.00%	1.89%	1.89%
Floating Rate Loan
2017	$9.85	$13.12	11,430,365	$122,543,301	0.00%	0.30%	2.00%	1.87%	3.62%
2016	9.67	12.72	11,374,699	118,540,100	0.00%	0.30%	2.00%	7.48%	9.21%
2015	9.00	11.69	10,911,306	104,647,513	0.00%	0.40%	2.00%	(2.97)%	(1.41)%
2014	9.27	11.90	11,640,525	113,905,372	0.00%	0.40%	2.00%	(1.16)%	0.44%
2013	9.38	11.89	12,573,990	122,977,580	0.00%	0.40%	2.00%	2.46%	4.11%
High Yield Bond
2017	$10.38	$25.73	10,424,807	$185,037,902	0.00%	0.30%	2.00%	5.62%	7.32%
2016	10.59	24.06	11,179,748	193,712,176	0.00%	0.40%	2.00%	13.09%	14.91%
2015	9.34	21.15	10,644,545	167,899,512	0.00%	0.40%	2.00%	(6.53)%	(5.02)%
2014	9.97	22.49	12,538,751	218,117,779	0.00%	0.40%	2.00%	(1.61)%	(0.03)%
2013	10.12	22.72	13,354,751	247,759,040	0.00%	0.40%	2.00%	5.12%	6.82%
Inflation Managed
2017	$9.02	$23.21	12,265,881	$204,083,093	0.00%	0.30%	2.00%	1.63%	3.37%
2016	8.85	22.70	12,952,814	216,884,736	0.00%	0.30%	2.00%	3.04%	4.70%
2015	8.57	21.90	14,396,686	237,158,579	0.00%	0.40%	2.00%	(4.98)%	(3.45)%
2014	9.01	22.91	16,408,857	288,136,780	0.00%	0.40%	2.00%	1.07%	2.70%
2013	8.90	22.53	18,700,934	331,929,604	0.00%	0.40%	2.00%	(10.72)%	(9.28)%
Inflation Strategy
2017	$8.60	$10.46	1,550,670	$14,710,068	0.00%	0.30%	1.95%	1.16%	2.84%
2016	8.49	10.18	1,502,436	14,002,168	0.00%	0.30%	2.00%	(0.10)%	1.45%
2015	8.49	10.04	1,778,734	16,567,266	0.00%	0.40%	2.00%	(5.12)%	(3.59)%
2014	8.93	10.41	1,846,716	18,164,176	0.00%	0.40%	2.00%	0.30%	1.92%
2013	8.90	10.22	1,732,071	17,061,445	0.00%	0.40%	2.00%	(11.26)%	(9.83)%
Managed Bond
2017	$10.00	$25.80	22,936,556	$402,527,859	0.00%	0.30%	2.00%	2.65%	4.30%
2016	9.72	24.98	23,644,535	416,030,223	0.00%	0.40%	2.00%	0.84%	2.46%
2015	9.62	24.63	25,570,067	456,389,626	0.00%	0.40%	2.00%	(1.43)%	0.16%
2014	9.74	24.84	27,274,650	507,099,017	0.00%	0.40%	2.00%	2.36%	4.02%
2013	9.50	24.12	29,675,668	561,031,229	0.00%	0.40%	2.00%	(4.14)%	(2.60)%
Short Duration Bond
2017	$9.56	$12.35	30,998,708	$319,786,586	0.00%	0.30%	2.00%	(0.74)%	0.95%
2016	9.61	12.25	29,768,754	307,361,924	0.00%	0.30%	2.00%	(0.32)%	1.28%
2015	9.62	12.09	30,136,225	309,455,423	0.00%	0.40%	2.00%	(1.67)%	(0.09)%
2014	9.77	12.10	27,852,528	288,412,711	0.00%	0.40%	2.00%	(1.32)%	0.27%
2013	9.88	12.07	21,720,887	227,410,380	0.00%	0.40%	2.00%	(1.59)%	0.00%
Emerging Markets Debt
2017	$10.37	$12.31	2,013,734	$22,825,282	0.00%	0.30%	2.00%	10.86%	12.64%
2016	9.34	10.93	1,407,822	14,351,136	0.00%	0.40%	2.00%	14.71%	16.55%
2015	8.13	9.37	1,216,076	10,762,394	0.00%	0.40%	2.00%	(6.32)%	(4.80)%
2014	8.66	9.85	1,292,439	12,220,073	0.00%	0.40%	2.00%	(5.73)%	(4.21)%
2013	9.16	10.28	1,194,460	11,993,623	0.00%	0.40%	2.00%	(8.29)%	(6.81)%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Comstock
2017	$11.89	$25.54	10,246,575	$209,743,589	0.00%	0.30%	2.00%	15.44%	17.29%
2016	13.56	21.77	11,122,907	196,799,642	0.00%	0.40%	2.00%	15.18%	17.03%
2015	11.75	18.60	12,153,511	185,376,884	0.00%	0.40%	2.00%	(7.91)%	(6.42)%
2014	12.73	19.88	11,966,564	196,340,110	0.00%	0.40%	2.00%	7.00%	8.72%
2013	11.87	18.29	11,447,823	174,677,910	0.00%	0.40%	2.00%	32.90%	35.04%
Developing Growth
2017	$12.99	$21.11	5,581,503	$96,784,780	0.00%	0.30%	2.00%	27.65%	29.70%
2016	10.44	16.35	6,224,494	84,377,998	0.00%	0.40%	2.00%	(4.39)%	(2.85)%
2015	10.90	17.04	6,746,976	96,302,632	0.00%	0.40%	2.00%	(10.17)%	(8.72)%
2014	12.10	18.90	6,271,917	100,062,089	0.00%	0.40%	2.00%	(1.62)%	(0.03)%
2013	12.28	19.14	6,164,941	102,133,663	0.00%	0.40%	2.00%	31.22%	33.33%
Dividend Growth
2017	$11.26	$25.52	14,677,356	$298,908,323	0.00%	0.30%	2.00%	16.72%	18.60%
2016	13.95	21.52	15,083,139	265,325,367	0.00%	0.40%	2.00%	9.26%	11.02%
2015	12.74	19.38	14,269,953	230,776,564	0.00%	0.40%	2.00%	0.07%	1.68%
2014	12.71	19.06	14,320,749	233,418,326	0.00%	0.40%	2.00%	9.88%	11.66%
2013	11.54	17.07	12,485,340	187,266,400	0.00%	0.40%	2.00%	27.54%	29.59%
Equity Index
2017	$11.37	$45.10	35,402,014	$774,542,663	0.00%	0.30%	2.00%	19.08%	21.12%
2016	10.23	37.65	29,000,838	566,929,068	0.00%	0.30%	2.00%	9.41%	11.17%
2015	12.92	34.20	24,992,385	473,313,135	0.00%	0.40%	2.00%	(0.86)%	0.74%
2014	13.00	34.30	20,476,046	426,919,302	0.00%	0.40%	2.00%	11.14%	12.93%
2013	11.68	30.67	15,346,208	325,696,639	0.00%	0.40%	2.00%	29.31%	31.39%
Focused Growth
2017	$13.14	$44.85	5,314,062	$129,578,140	0.00%	0.30%	2.00%	26.94%	28.98%
2016	12.92	34.77	5,171,075	100,426,734	0.00%	0.40%	2.00%	0.32%	1.94%
2015	12.87	34.11	5,857,301	115,422,573	0.00%	0.40%	2.00%	7.91%	9.65%
2014	11.92	31.11	4,698,502	88,243,974	0.00%	0.40%	2.00%	7.90%	9.64%
2013	11.04	28.37	4,944,510	87,944,691	0.00%	0.40%	2.00%	30.87%	32.98%
Growth
2017	$11.87	$50.44	7,279,286	$241,794,590	0.00%	0.30%	2.00%	29.05%	31.12%
2016	14.03	38.86	6,975,730	192,689,145	0.00%	0.40%	2.00%	0.19%	1.81%
2015	13.97	38.55	7,579,783	212,697,199	0.00%	0.40%	2.00%	5.33%	7.03%
2014	13.24	36.38	7,115,425	206,430,326	0.00%	0.40%	2.00%	6.72%	8.44%
2013	12.38	33.88	7,785,827	216,345,098	0.00%	0.40%	2.00%	31.55%	33.67%
Large-Cap Growth
2017	$13.53	$27.38	8,806,973	$154,330,909	0.00%	0.30%	2.00%	31.05%	33.16%
2016	10.90	20.63	8,541,364	112,315,118	0.00%	0.40%	2.00%	(1.48)%	0.11%
2015	11.03	20.68	10,793,794	141,766,374	0.00%	0.40%	2.00%	3.99%	5.67%
2014	10.58	19.64	9,721,265	119,819,928	0.00%	0.40%	2.00%	6.28%	8.00%
2013	9.93	18.25	10,447,687	118,896,374	0.00%	0.40%	2.00%	34.76%	36.93%
Large-Cap Value
2017	$10.89	$26.77	9,827,960	$214,499,954	0.00%	0.30%	2.00%	11.70%	13.61%
2016	10.14	23.82	10,454,979	207,532,086	0.00%	0.30%	2.00%	10.64%	12.42%
2015	12.19	21.41	11,304,558	203,851,947	0.00%	0.40%	2.00%	(4.91)%	(3.37)%
2014	12.80	22.38	11,691,612	224,546,335	0.00%	0.40%	2.00%	9.29%	11.06%
2013	11.69	20.35	13,007,529	232,345,834	0.00%	0.40%	2.00%	29.64%	31.73%
Long/Short Large-Cap
2017	$12.31	$24.15	1,685,079	$31,429,523	0.00%	0.30%	2.00%	19.40%	21.32%
2016	13.85	19.98	1,771,305	27,808,078	0.00%	0.40%	2.00%	7.03%	8.75%
2015	12.92	18.44	2,207,014	32,334,290	0.00%	0.40%	2.00%	(4.75)%	(3.21)%
2014	13.53	19.12	2,777,840	42,599,634	0.00%	0.40%	2.00%	13.24%	15.06%
2013	11.94	16.67	2,048,217	27,702,491	0.00%	0.40%	2.00%	32.45%	34.59%
Main Street Core
2017	$11.94	$36.17	10,697,448	$288,946,584	0.00%	0.30%	2.00%	14.77%	16.62%
2016	14.52	31.33	11,790,047	280,082,160	0.00%	0.40%	2.00%	9.62%	11.38%
2015	13.22	28.41	12,299,542	273,304,962	0.00%	0.40%	2.00%	1.31%	2.94%
2014	13.02	27.88	13,482,903	298,795,934	0.00%	0.40%	2.00%	8.62%	10.37%
2013	11.97	25.51	13,660,686	290,364,313	0.00%	0.40%	2.00%	29.16%	31.24%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Mid-Cap Equity
2017	$12.64	$43.78	7,230,346	$221,541,017	0.00%	0.30%	2.00%	21.82%	23.78%
2016	14.46	35.73	7,115,623	191,476,971	0.00%	0.40%	2.00%	16.09%	17.95%
2015	12.43	30.59	7,793,970	184,789,748	0.00%	0.40%	2.00%	(0.45)%	1.16%
2014	12.46	30.55	7,570,388	186,790,080	0.00%	0.40%	2.00%	2.16%	3.81%
2013	12.17	29.72	8,152,360	202,234,165	0.00%	0.40%	2.00%	33.52%	35.67%
Mid-Cap Growth
2017	$11.89	$22.91	11,487,278	$208,391,053	0.00%	0.30%	2.00%	24.98%	26.98%
2016	11.49	18.28	11,905,807	173,111,392	0.00%	0.40%	2.00%	4.17%	5.85%
2015	10.99	17.51	12,839,293	178,825,887	0.00%	0.40%	2.00%	(7.60)%	(6.10)%
2014	11.85	18.90	12,436,715	187,421,926	0.00%	0.40%	2.00%	6.35%	8.06%
2013	11.11	17.73	11,877,388	168,244,635	0.00%	0.40%	2.00%	30.45%	32.56%
Mid-Cap Value
2017	$11.64	$31.64	4,455,306	$95,753,067	0.00%	0.30%	2.00%	13.18%	15.12%
2016	10.13	27.51	4,289,298	84,417,787	0.00%	0.30%	2.00%	13.01%	14.83%
2015	12.06	23.96	4,157,481	73,520,578	0.00%	0.40%	2.00%	(2.35)%	(0.77)%
2014	12.32	24.15	3,863,801	73,748,731	0.00%	0.40%	2.00%	4.39%	6.07%
2013	11.78	22.76	4,034,424	81,008,696	0.00%	0.40%	2.00%	31.25%	33.36%
Small-Cap Equity
2017	$11.17	$32.14	2,458,757	$51,461,956	0.00%	0.30%	2.00%	6.57%	8.29%
2016	14.44	29.68	2,588,225	52,954,215	0.00%	0.40%	2.00%	27.85%	29.90%
2015	11.28	22.85	2,110,604	34,326,114	0.00%	0.40%	2.00%	(9.71)%	(8.25)%
2014	12.46	24.90	2,143,342	40,012,270	0.00%	0.40%	2.00%	(0.30)%	1.31%
2013	12.48	24.58	2,166,994	42,926,309	0.00%	0.40%	2.00%	32.77%	34.91%
Small-Cap Index
2017	$11.15	$33.40	9,016,533	$211,161,458	0.00%	0.30%	2.00%	11.81%	13.72%
2016	10.34	29.40	8,065,207	181,325,886	0.00%	0.30%	2.00%	18.28%	20.18%
2015	11.99	24.46	8,181,276	160,293,067	0.00%	0.40%	2.00%	(6.81)%	(5.31)%
2014	12.84	25.84	7,980,617	173,523,873	0.00%	0.40%	2.00%	2.32%	3.97%
2013	12.52	25.09	8,845,127	196,104,294	0.00%	0.40%	2.00%	35.54%	37.72%
Small-Cap Value
2017	$11.09	$51.24	4,675,161	$129,260,288	0.00%	0.30%	2.00%	6.51%	8.33%
2016	10.26	47.35	4,792,527	131,490,936	0.00%	0.30%	2.00%	27.04%	29.08%
2015	11.68	36.68	4,475,846	101,059,861	0.00%	0.40%	2.00%	(6.23)%	(4.72)%
2014	12.43	38.50	4,468,595	113,891,722	0.00%	0.40%	2.00%	3.55%	5.22%
2013	11.98	36.59	4,318,808	113,335,590	0.00%	0.40%	2.00%	29.87%	31.96%
Value Advantage
2017	$11.61	$16.61	1,902,695	$30,256,764	0.00%	0.30%	2.00%	12.06%	13.98%
2016	10.21	14.59	1,741,400	24,600,438	0.00%	0.30%	2.00%	14.24%	16.02%
2015	12.06	12.57	1,113,936	13,703,933	0.00%	0.40%	2.00%	(6.53)%	(5.07)%
2014	12.90	13.24	1,205,836	15,719,763	0.00%	0.40%	2.00%	11.88%	13.69%
05/08/2013 - 12/31/2013	11.53	11.65	296,624	3,433,029	0.00%	0.40%	2.00%	13.62%	13.62%
Emerging Markets
2017	$11.24	$72.35	9,314,917	$211,020,836	0.00%	0.30%	2.00%	31.86%	34.11%
2016	8.38	54.00	8,497,788	157,344,732	0.00%	0.30%	2.00%	4.36%	6.04%
2015	8.00	50.92	8,604,350	162,136,807	0.00%	0.40%	2.00%	(15.75)%	(14.39)%
2014	9.47	59.48	7,960,255	191,527,985	0.00%	0.40%	2.00%	(6.88)%	(5.37)%
2013	10.13	62.86	7,556,620	211,779,913	0.00%	0.40%	2.00%	6.59%	8.31%
International Large-Cap
2017	$12.46	$26.09	17,360,973	$274,976,261	0.00%	0.30%	2.00%	24.99%	27.00%
2016	9.97	20.54	19,170,325	242,468,735	0.00%	0.40%	2.00%	(2.05)%	(0.47)%
2015	10.16	20.64	20,108,329	258,982,186	0.00%	0.40%	2.00%	(2.41)%	(0.83)%
2014	10.39	20.82	19,136,509	251,422,219	0.00%	0.40%	2.00%	(6.90)%	(5.40)%
2013	11.14	22.01	17,765,197	249,879,827	0.00%	0.40%	2.00%	16.08%	17.95%
International Small-Cap
2017	$13.45	$21.67	3,211,943	$48,215,389	0.00%	0.30%	2.00%	29.31%	31.39%
2016	10.52	16.55	3,378,509	38,784,671	0.00%	0.40%	2.00%	1.38%	3.01%
2015	10.37	16.12	4,128,852	46,189,477	0.00%	0.40%	2.00%	4.32%	6.00%
2014	9.93	15.26	3,581,772	38,126,956	0.00%	0.40%	2.00%	(4.35)%	(2.81)%
2013	10.38	15.76	3,716,757	40,940,494	0.00%	0.40%	2.00%	25.55%	27.58%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
International Value
2017	$7.93	$15.12	9,834,920	$126,982,696	0.00%	0.30%	2.00%	19.17%	21.21%
2016	6.65	12.61	10,851,608	116,712,247	0.00%	0.30%	2.00%	0.94%	2.57%
2015	6.58	12.42	11,850,630	124,962,971	0.00%	0.40%	2.00%	(4.56)%	(3.02)%
2014	6.90	12.94	11,972,895	132,274,052	0.00%	0.40%	2.00%	(12.32)%	(10.90)%
2013	7.86	14.66	12,295,784	155,154,489	0.00%	0.40%	2.00%	19.27%	21.20%
Health Sciences
2017	$12.38	$56.24	8,438,143	$265,861,240	0.00%	0.30%	2.00%	21.52%	23.47%
2016	15.41	45.55	8,528,700	231,374,915	0.00%	0.40%	2.00%	(7.83)%	(6.35)%
2015	16.68	48.64	9,590,591	294,158,776	0.00%	0.40%	2.00%	7.42%	9.15%
2014	15.50	44.56	7,782,064	246,319,734	0.00%	0.40%	2.00%	22.07%	24.04%
2013	12.67	35.92	6,841,747	193,698,320	0.00%	0.40%	2.00%	53.39%	55.87%
Real Estate
2017	$10.84	$53.42	6,555,664	$153,948,997	0.00%	0.30%	2.00%	1.20%	2.82%
2016	12.03	52.48	6,779,063	164,758,555	0.00%	0.40%	2.00%	4.49%	6.17%
2015	11.49	49.92	7,069,795	170,895,322	0.00%	0.40%	2.00%	(0.49)%	1.12%
2014	11.53	49.87	7,643,739	198,490,741	0.00%	0.40%	2.00%	28.01%	30.07%
2013	8.99	38.72	6,360,107	143,014,249	0.00%	0.40%	2.00%	(0.30)%	1.31%
Technology
2017	$8.80	$18.15	7,597,226	$102,089,215	0.00%	0.30%	2.00%	36.05%	38.23%
2016	6.45	13.31	6,864,188	66,534,514	0.00%	0.40%	2.00%	(8.46)%	(6.98)%
2015	7.03	14.50	7,425,818	76,611,922	0.00%	0.40%	2.00%	(4.96)%	(3.43)%
2014	7.38	15.22	6,834,234	71,346,045	0.00%	0.40%	2.00%	7.68%	9.41%
2013	6.83	14.10	6,620,742	62,092,547	0.00%	0.40%	2.00%	20.07%	22.01%
Currency Strategies
2017	$9.63	$10.66	343,749	$3,469,669	0.00%	0.30%	2.00%	(5.49)%	(3.97)%
2016	10.35	11.10	394,322	4,184,452	0.00%	0.40%	2.00%	2.81%	4.46%
2015	10.05	10.63	319,034	3,272,258	0.00%	0.40%	2.00%	(0.58)%	1.02%
2014	10.08	10.52	362,954	3,718,503	0.00%	0.40%	2.00%	1.48%	3.12%
2013	9.92	10.20	233,463	2,343,934	0.00%	0.40%	2.00%	1.67%	2.54%
Diversified Alternatives
2017	$10.89	$11.26	173,500	$1,918,737	0.00%	0.40%	1.95%	5.85%	7.29%
2016	10.33	10.49	76,524	795,736	0.00%	0.40%	1.75%	3.78%	4.30%
11/03/2015 - 12/31/2015	9.96	9.97	2,553	25,457	0.00%	1.15%	1.65%	(0.75)%	(0.75)%
Equity Long/Short
2017	$11.90	$14.97	1,124,089	$16,386,007	0.00%	0.30%	2.00%	14.87%	16.83%
2016	10.21	12.83	938,849	11,856,347	0.00%	0.30%	2.00%	9.08%	10.84%
05/12/2015 - 12/31/2015	11.45	11.57	605,540	6,961,742	0.00%	0.40%	2.00%	14.16%	14.75%
Global Absolute Return
2017	$10.73	$11.71	1,073,567	$11,891,508	0.00%	0.30%	2.00%	4.26%	6.04%
2016	10.17	11.05	958,371	10,122,150	0.00%	0.30%	2.00%	2.58%	4.23%
2015	9.99	10.60	974,965	9,964,329	0.00%	0.40%	2.00%	0.65%	2.28%
2014	9.90	10.37	839,425	8,471,478	0.00%	0.40%	2.00%	3.93%	5.61%
2013	9.52	9.82	609,758	5,895,675	0.00%	0.40%	2.00%	(2.87)%	(1.55)%
Pacific Dynamix - Conservative Growth
2017	$10.59	$18.38	34,531,502	$491,604,838	0.00%	0.30%	2.00%	7.77%	9.50%
2016	10.90	16.78	34,779,910	464,351,611	0.00%	0.40%	2.00%	4.73%	6.41%
2015	10.39	15.77	31,204,973	401,332,027	0.00%	0.40%	2.00%	(3.06)%	(1.49)%
2014	10.69	16.01	28,547,036	389,308,839	0.00%	0.40%	2.00%	3.41%	5.08%
2013	10.32	15.23	22,210,972	305,886,551	0.00%	0.40%	2.00%	7.22%	8.95%
Pacific Dynamix - Moderate Growth
2017	$10.84	$21.33	142,605,677	$2,214,319,925	0.00%	0.30%	2.00%	11.54%	13.45%
2016	10.17	18.82	131,642,580	1,858,370,366	0.00%	0.30%	2.00%	6.31%	8.02%
2015	10.68	17.42	122,652,930	1,647,867,563	0.00%	0.40%	2.00%	(3.79)%	(2.24)%
2014	11.08	17.82	101,334,168	1,454,786,286	0.00%	0.40%	2.00%	3.44%	5.11%
2013	10.69	16.96	72,116,068	1,062,562,189	0.00%	0.40%	2.00%	12.67%	14.49%
Pacific Dynamix - Growth
2017	$11.10	$24.59	36,584,813	$681,743,289	0.00%	0.30%	2.00%	15.20%	17.05%
2016	10.21	21.01	34,116,830	559,105,960	0.00%	0.40%	2.00%	8.00%	9.73%
2015	11.01	19.15	34,271,476	522,517,660	0.00%	0.40%	2.00%	(4.38)%	(2.84)%
2014	11.49	19.71	29,236,740	480,533,918	0.00%	0.40%	2.00%	3.34%	5.01%
2013	11.10	18.77	22,985,415	384,937,974	0.00%	0.40%	2.00%	18.59%	20.50%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Portfolio Optimization Conservative
2017	$10.37	$12.91	140,870,741	$1,684,288,523	0.00%	0.30%	2.00%	5.25%	7.05%
2016	10.11	12.07	165,728,474	1,873,697,960	0.00%	0.30%	2.00%	3.74%	5.41%
2015	9.86	11.45	182,843,503	1,983,939,781	0.00%	0.40%	2.00%	(2.01)%	(0.43)%
2014	10.04	11.50	205,287,616	2,264,290,057	0.00%	0.40%	2.00%	1.34%	2.98%
2013	9.89	11.17	245,462,519	2,661,142,037	0.00%	0.40%	2.00%	1.00%	2.62%
Portfolio Optimization Moderate- Conservative
2017	$10.61	$14.02	211,675,881	$2,738,883,461	0.00%	0.30%	2.00%	8.60%	10.35%
2016	10.78	12.75	239,465,540	2,839,652,691	0.00%	0.40%	2.00%	4.68%	6.36%
2015	10.28	12.03	270,360,491	3,047,900,125	0.00%	0.40%	2.00%	(2.38)%	(0.81)%
2014	10.51	12.22	305,930,571	3,516,980,488	0.00%	0.40%	2.00%	1.97%	3.62%
2013	10.28	11.94	345,001,217	3,874,129,402	0.00%	0.40%	2.00%	6.02%	7.73%
Portfolio Optimization Moderate
2017	$10.78	$15.35	807,845,322	$11,150,490,771	0.00%	0.30%	2.00%	10.98%	12.88%
2016	10.16	13.66	911,170,206	11,277,155,614	0.00%	0.30%	2.00%	5.95%	7.65%
2015	10.64	12.79	1,021,212,696	11,871,745,564	0.00%	0.40%	2.00%	(2.33)%	(0.76)%
2014	10.87	13.05	1,159,837,591	13,740,334,379	0.00%	0.40%	2.00%	2.55%	4.20%
2013	10.58	12.67	1,285,525,918	14,788,807,261	0.00%	0.40%	2.00%	10.51%	12.29%
Portfolio Optimization Growth
2017	$11.82	$16.76	645,370,093	$9,470,596,190	0.00%	0.30%	2.00%	14.09%	16.04%
2016	10.18	14.59	731,102,068	9,362,255,525	0.00%	0.30%	2.00%	6.66%	8.38%
2015	11.02	13.63	827,906,037	9,892,294,042	0.00%	0.40%	2.00%	(2.30)%	(0.73)%
2014	11.26	13.89	933,704,292	11,365,570,598	0.00%	0.40%	2.00%	3.00%	4.67%
2013	10.92	13.43	1,054,534,340	12,402,071,707	0.00%	0.40%	2.00%	15.14%	16.99%
Portfolio Optimization Aggressive-Growth
2017	$12.06	$17.83	132,519,299	$1,996,079,978	0.00%	0.30%	2.00%	16.25%	18.12%
2016	12.05	15.27	150,050,357	1,935,350,732	0.00%	0.40%	2.00%	7.17%	8.89%
2015	11.22	14.20	168,893,013	2,023,332,419	0.00%	0.40%	2.00%	(2.87)%	(1.31)%
2014	11.53	14.56	189,654,485	2,328,709,665	0.00%	0.40%	2.00%	3.20%	4.87%
2013	11.16	14.05	215,616,870	2,554,103,277	0.00%	0.40%	2.00%	18.47%	20.38%
PSF DFA Balanced Allocation
2017	$10.84	$11.83	8,143,033	$94,769,463	0.00%	0.30%	2.00%	10.75%	12.53%
05/03/2016 - 12/31/2016	10.40	10.51	3,046,252	31,822,324	0.00%	0.40%	2.00%	4.78%	4.78%
Invesco V.I. Balanced-Risk Allocation Series II
2017	$10.60	$20.70	25,137,938	$400,851,209	3.72%	0.30%	2.00%	7.66%	9.50%
2016	10.15	18.92	27,202,624	411,438,619	0.20%	0.30%	2.00%	9.31%	11.07%
2015	9.56	17.04	25,599,218	360,382,294	3.73%	0.40%	2.00%	(6.29)%	(4.78)%
2014	10.18	17.89	26,922,812	413,669,967	0.00%	0.40%	2.00%	3.62%	5.29%
2013	9.80	16.99	27,094,830	416,315,944	1.46%	0.40%	2.00%	(0.59)%	1.01%
Invesco V.I. Equity and Income Series II
2017	$11.18	$12.98	3,319,215	$41,292,384	1.44%	0.30%	2.00%	8.59%	10.34%
2016	11.17	11.77	3,032,859	34,520,360	1.73%	0.40%	2.00%	12.57%	14.38%
2015	9.82	10.29	1,873,018	18,778,909	2.96%	0.40%	2.00%	(4.51)%	(2.97)%
05/06/2014 - 12/31/2014	10.17	10.60	596,467	6,263,393	2.19%	0.40%	2.00%	6.17%	6.17%
Invesco V.I. Global Real Estate Series II
2017	$10.28	$11.64	566,539	$5,943,149	3.36%	0.30%	2.00%	10.50%	12.39%
2016	9.30	10.36	397,040	3,734,563	1.79%	0.30%	2.00%	(0.19)%	1.41%
05/04/2015 - 12/31/2015	9.32	9.42	195,856	1,833,817	6.59%	0.40%	2.00%	(6.97)%	(6.97)%
American Century VP Mid Cap Value Class II
2017	$10.73	$19.52	4,449,662	$78,338,816	1.39%	0.30%	2.00%	9.27%	11.13%
2016	10.13	17.59	4,449,907	72,613,873	1.62%	0.30%	2.00%	20.29%	22.23%
2015	12.69	14.39	2,334,721	31,422,843	1.54%	0.40%	2.00%	(3.53)%	(1.97)%
2014	13.12	14.68	2,279,288	32,109,244	1.03%	0.40%	2.00%	13.94%	15.77%
01/03/2013 - 12/31/2013	11.49	12.68	652,946	8,026,437	1.25%	0.40%	2.00%	24.89%	25.44%
American Funds IS Asset Allocation Fund Class 4
2017	$10.87	$12.97	240,961,888	$2,922,206,753	1.37%	0.30%	2.00%	13.62%	15.56%
2016	10.11	11.28	231,803,255	2,457,433,788	1.48%	0.30%	2.00%	7.01%	8.73%
2015	9.81	10.41	216,461,588	2,129,508,180	8.53%	0.40%	2.00%	0.19%	0.39%
05/13/2014 - 12/31/2014	10.35	10.37	1,234,348	12,792,925	5.04%	0.75%	0.95%	3.28%	3.28%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Blue Chip Income and Growth Class 4
2017	$11.12	$13.41	5,772,293	$75,700,161	2.06%	0.30%	2.00%	14.40%	16.24%
2016	11.33	11.54	4,525,632	51,646,555	3.61%	0.40%	2.00%	16.39%	18.02%
11/02/2015 - 12/31/2015	9.75	9.78	229,539	2,240,733	See Note (5)	0.40%	1.80%	(3.51)%	(3.46)%
American Funds IS Bond Class 4
2017	$10.12	$10.44	3,034,732	$31,215,177	2.50%	0.30%	2.00%	1.40%	2.98%
2016	9.96	10.15	1,486,630	14,962,175	2.17%	0.30%	2.00%	0.92%	2.39%
11/03/2015 - 12/31/2015	9.89	9.91	88,696	877,973	See Note (5)	0.40%	1.85%	(0.81)%	(0.81)%
American Funds IS Capital Income Builder Class 4
2017	$10.65	$11.46	7,548,239	$82,933,134	2.57%	0.30%	2.00%	10.42%	12.20%
2016	9.64	10.06	6,532,328	64,382,863	3.09%	0.40%	2.00%	1.74%	3.37%
2015	9.48	9.73	4,624,843	44,441,584	2.69%	0.40%	2.00%	(3.69)%	(2.18)%
05/01/2014 - 12/31/2014	9.85	9.95	1,708,931	16,919,140	2.89%	0.40%	1.95%	(1.31)%	(1.31)%
American Funds IS Global Balanced Class 4
2017	$11.72	$12.13	3,314,682	$39,520,262	1.59%	0.30%	2.00%	17.02%	18.90%
2016	10.01	10.20	915,019	9,252,896	2.43%	0.40%	2.00%	2.15%	3.43%
11/10/2015 - 12/31/2015	9.80	9.82	65,020	638,224	See Note (5)	0.75%	2.00%	(1.04)%	(0.95)%
American Funds IS Global Bond Class 4
2017	$10.27	$10.65	836,041	$8,739,645	0.52%	0.30%	2.00%	4.53%	6.21%
2016	9.83	10.01	433,050	4,294,379	0.76%	0.40%	2.00%	0.90%	2.01%
11/05/2015 - 12/31/2015	9.79	9.81	32,324	316,956	0.00%	0.40%	1.80%	(1.27)%	(1.27)%
American Funds IS Global Growth and Income Class 4
2017	$11.63	$13.09	1,693,500	$21,786,618	3.04%	0.30%	2.00%	23.34%	25.32%
2016	10.25	10.44	758,235	7,847,080	3.07%	0.40%	2.00%	5.29%	6.61%
10/30/2015 - 12/31/2015	9.78	9.80	70,911	693,854	5.82%	0.40%	1.85%	(2.23)%	(2.17)%
American Funds IS Global Growth Class 4
2017	$11.84	$14.95	4,938,435	$70,733,670	0.67%	0.30%	2.00%	28.53%	30.59%
2016	10.69	11.45	3,597,971	39,881,916	0.70%	0.40%	2.00%	(1.61)%	(0.03)%
2015	10.81	11.45	4,144,888	46,345,794	1.42%	0.40%	2.00%	4.58%	6.26%
2014	10.29	10.78	1,424,224	15,128,989	2.03%	0.40%	2.00%	0.04%	1.61%
11/06/2013 - 12/31/2013	10.58	10.61	68,070	720,733	See Note (5)	0.40%	1.95%	5.60%	5.64%
American Funds IS Global Small Capitalization Class 4
2017	$11.57	$12.58	705,959	$8,722,876	0.39%	0.30%	2.00%	23.14%	25.12%
2016	9.83	10.02	269,230	2,676,622	0.17%	0.40%	2.00%	(0.01)%	1.44%
11/03/2015 - 12/31/2015	9.85	9.87	48,286	476,209	0.00%	0.40%	1.85%	(3.61)%	(3.54)%
American Funds IS Growth Class 4
2017	$11.62	$15.75	25,511,615	$348,008,852	0.45%	0.30%	2.00%	25.46%	27.60%
2016	10.13	12.39	24,270,285	261,801,967	0.59%	0.30%	2.00%	7.06%	8.78%
2015	9.90	11.43	24,828,107	247,895,016	3.60%	0.40%	2.00%	5.58%	5.79%
05/13/2014 - 12/31/2014	10.75	10.81	366,639	3,961,069	2.65%	0.75%	1.50%	7.55%	7.55%
American Funds IS Growth-Income Class 4
2017	$11.35	$14.52	25,370,686	$332,875,994	1.30%	0.30%	2.00%	19.67%	21.59%
2016	10.68	11.98	25,849,115	281,066,393	1.32%	0.40%	2.00%	9.06%	10.81%
2015	9.79	10.85	25,541,165	252,300,825	6.09%	0.40%	2.00%	(0.30)%	0.45%
05/19/2014 - 12/31/2014	10.75	10.80	750,221	8,101,537	4.10%	0.75%	1.50%	7.24%	7.24%
American Funds IS High-Income Bond Class 4
2017	$10.28	$11.76	1,647,144	$18,994,266	7.09%	0.30%	2.00%	4.58%	6.21%
2016	10.87	11.08	990,390	10,865,001	9.47%	0.40%	2.00%	15.15%	16.83%
10/30/2015 - 12/31/2015	9.46	9.48	52,976	501,712	See Note (5)	0.40%	1.85%	(5.31)%	(5.31)%
American Funds IS International Class 4
2017	$11.62	$13.18	4,423,951	$53,104,234	1.59%	0.30%	2.00%	29.29%	31.37%
2016	8.99	9.38	2,850,606	26,203,366	1.40%	0.40%	2.00%	1.18%	2.81%
2015	8.88	9.13	2,238,902	20,168,895	1.85%	0.40%	2.00%	(6.50)%	(5.13)%
05/13/2014 - 12/31/2014	9.53	9.62	918,721	8,793,086	4.02%	0.40%	1.85%	(4.83)%	(4.83)%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS International Growth and Income Class 4
2017	$10.53	$12.72	3,960,415	$44,043,588	2.25%	0.30%	2.00%	22.26%	24.22%
2016	8.57	9.35	3,353,345	30,194,240	2.55%	0.40%	2.00%	(0.82)%	0.78%
2015	8.60	9.28	2,992,909	26,968,404	2.32%	0.40%	2.00%	(7.69)%	(6.20)%
2014	9.27	9.89	1,827,170	17,753,951	6.02%	0.40%	2.00%	(5.16)%	(3.78)%
11/06/2013 - 12/31/2013	10.25	10.28	53,555	549,512	See Note (5)	0.40%	1.85%	2.55%	2.58%
American Funds IS Managed Risk Asset Allocation Class P2
2017	$10.80	$12.72	9,214,722	$112,457,169	0.75%	0.30%	2.00%	12.54%	14.35%
2016	10.57	11.12	7,433,311	80,098,222	1.32%	0.40%	2.00%	5.16%	6.85%
2015	10.05	10.41	5,761,674	58,653,909	1.52%	0.40%	2.00%	(2.88)%	(1.47)%
2014	10.37	10.56	2,881,336	30,085,703	0.09%	0.40%	1.95%	1.02%	2.50%
11/04/2013 - 12/31/2013	10.28	10.31	367,816	3,784,550	See Note (5)	0.40%	1.85%	2.69%	2.69%
American Funds IS New World Fund Class 4
2017	$11.28	$13.03	3,663,500	$42,750,898	0.90%	0.30%	2.00%	26.51%	28.67%
2016	8.92	10.13	2,663,757	24,333,989	0.71%	0.30%	2.00%	2.97%	4.62%
2015	8.66	8.96	2,109,358	18,559,906	0.58%	0.40%	2.00%	(5.29)%	(3.76)%
2014	9.14	9.31	1,235,726	11,390,698	2.09%	0.40%	2.00%	(9.95)%	(8.50)%
11/06/2013 - 12/31/2013	10.15	10.18	58,679	596,339	See Note (5)	0.40%	2.00%	1.86%	1.93%
American Funds IS U.S. Government/AAA- Rated Securities Class 4
2017	$9.88	$10.54	3,866,724	$39,414,908	1.07%	0.30%	1.95%	(0.67)%	0.87%
2016	9.95	10.45	4,618,164	46,987,916	1.04%	0.40%	2.00%	(0.95)%	0.59%
2015	10.04	10.39	3,732,734	38,059,278	2.07%	0.40%	2.00%	(0.72)%	0.88%
2014	10.11	10.30	1,987,612	20,250,748	3.74%	0.40%	2.00%	3.04%	4.34%
11/06/2013 - 12/31/2013	9.85	9.87	37,514	369,758	See Note (5)	0.40%	1.65%	(1.32)%	(1.32)%
BlackRock Capital Appreciation V.I. Class III
2017	$18.65	$24.82	1,718,685	$37,766,994	0.00%	0.75%	1.50%	30.97%	31.96%
2016	14.24	18.81	2,061,670	34,362,089	0.00%	0.75%	1.50%	(1.62)%	(0.88)%
2015	14.48	18.97	2,136,103	35,964,436	0.00%	0.75%	1.50%	5.02%	5.81%
2014	13.78	17.93	2,388,125	38,100,735	0.00%	0.75%	1.50%	6.94%	7.74%
2013 (6)	12.89	16.64	2,608,790	38,662,241	0.00%	0.75%	1.50%	31.41%	32.40%
BlackRock Global Allocation V.I. Class III
2017	$10.75	$14.76	151,755,086	$1,985,390,161	1.25%	0.30%	2.00%	11.46%	13.26%
2016	10.59	13.08	169,103,542	1,975,008,715	1.18%	0.40%	2.00%	1.76%	3.39%
2015	10.39	12.69	191,018,782	2,182,139,434	1.04%	0.40%	2.00%	(2.96)%	(1.40)%
2014	10.68	12.92	197,530,673	2,319,680,733	2.23%	0.40%	2.00%	(0.09)%	1.53%
2013	10.67	12.77	192,490,015	2,264,930,424	1.11%	0.40%	2.00%	12.15%	13.96%
BlackRock iShares Alternative Strategies V.I. Class I
2017	$11.40	$12.08	1,051,290	$12,280,514	2.78%	0.30%	2.00%	10.51%	12.29%
2016	10.31	10.76	1,041,973	10,941,468	2.91%	0.40%	2.00%	4.38%	6.05%
2015	9.88	10.15	841,006	8,400,718	3.55%	0.40%	2.00%	(2.84)%	(1.42)%
05/01/2014 - 12/31/2014	10.19	10.29	422,565	4,322,369	5.41%	0.40%	1.85%	2.01%	2.25%
BlackRock iShares Dynamic Allocation V.I. Class I
2017	$10.95	$11.75	1,924,941	$21,856,855	2.08%	0.30%	1.95%	12.90%	14.65%
2016	9.83	10.25	1,626,322	16,252,668	2.28%	0.40%	1.95%	4.44%	6.07%
2015	9.41	9.66	1,397,704	13,285,959	2.62%	0.40%	1.95%	(5.64)%	(4.26)%
05/09/2014 - 12/31/2014	9.99	10.09	507,566	5,089,457	3.31%	0.40%	1.95%	0.16%	0.16%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2017	$9.99	$10.60	1,402,698	$14,367,855	2.20%	0.30%	2.00%	1.86%	3.50%
2016	9.81	10.24	1,100,057	10,981,435	2.11%	0.40%	2.00%	1.46%	3.09%
2015	9.67	9.93	813,528	7,949,852	2.46%	0.40%	2.00%	(3.01)%	(1.59)%
05/05/2014 - 12/31/2014	10.00	10.09	306,826	3,075,781	2.22%	0.40%	1.85%	0.14%	0.14%
BlackRock iShares Equity Appreciation V.I. Class I
2017	$11.68	$12.45	1,121,293	$13,341,838	1.98%	0.30%	1.85%	19.70%	21.39%
2016	9.78	10.15	932,888	9,227,803	1.88%	0.40%	2.00%	7.37%	8.88%
2015	9.08	9.32	693,778	6,367,633	2.20%	0.40%	2.00%	(8.35)%	(6.87)%
05/07/2014 - 12/31/2014	9.90	10.01	324,923	3,231,328	3.78%	0.40%	2.00%	(0.12)%	(0.12)%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Contrafund Service Class 2
2017	$11.22	$18.36	10,873,948	$184,452,029	0.81%	0.30%	2.00%	19.19%	21.10%
2016	13.64	15.16	9,087,111	129,225,919	0.67%	0.40%	2.00%	5.60%	7.30%
2015	12.89	14.13	8,297,345	111,244,172	0.95%	0.40%	2.00%	(1.57)%	0.01%
2014	13.07	14.13	5,323,193	72,219,421	1.03%	0.40%	2.00%	9.44%	11.21%
01/02/2013 - 12/31/2013	11.92	12.71	2,307,323	28,592,833	1.80%	0.40%	2.00%	25.80%	25.80%
Fidelity VIP FundsManager 60% Service Class 2
2017	$11.02	$15.39	17,709,234	$249,388,114	1.02%	0.30%	2.00%	14.46%	16.30%
2016	11.48	13.23	16,165,663	198,335,661	1.13%	0.40%	2.00%	2.58%	4.23%
2015	11.17	12.70	17,156,518	204,808,381	1.17%	0.40%	2.00%	(1.72)%	(0.13)%
2014	11.34	12.71	10,728,869	129,639,995	1.34%	0.40%	2.00%	3.18%	4.84%
2013	10.97	12.13	6,504,891	76,394,645	1.67%	0.40%	2.00%	16.05%	17.92%
Fidelity VIP Government Money Market Service Class
2017	$9.36	$10.03	24,835,099	$237,510,491	0.56%	0.30%	2.00%	(1.41)%	0.17%
2016	9.49	9.91	29,223,322	281,583,163	0.10%	0.40%	2.00%	(1.87)%	(0.29)%
2015	9.67	9.94	30,806,492	300,809,271	0.01%	0.40%	2.00%	(1.97)%	(0.39)%
04/30/2014 - 12/31/2014	9.87	9.97	24,533,479	242,943,308	0.01%	0.40%	2.00%	(1.33)%	(0.26)%
Fidelity VIP Strategic Income Service Class 2
2017	$10.81	$11.57	4,681,197	$52,169,536	3.40%	0.30%	2.00%	5.42%	7.12%
2016	10.27	10.80	3,503,843	36,818,740	3.94%	0.40%	2.00%	5.88%	7.59%
2015	9.70	10.04	2,837,173	27,942,914	3.14%	0.40%	2.00%	(3.88)%	(2.33)%
2014	10.09	10.28	1,705,810	17,339,350	5.82%	0.40%	2.00%	1.33%	2.96%
11/05/2013 - 12/31/2013	9.95	9.98	99,627	992,922	See Note (5)	0.40%	2.00%	(0.09)%	(0.09)%
First Trust Dorsey Wright Tactical Core Class I
2017	$11.33	$11.93	1,308,313	$15,024,297	0.61%	0.30%	1.85%	15.34%	17.02%
2016	9.82	9.99	789,291	7,805,815	0.91%	0.40%	1.85%	(0.89)%	(0.25)%
11/03/2015 - 12/31/2015	9.92	9.93	481,903	4,784,278	0.00%	1.10%	1.75%	(2.13)%	(2.13)%
First Trust/Dow Jones Dividend & Income Allocation Class I
2017	$10.92	$16.07	37,643,369	$554,645,989	1.31%	0.30%	2.00%	11.23%	13.14%
2016	10.14	14.21	34,772,950	461,050,789	1.17%	0.30%	2.00%	9.53%	11.29%
2015	11.09	12.77	16,936,050	203,392,624	2.11%	0.40%	2.00%	(1.89)%	(0.31)%
2014	11.28	12.81	14,347,175	175,643,722	0.82%	0.40%	2.00%	7.86%	9.60%
2013	10.44	11.69	8,654,689	98,458,115	1.06%	0.40%	2.00%	10.52%	12.30%
First Trust Multi Income Allocation Class I
2017	$10.81	$11.56	823,556	$9,199,902	2.57%	0.30%	1.85%	4.11%	5.63%
2016	10.53	10.94	858,691	9,168,353	2.45%	0.40%	1.85%	7.30%	8.86%
2015	9.81	10.05	646,130	6,394,002	2.01%	0.40%	1.95%	(5.00)%	(3.61)%
05/14/2014 - 12/31/2014	10.32	10.43	458,764	4,753,659	2.79%	0.40%	1.95%	2.90%	2.90%
Franklin Founding Funds Allocation VIP Class 2
2017	$15.32	$17.58	1,302,134	$21,631,845	2.67%	0.75%	1.50%	10.32%	11.14%
2016	13.89	15.82	1,254,104	18,775,367	3.88%	0.75%	1.50%	11.50%	12.34%
2015	12.45	14.08	1,138,173	15,194,921	2.80%	0.75%	1.50%	(7.61)%	(6.91)%
2014	13.48	15.12	709,358	10,199,135	2.63%	0.75%	1.50%	1.32%	2.08%
2013	13.30	14.82	457,225	6,458,424	11.50%	0.75%	1.50%	21.93%	22.85%
Franklin Founding Funds Allocation VIP Class 4
2017	$11.42	$16.55	24,332,103	$340,451,293	2.54%	0.30%	2.00%	9.57%	11.33%
2016	11.54	15.05	26,702,663	339,747,629	3.72%	0.40%	2.00%	10.69%	12.47%
2015	10.40	13.54	31,595,843	361,612,095	2.77%	0.40%	2.00%	(8.10)%	(6.61)%
2014	11.29	14.67	37,391,068	463,595,554	2.74%	0.40%	2.00%	0.72%	2.34%
2013	11.19	14.51	34,904,969	429,268,623	10.11%	0.40%	2.00%	21.23%	23.19%
Franklin Income VIP Class 2
2017	$10.72	$11.23	3,458,251	$37,822,646	4.19%	0.30%	2.00%	7.51%	9.34%
2016	9.97	10.27	2,092,953	21,111,682	4.67%	0.30%	2.00%	11.94%	13.57%
05/06/2015 - 12/31/2015	8.93	9.02	681,094	6,103,987	2.59%	0.40%	1.85%	(9.97)%	(9.56)%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Franklin Mutual Global Discovery VIP Class 2
2017	$11.12	$18.71	14,006,116	$220,413,458	1.78%	0.30%	2.00%	6.45%	8.27%
2016	10.30	17.36	13,999,486	206,289,451	1.70%	0.30%	2.00%	9.96%	11.73%
2015	11.19	15.59	13,955,217	186,588,831	2.93%	0.40%	2.00%	(5.56)%	(4.03)%
2014	11.83	16.30	11,417,807	161,672,065	2.31%	0.40%	2.00%	3.62%	5.29%
2013	11.39	15.54	7,284,029	99,313,055	2.59%	0.40%	2.00%	25.72%	26.66%
Franklin Rising Dividends VIP Class 2
2017	$12.10	$18.23	10,043,010	$167,633,877	1.51%	0.30%	2.00%	18.18%	20.20%
2016	10.09	15.19	10,003,909	140,746,663	1.39%	0.30%	2.00%	13.75%	15.58%
2015	11.67	13.14	8,132,358	99,803,464	1.42%	0.40%	2.00%	(5.56)%	(4.03)%
2014	12.33	13.69	6,308,088	81,637,319	1.33%	0.40%	2.00%	6.57%	8.29%
01/03/2013 - 12/31/2013	11.54	12.64	3,202,526	39,120,914	1.14%	0.40%	2.00%	25.64%	25.64%
Templeton Global Bond VIP Class 2
2017	$9.25	$12.37	9,560,513	$93,539,600	0.00%	0.30%	2.00%	(0.09)%	1.62%
2016	9.24	12.23	8,882,675	86,217,009	0.00%	0.30%	2.00%	0.91%	2.53%
2015	9.14	11.97	8,791,978	83,842,346	7.77%	0.40%	2.00%	(6.20)%	(4.69)%
2014	9.72	12.60	6,421,265	64,880,109	4.98%	0.40%	2.00%	(0.18)%	1.43%
2013	9.72	12.47	3,172,523	32,168,476	4.60%	0.40%	2.00%	0.12%	0.87%
Ivy VIP Asset Strategy
2017	$9.61	$11.93	1,570,854	$15,529,480	1.54%	0.30%	2.00%	15.94%	17.80%
2016	8.29	8.65	1,823,068	15,402,009	0.57%	0.40%	2.00%	(4.49)%	(2.96)%
2015	8.68	8.92	1,897,465	16,667,679	0.34%	0.40%	2.00%	(10.03)%	(8.71)%
05/09/2014 - 12/31/2014	9.67	9.77	1,047,942	10,170,502	0.04%	0.40%	1.95%	(1.66)%	(1.66)%
Ivy VIP Energy
2017	$7.84	$8.54	2,560,099	$20,441,453	0.74%	0.30%	2.00%	(14.37)%	(12.90)%
2016	9.16	9.80	2,795,729	25,853,628	0.13%	0.30%	2.00%	31.89%	34.02%
05/01/2015 - 12/31/2015	6.94	7.02	650,366	4,532,752	0.01%	0.40%	2.00%	(30.42)%	(30.30)%
Janus Henderson Balanced Service Shares
2017	$11.17	$15.53	123,407,941	$1,770,974,243	1.44%	0.30%	2.00%	15.80%	17.78%
2016	10.11	13.20	107,014,619	1,322,530,489	2.00%	0.30%	2.00%	2.26%	3.91%
2015	11.50	12.70	92,751,839	1,116,940,950	1.50%	0.40%	2.00%	(1.58)%	0.01%
2014	11.66	12.70	45,580,660	555,635,249	1.65%	0.40%	2.00%	6.10%	7.81%
01/08/2013 - 12/31/2013	10.97	11.78	21,913,660	253,480,455	1.88%	0.40%	2.00%	16.86%	16.86%
Janus Henderson Flexible Bond Service Shares
2017	$9.98	$10.59	2,770,207	$28,344,424	2.55%	0.30%	2.00%	1.31%	2.94%
2016	9.85	10.28	2,601,100	26,083,540	2.44%	0.40%	2.00%	0.25%	1.81%
2015	9.84	10.10	2,111,629	20,986,875	2.27%	0.40%	1.95%	(1.89)%	(0.46)%
05/06/2014 - 12/31/2014	10.05	10.15	846,509	8,532,151	5.17%	0.40%	1.85%	0.51%	0.58%
JPMorgan Insurance Trust Core Bond Class 1
2017	$14.54	$14.94	25,121	$375,134	2.52%	1.40%	1.60%	1.93%	2.14%
2016	14.26	14.63	29,216	427,188	2.72%	1.40%	1.60%	0.50%	0.70%
2015	14.19	14.52	31,509	457,178	3.63%	1.40%	1.60%	(0.49)%	(0.29)%
2014	14.26	14.57	34,315	499,408	3.62%	1.40%	1.60%	3.25%	3.46%
2013	13.81	14.08	37,826	532,180	4.27%	1.40%	1.60%	(3.03)%	(2.84)%
JPMorgan Insurance Trust Global Allocation Class 2
2017	$11.12	$11.86	754,917	$8,639,406	1.62%	0.30%	2.00%	14.54%	16.38%
2016	9.71	9.97	426,423	4,191,901	3.38%	0.40%	2.00%	3.75%	5.41%
05/04/2015 - 12/31/2015	9.36	9.46	270,644	2,545,334	3.71%	0.40%	2.00%	(5.88)%	(5.88)%
JPMorgan Insurance Trust Income Builder Class 2
2017	$10.80	$11.35	760,276	$8,380,795	3.58%	0.30%	2.00%	9.50%	11.26%
2016	9.86	10.13	648,065	6,463,331	4.14%	0.40%	2.00%	4.10%	5.78%
05/06/2015 - 12/31/2015	9.47	9.58	291,766	2,772,891	8.63%	0.40%	2.00%	(4.18)%	(4.18)%
JPMorgan Insurance Trust Mid Cap Value Class 1
2017	$28.02	$28.79	3,381	$96,807	0.79%	1.40%	1.60%	11.96%	12.19%
2016	25.02	25.66	3,813	97,391	0.86%	1.40%	1.60%	12.88%	13.11%
2015	22.17	22.69	3,876	87,570	0.99%	1.40%	1.60%	(4.20)%	(4.01)%
2014	23.14	23.64	3,963	93,285	0.55%	1.40%	1.60%	13.28%	13.51%
2013	20.43	20.82	5,339	110,832	0.83%	1.40%	1.60%	30.20%	30.46%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust U.S. Equity Class 1
2017	$28.37	$28.37	2,329	$66,081	0.88%	1.40%	1.40%	20.63%	20.63%
2016	23.52	23.52	2,353	55,336	0.99%	1.40%	1.40%	9.40%	9.40%
2015	21.50	21.50	2,433	52,289	1.13%	1.40%	1.40%	(0.54)%	(0.54)%
2014	21.61	21.61	2,679	57,893	0.90%	1.40%	1.40%	12.32%	12.32%
2013	19.24	19.24	2,960	56,954	1.27%	1.40%	1.40%	34.48%	34.48%
ClearBridge Variable Aggressive Growth - Class II
2017	$11.08	$11.65	583,639	$6,588,820	0.30%	0.30%	2.00%	13.70%	15.52%
2016	9.74	9.93	375,796	3,692,453	0.70%	0.40%	2.00%	(0.71)%	0.53%
11/03/2015 - 12/31/2015	9.85	9.87	64,765	638,633	0.64%	0.40%	1.65%	(3.34)%	(3.27)%
Lord Abbett Bond Debenture Class VC
2017	$11.03	$13.29	7,119,649	$88,873,085	4.58%	0.30%	2.00%	7.06%	8.78%
2016	11.12	12.22	5,866,815	68,036,796	5.03%	0.40%	2.00%	9.92%	11.69%
2015	10.10	10.94	5,177,743	54,280,623	4.52%	0.40%	2.00%	(3.48)%	(1.92)%
2014	10.44	11.15	3,596,954	38,865,874	6.20%	0.40%	2.00%	2.28%	3.93%
01/02/2013 - 12/31/2013	10.19	10.73	1,800,984	19,023,405	11.14%	0.40%	2.00%	5.82%	6.24%
Lord Abbett International Equity Class VC
2017	$10.32	$15.52	4,639,673	$65,862,191	1.90%	0.30%	2.00%	23.19%	25.17%
2016	8.38	12.44	5,059,147	58,308,401	2.67%	0.40%	2.00%	(3.68)%	(2.13)%
2015	8.70	12.76	5,001,721	59,337,178	1.56%	0.40%	2.00%	(3.72)%	(2.17)%
2014	9.04	13.09	4,224,106	52,268,554	1.31%	0.40%	2.00%	(10.82)%	(10.15)%
2013	11.67	14.57	2,288,822	31,715,991	2.04%	0.75%	1.50%	21.33%	22.24%
Lord Abbett Total Return Class VC
2017	$10.14	$12.88	25,749,327	$296,912,405	2.42%	0.30%	2.00%	1.81%	3.45%
2016	10.07	12.49	25,285,912	283,114,112	2.62%	0.40%	2.00%	2.20%	3.85%
2015	9.85	12.07	25,005,242	272,387,576	2.79%	0.40%	2.00%	(2.62)%	(1.05)%
2014	10.12	12.24	22,125,357	245,477,681	2.34%	0.40%	2.00%	4.50%	5.29%
2013	10.36	11.63	13,662,820	145,137,285	2.84%	0.75%	1.50%	(2.58)%	(1.84)%
MFS Total Return Series - Service Class
2017	$10.73	$16.36	29,971,293	$440,019,701	2.19%	0.30%	2.00%	9.81%	11.69%
2016	10.12	14.84	27,639,529	369,435,455	2.81%	0.30%	2.00%	6.67%	8.38%
2015	11.23	13.86	22,077,173	275,386,885	2.42%	0.40%	2.00%	(2.55)%	(0.98)%
2014	11.50	14.16	19,182,534	245,389,009	1.75%	0.40%	2.00%	6.09%	7.80%
2013	10.82	13.30	12,789,202	154,905,751	2.00%	0.40%	2.00%	16.39%	18.26%
MFS Utilities Series - Service Class
2017	$11.87	$14.14	3,260,393	$41,643,404	4.17%	0.30%	2.00%	12.23%	14.04%
2016	10.56	12.40	3,228,395	36,521,402	4.16%	0.40%	2.00%	9.04%	10.79%
2015	9.66	11.19	2,760,090	28,475,673	4.05%	0.40%	2.00%	(16.45)%	(15.10)%
2014	11.54	13.18	3,250,292	40,479,521	2.10%	0.40%	2.00%	10.24%	12.02%
01/02/2013 - 12/31/2013	10.45	11.77	860,725	9,770,096	2.39%	0.40%	2.00%	16.21%	16.21%
MFS Value Series - Service Class
2017	$20.33	$25.05	3,800,832	$83,439,888	1.73%	0.75%	1.50%	15.61%	16.47%
2016	17.59	21.51	3,957,067	74,782,485	1.87%	0.75%	1.50%	12.09%	12.93%
2015	15.69	19.05	4,178,023	70,018,651	2.13%	0.75%	1.50%	(2.41)%	(1.67)%
2014	16.08	19.37	3,946,952	67,462,964	1.41%	0.75%	1.50%	8.56%	9.38%
2013	14.81	17.71	2,880,977	45,232,638	1.07%	0.75%	1.50%	33.58%	34.58%
MFS Massachusetts Investors Growth Stock - Service Class
2017	$12.80	$13.06	5,881,500	$76,740,305	0.41%	0.75%	1.50%	26.20%	27.15%
2016	10.14	10.28	6,711,748	68,909,823	0.38%	0.75%	1.50%	4.27%	5.05%
03/27/2015 - 12/31/2015	9.72	9.78	7,107,735	69,496,824	0.61%	0.75%	1.50%	(2.75)%	(2.19)%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
2017	$9.99	$10.30	64,702	$652,725	0.00%	0.40%	1.80%	4.84%	6.26%
2016	9.54	9.69	43,063	412,716	0.00%	0.40%	1.75%	(2.36)%	(1.73)%
11/18/2015 - 12/31/2015	9.77	9.78	4,525	44,231	0.00%	1.10%	1.75%	(1.47)%	(1.47)%
Oppenheimer Global Fund/VA Service Shares
2017	$12.28	$13.72	1,407,294	$18,166,007	0.71%	0.30%	2.00%	33.63%	35.78%
2016	9.52	9.70	193,754	1,856,673	0.75%	0.40%	2.00%	(1.88)%	(1.30)%
11/13/2015 - 12/31/2015	9.73	9.74	10,774	104,875	0.00%	1.15%	1.75%	(0.57)%	(0.53)%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Oppenheimer International Growth Fund/VA Service Shares
2017	$11.63	$12.96	901,922	$10,707,364	1.14%	0.30%	2.00%	23.95%	25.94%
2016	9.38	9.56	359,358	3,397,657	0.81%	0.40%	2.00%	(4.40)%	(3.10)%
10/30/2015 - 12/31/2015	9.84	9.86	30,407	299,519	0.00%	0.40%	1.75%	(1.49)%	(1.49)%
PIMCO All Asset All Authority - Advisor Class
2017	$9.68	$10.24	428,374	$4,242,265	4.76%	0.40%	2.00%	8.84%	10.53%
2016	8.88	9.26	542,324	4,902,835	2.95%	0.40%	2.00%	11.31%	13.10%
2015	7.98	8.19	372,038	3,000,639	2.95%	0.40%	2.00%	(14.14)%	(12.75)%
05/09/2014 - 12/31/2014	9.29	9.39	272,931	2,546,554	10.96%	0.40%	2.00%	(7.26)%	(7.26)%
PIMCO CommodityRealReturn Strategy - Advisor Class
2017	$5.46	$10.25	1,223,238	$7,120,775	10.87%	0.30%	2.00%	0.03%	1.74%
2016	5.46	10.07	1,335,186	7,664,516	1.04%	0.30%	2.00%	12.77%	14.41%
2015	4.87	5.25	910,614	4,605,365	4.61%	0.40%	1.95%	(27.03)%	(25.96)%
2014	6.67	7.15	863,444	5,943,758	0.27%	0.40%	1.95%	(20.11)%	(18.94)%
01/04/2013 - 12/31/2013	8.35	8.89	606,467	5,156,923	1.02%	0.40%	1.85%	(14.71)%	(14.71)%
Jennison Class II
2017	$26.45	$28.01	6,326	$170,351	0.00%	1.40%	1.75%	33.78%	34.25%
2016	19.77	20.86	17,740	354,124	0.00%	1.40%	1.75%	(3.00)%	(2.66)%
2015	20.38	21.43	19,719	406,002	0.00%	1.40%	1.75%	9.10%	9.49%
2014	18.68	19.58	20,021	377,567	0.00%	1.40%	1.75%	7.68%	8.06%
2013	17.35	18.12	21,252	371,764	0.00%	1.40%	1.75%	34.73%	35.20%
SP International Growth Class II
2017	$18.52	$19.65	3,029	$57,516	0.00%	1.40%	1.75%	33.08%	33.54%
2016	13.92	14.72	14,385	202,331	0.00%	1.40%	1.75%	(5.82)%	(5.49)%
2015	14.78	15.57	16,566	247,639	0.00%	1.40%	1.75%	1.30%	1.65%
2014	14.59	15.32	18,351	270,374	0.00%	1.40%	1.75%	(7.75)%	(7.43)%
2013	15.81	16.55	18,413	293,852	0.00%	1.40%	1.75%	16.46%	17.13%
SP Prudential U.S. Emerging Growth Class II
2017	$30.69	$32.49	3,595	$111,362	0.00%	1.40%	1.75%	19.83%	20.25%
2016	25.61	27.02	14,581	375,455	0.00%	1.40%	1.75%	2.02%	2.37%
2015	25.11	26.40	14,641	369,492	0.00%	1.40%	1.75%	(4.42)%	(4.09)%
2014	26.27	27.52	14,317	378,018	0.00%	1.40%	1.75%	7.26%	7.63%
2013	24.49	25.57	14,342	352,902	0.00%	1.40%	1.75%	25.62%	26.06%
Value Class II
2017	$21.72	$23.00	5,785	$129,739	0.00%	1.40%	1.75%	14.49%	14.89%
2016	18.97	20.02	7,086	139,067	0.00%	1.40%	1.75%	9.04%	9.42%
2015	17.40	18.29	9,315	166,883	0.00%	1.40%	1.75%	(10.13)%	(9.82)%
2014	19.36	20.28	11,486	227,422	0.00%	1.40%	1.75%	7.76%	8.14%
2013	17.97	18.76	12,685	232,234	0.00%	1.40%	1.75%	30.23%	30.69%
Schwab VIT Balanced
2017	$11.13	$12.61	4,673,447	$58,777,056	1.19%	0.60%	1.00%	8.91%	9.35%
2016	10.22	11.53	4,573,038	52,603,578	1.06%	0.60%	1.00%	3.74%	4.15%
2015	9.85	11.07	4,158,299	45,981,448	1.02%	0.60%	1.00%	(2.59)%	(2.59)%
2014	11.36	11.36	3,592,206	40,815,210	0.58%	0.60%	0.60%	3.53%	3.53%
2013	10.98	10.98	2,364,119	25,946,596	0.13%	0.60%	0.60%	6.25%	6.25%
Schwab VIT Balanced with Growth
2017	$11.68	$13.83	10,035,039	$137,192,784	1.38%	0.60%	1.00%	12.57%	13.02%
2016	10.38	12.24	10,156,593	122,988,482	1.29%	0.60%	1.00%	5.32%	5.74%
2015	9.85	11.58	9,449,983	108,559,408	1.24%	0.60%	1.00%	(3.06)%	(3.06)%
2014	11.94	11.94	7,816,994	93,344,353	0.76%	0.60%	0.60%	3.53%	3.53%
2013	11.53	11.53	5,754,492	66,374,416	0.04%	0.60%	0.60%	10.13%	10.13%
Schwab VIT Growth
2017	$12.21	$15.22	9,505,102	$143,880,388	1.34%	0.60%	1.00%	15.98%	16.44%
2016	10.53	13.07	9,713,795	126,342,860	1.36%	0.60%	1.00%	6.60%	7.02%
2015	9.88	12.22	9,591,644	116,693,982	1.30%	0.60%	1.00%	(3.43)%	(3.43)%
2014	12.65	12.65	8,114,949	102,661,192	0.80%	0.60%	0.60%	3.35%	3.35%
2013	12.24	12.24	5,915,879	72,417,931	0.03%	0.60%	0.60%	14.87%	14.87%

See Notes to Financial Statements	See explanation of references on page H-49

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
State Street Total Return V.I.S. Class 3
2017	$10.93	$21.13	28,254,998	$478,275,225	1.73%	0.30%	2.00%	12.99%	14.92%
2016	10.16	18.41	30,770,276	465,604,170	1.58%	0.30%	2.00%	3.99%	5.66%
2015	10.67	17.42	33,170,514	487,260,624	1.52%	0.40%	2.00%	(3.30)%	(1.74)%
2014	11.01	17.73	33,433,586	514,307,423	1.52%	0.40%	2.00%	2.99%	4.65%
2013	10.67	16.94	31,831,721	486,525,393	1.40%	0.40%	2.00%	12.37%	14.18%
VanEck VIP Global Hard Assets Class S
2017	$7.34	$9.50	2,200,630	$17,210,080	0.00%	0.30%	2.00%	(3.91)%	(2.36)%
2016	7.63	8.40	2,635,249	21,129,905	0.28%	0.40%	2.00%	40.58%	42.84%
2015	5.43	5.93	1,604,342	9,153,344	0.03%	0.40%	2.00%	(34.94)%	(33.89)%
2014	8.27	9.04	908,958	7,848,908	0.00%	0.40%	2.00%	(20.95)%	(19.67)%
01/03/2013 - 12/31/2013	10.35	11.34	401,574	4,316,470	0.17%	0.40%	2.00%	6.26%	6.26%

(1)   The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.

(2)   The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)   The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)   Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)   Subsequent to commencement of operations, the American Funds IS Blue Chip Income and Growth Class 4, American Funds IS Bond Class 4, American Funds IS Global Balanced Class 4, American Funds IS Global Growth Class 4, American Funds IS High-Income Bond Class 4, American Funds IS International Growth and Income Class 4, American Funds IS Managed Risk Asset Allocation Class P2, American Funds IS New World Fund Class 4, American Funds IS U.S. Government/AAA-Rated Securities Class 4, and Fidelity VIP Strategic Income Service Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.92%, 12.14%, 10.77%, 10.37%, 41.92%, 19.90%, 10.00%, 14.52%, 10.91%, and 36.87%, respectively. Prior to annualization, the ratios were 1.60%, 1.27%, 1.10%, 0.94%, 5.38%, 1.48%, 1.14%, 1.30%, 0.98%, and 3.74%, respectively.

(6)   Investment income ratio represents less than 0.005%.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Prudential Series Fund, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., and Van Eck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Balanced Service Shares, Janus Henderson Flexible Bond Service Shares, Lord Abbett International Equity Class VC, and Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Accounts and Portfolios were formerly named Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, Lord Abbett International Core Equity Class VC, and Neuberger Berman AMT Absolute Return Multi-Manager Class S Variable Accounts and Portfolios, respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees Pacific Life assumes, and any additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with the total annual expense ratios, are summarized in the following table. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values:

	Death Benefit Options
		With	With
	Standard	Stepped-Up	Premier
	Death	Death Benefit	Death Benefit
	Benefit	Rider	Rider
Pacific One and Pacific Portfolios Contracts
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

Pacific Odyssey Contracts (issued prior to 12/1/2016)
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Destinations B Contracts
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

Pacific Journey Contracts
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

		With Return	With
	Standard	of Purchase	Stepped-Up
	Death	Payments Death	Death Benefit
	Benefit	Benefit Rider	Rider
Schwab Retirement Income Variable Annuity Contracts
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

	Standard	Standard	Standard
	Death Benefit	Death Benefit	Death Benefit
	With 5 Year	With 3 Year	With 0 Year
	Option	Option	Option
Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With
	Standard	Stepped-Up
	Death	Death Benefit
	Benefit	Rider
Pacific Odyssey Contracts (issued on or after 12/1/2016)
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

		With
		Stepped-Up
		Death Benefit
		Rider or
	Standard	Stepped-Up
	Death	Death Benefit II
	Benefit	Rider
Pacific Destinations and Pacific Destination O - Series Contracts
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

	Death Benefit Options
	Without			With
	Stepped-Up	With	With Four	Stepped-Up
	Death Benefit	Stepped-Up	Year	Death Benefit
	Rider and Four	Death Benefit	Withdrawal	Rider and Four
	Year Withdrawal	Rider	Charge	Year Withdrawal
	Charge Option	Only	Option Only	Charge Option
Pacific Journey Select Contracts
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without			With
	Stepped-Up	With	With Four	Stepped-Up
	Death Benefit	Stepped-Up	Year	Death Benefit
	Rider II and Four	Death Benefit	Withdrawal	Rider II and Four
	Year Withdrawal	Rider II	Charge	Year Withdrawal
	Charge Option	Only	Option Only	Charge Option
Pacific Navigator Contracts
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

        The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are included in Section D of this report. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$5,436,838	$1,704,433
Diversified Bond	31,728,976	25,983,312
Floating Rate Income	20,050,861	18,374,041
Floating Rate Loan	37,380,882	38,215,485
High Yield Bond	46,684,258	69,653,498
Inflation Managed	17,695,885	38,142,199
Inflation Strategy	3,046,820	2,782,931
Managed Bond	36,239,497	68,667,756
Short Duration Bond	57,031,113	48,439,516
Emerging Markets Debt	15,909,289	9,584,772
Comstock	17,670,320	37,721,658
Developing Growth	7,365,469	18,909,973
Dividend Growth	25,484,104	41,038,948
Equity Index	160,024,608	82,628,267
Focused Growth	25,324,417	25,619,812
Growth	27,127,315	37,616,188
Large-Cap Growth	36,098,699	32,626,426
Large-Cap Value	19,871,941	40,435,250
Long/Short Large-Cap	4,768,821	7,021,885
Main Street Core	14,313,333	51,153,203
Mid-Cap Equity	26,422,201	40,872,778
Mid-Cap Growth	19,235,017	30,152,352
Mid-Cap Value	16,773,802	18,311,199
Small-Cap Equity	12,538,506	18,129,531
Small-Cap Index	44,522,371	40,363,938
Small-Cap Value	20,177,574	32,921,943
Value Advantage	11,026,882	8,913,555
Emerging Markets	37,855,421	38,081,318
International Large-Cap	20,573,034	51,651,959
International Small-Cap	8,979,081	11,401,927
International Value	10,397,183	23,978,520
Health Sciences	31,113,657	50,075,628
Real Estate	11,542,814	27,209,372
Technology	29,038,592	20,159,841
Currency Strategies	771,127	1,365,607
Diversified Alternatives	1,646,438	598,834
Equity Long/Short	6,598,603	4,275,932
Global Absolute Return	3,014,535	1,930,360
Pacific Dynamix - Conservative Growth	54,159,295	71,908,776
Pacific Dynamix - Moderate Growth	260,548,983	166,751,810
Pacific Dynamix - Growth	121,258,832	99,305,062
Portfolio Optimization Conservative	99,161,570	415,674,939
Portfolio Optimization Moderate-Conservative	76,115,636	464,228,648
Portfolio Optimization Moderate	116,452,299	1,644,738,281
Portfolio Optimization Growth	71,566,541	1,400,444,756
Portfolio Optimization Aggressive-Growth	34,947,823	310,581,183
PSF DFA Balanced Allocation	60,858,093	5,559,226
Invesco V.I. Balanced-Risk Allocation Series II	79,975,251	91,219,405
Invesco V.I. Equity and Income Series II	19,608,458	15,503,203
Invesco V.I. Global Real Estate Series II	3,043,631	1,151,915
American Century VP Mid Cap Value Class II	27,759,113	27,672,884
American Funds IS Asset Allocation Class 4	533,262,052	303,343,137
American Funds IS Blue Chip Income and Growth Class 4	39,899,236	22,170,938
American Funds IS Bond Class 4	20,555,198	4,091,425
American Funds IS Capital Income Builder Class 4	19,542,751	7,695,043
American Funds IS Global Balanced Class 4	31,811,198	3,402,831
American Funds IS Global Bond Class 4	5,442,527	1,264,959
American Funds IS Global Growth and Income Class 4	13,802,676	2,121,978
American Funds IS Global Growth Class 4	26,548,579	7,575,855
American Funds IS Global Small Capitalization Class 4	5,563,903	605,198
American Funds IS Growth Class 4	93,007,236	50,354,117
American Funds IS Growth-Income Class 4	60,172,760	45,768,217
American Funds IS High-Income Bond Class 4	13,235,039	4,915,426
American Funds IS International Class 4	24,181,427	6,033,033
American Funds IS International Growth and Income Class 4	11,352,023	4,536,220
American Funds IS Managed Risk Asset Allocation Class P2	38,618,001	17,619,387
American Funds IS New World Fund Class 4	18,615,699	8,118,398
American Funds IS U.S. Government/AAA-Rated Securities Class 4	16,091,525	23,754,615
BlackRock Capital Appreciation V.I. Class III	4,659,229	7,613,992
BlackRock Global Allocation V.I. Class III	113,981,768	309,766,379
BlackRock iShares Alternative Strategies V.I. Class I	2,538,607	2,260,311
BlackRock iShares Dynamic Allocation V.I. Class I	5,913,821	2,600,032
BlackRock iShares Dynamic Fixed Income V.I. Class I	6,340,216	3,161,921
BlackRock iShares Equity Appreciation V.I. Class I	4,480,550	2,407,045
Fidelity VIP Contrafund Service Class 2	52,933,297	18,243,101
Fidelity VIP FundsManager 60% Service Class 2	53,386,709	29,424,440
Fidelity VIP Government Money Market Service Class	242,569,664	286,644,246
Fidelity VIP Strategic Income Service Class 2	24,352,616	10,350,032
First Trust Dorsey Wright Tactical Core Class I	7,540,909	1,904,883
First Trust/Dow Jones Dividend & Income Allocation Class I	142,787,478	82,332,166
First Trust Multi Income Allocation Class I	2,878,435	3,159,208
Franklin Founding Funds Allocation VIP Class 2	3,477,536	1,522,469
Franklin Founding Funds Allocation VIP Class 4	44,120,306	58,929,919
Franklin Income VIP Class 2	21,728,482	6,510,260
Franklin Mutual Global Discovery VIP Class 2	37,860,275	25,260,345
Franklin Rising Dividends VIP Class 2	35,864,590	29,643,873
Templeton Global Bond VIP Class 2	20,465,907	14,389,883
Ivy VIP Asset Strategy	1,506,344	3,737,752
Ivy VIP Energy	9,613,837	11,607,422
Janus Henderson Balanced Service Shares	349,697,646	130,779,142
Janus Henderson Flexible Bond Service Shares	7,384,457	5,315,236
JPMorgan Insurance Trust Core Bond Class 1	14,292	70,480
JPMorgan Insurance Trust Global Allocation Class 2	4,508,314	530,520
JPMorgan Insurance Trust Income Builder Class 2	3,431,890	2,025,440

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
JPMorgan Insurance Trust Mid Cap Value Class 1	$4,929	$12,803
JPMorgan Insurance Trust U.S. Equity Class 1	1,140	1,485
ClearBridge Variable Aggressive Growth - Class II	4,717,647	2,110,464
Lord Abbett Bond Debenture Class VC	33,732,516	15,257,947
Lord Abbett International Equity Class VC	4,282,585	9,799,141
Lord Abbett Total Return Class VC	31,645,985	21,793,025
MFS Total Return Series - Service Class	98,063,684	53,437,817
MFS Utilities Series - Service Class	10,580,361	9,034,898
MFS Value Series - Service Class	7,715,050	7,151,837
MFS Massachusetts Investors Growth Stock - Service Class	4,870,970	11,149,972
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	290,007	83,628
Oppenheimer Global Fund/VA Service Shares	16,641,990	2,661,249
Oppenheimer International Growth Fund/VA Service Shares	7,556,386	1,600,251
PIMCO All Asset All Authority - Advisor Class	429,312	1,359,334
PIMCO CommodityRealReturn Strategy - Advisor Class	2,880,093	2,764,382
Jennison Class II	—	292,547
SP International Growth Class II	—	204,545
SP Prudential U.S. Emerging Growth Class II	211	330,622
Value Class II	—	29,291
Schwab VIT Balanced	9,727,787	7,742,035
Schwab VIT Balanced with Growth	12,855,806	12,637,410
Schwab VIT Growth	11,580,862	13,301,169
State Street Total Return V.I.S. Class 3	42,363,084	75,712,799
VanEck VIP Global Hard Assets Class S	6,182,676	9,679,672

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	536,558	(164,626)	371,932	636,385	(301,276)	335,109
Diversified Bond	3,178,887	(2,418,210)	760,677	5,536,610	(4,567,265)	969,345
Floating Rate Income	2,037,993	(1,827,363)	210,630	2,154,392	(2,321,350)	(166,958)
Floating Rate Loan	4,320,065	(4,264,399)	55,666	3,754,047	(3,290,654)	463,393
High Yield Bond	3,472,397	(4,227,338)	(754,941)	5,680,797	(5,145,594)	535,203
Inflation Managed	1,990,396	(2,677,329)	(686,933)	2,012,953	(3,456,825)	(1,443,872)
Inflation Strategy	352,846	(304,612)	48,234	464,497	(740,795)	(276,298)
Managed Bond	4,286,317	(4,994,296)	(707,979)	4,514,087	(6,439,619)	(1,925,532)
Short Duration Bond	7,116,030	(5,886,076)	1,229,954	7,431,047	(7,798,518)	(367,471)
Emerging Markets Debt	1,543,734	(937,822)	605,912	1,371,862	(1,180,116)	191,746
Comstock	1,388,249	(2,264,581)	(876,332)	1,261,972	(2,292,576)	(1,030,604)
Developing Growth	624,478	(1,267,469)	(642,991)	1,423,923	(1,946,405)	(522,482)
Dividend Growth	2,050,369	(2,456,152)	(405,783)	3,811,591	(2,998,405)	813,186
Equity Index	11,206,056	(4,804,880)	6,401,176	10,029,189	(6,020,736)	4,008,453
Focused Growth	1,387,591	(1,244,604)	142,987	1,540,262	(2,226,488)	(686,226)
Growth	1,586,810	(1,283,254)	303,556	1,416,105	(2,020,158)	(604,053)
Large-Cap Growth	2,596,620	(2,331,011)	265,609	1,432,726	(3,685,156)	(2,252,430)
Large-Cap Value	1,392,757	(2,019,776)	(627,019)	1,461,418	(2,310,997)	(849,579)
Long/Short Large-Cap	329,165	(415,391)	(86,226)	244,780	(680,489)	(435,709)
Main Street Core	1,010,664	(2,103,263)	(1,092,599)	1,728,542	(2,238,037)	(509,495)
Mid-Cap Equity	1,675,349	(1,560,626)	114,723	1,249,876	(1,928,223)	(678,347)
Mid-Cap Growth	1,625,123	(2,043,652)	(418,529)	1,632,126	(2,565,612)	(933,486)
Mid-Cap Value	1,091,071	(925,063)	166,008	1,176,209	(1,044,392)	131,817
Small-Cap Equity	820,759	(950,227)	(129,468)	1,244,744	(767,123)	477,621
Small-Cap Index	2,890,211	(1,938,885)	951,326	1,601,284	(1,717,353)	(116,069)
Small-Cap Value	1,282,700	(1,400,066)	(117,366)	1,516,660	(1,199,979)	316,681
Value Advantage	813,207	(651,912)	161,295	937,774	(310,310)	627,464

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Emerging Markets	2,951,580	(2,134,451)	817,129	2,356,077	(2,462,639)	(106,562)
International Large-Cap	2,074,178	(3,883,530)	(1,809,352)	2,529,496	(3,467,500)	(938,004)
International Small-Cap	749,142	(915,708)	(166,566)	799,874	(1,550,217)	(750,343)
International Value	1,181,050	(2,197,738)	(1,016,688)	1,625,589	(2,624,611)	(999,022)
Health Sciences	1,803,965	(1,894,522)	(90,557)	2,092,537	(3,154,428)	(1,061,891)
Real Estate	1,044,912	(1,268,311)	(223,399)	1,780,406	(2,071,138)	(290,732)
Technology	2,793,432	(2,060,394)	733,038	1,924,938	(2,486,568)	(561,630)
Currency Strategies	79,000	(129,573)	(50,573)	402,197	(326,909)	75,288
Diversified Alternatives	150,680	(53,704)	96,976	79,534	(5,563)	73,971
Equity Long/Short	532,691	(347,451)	185,240	1,019,167	(685,858)	333,309
Global Absolute Return	290,344	(175,148)	115,196	260,440	(277,034)	(16,594)
Pacific Dynamix - Conservative Growth	5,460,408	(5,708,816)	(248,408)	8,830,381	(5,255,444)	3,574,937
Pacific Dynamix - Moderate Growth	27,006,346	(16,043,249)	10,963,097	24,005,002	(15,015,352)	8,989,650
Pacific Dynamix - Growth	9,058,711	(6,590,728)	2,467,983	6,481,284	(6,635,930)	(154,646)
Portfolio Optimization Conservative	14,293,374	(39,151,107)	(24,857,733)	49,570,116	(66,685,145)	(17,115,029)
Portfolio Optimization Moderate-Conservative	11,103,845	(38,893,504)	(27,789,659)	16,053,027	(46,947,978)	(30,894,951)
Portfolio Optimization Moderate	28,174,547	(131,499,431)	(103,324,884)	39,721,575	(149,764,065)	(110,042,490)
Portfolio Optimization Growth	16,887,960	(102,619,935)	(85,731,975)	16,558,453	(113,362,422)	(96,803,969)
Portfolio Optimization Aggressive-Growth	4,545,834	(22,076,892)	(17,531,058)	5,029,818	(23,872,474)	(18,842,656)
PSF DFA Balanced Allocation	5,798,064	(701,283)	5,096,781	3,178,022	(131,770)	3,046,252
Invesco V.I. Balanced-Risk Allocation Series II	4,589,542	(6,654,228)	(2,064,686)	6,509,747	(4,906,341)	1,603,406
Invesco V.I. Equity and Income Series II	1,627,906	(1,341,550)	286,356	1,608,938	(449,097)	1,159,841
Invesco V.I. Global Real Estate Series II	288,467	(118,968)	169,499	365,240	(164,056)	201,184
American Century VP Mid Cap Value Class II	1,826,555	(1,826,800)	(245)	2,999,710	(884,524)	2,115,186
American Funds IS Asset Allocation Class 4	47,159,493	(38,000,860)	9,158,633	51,709,786	(36,368,119)	15,341,667
American Funds IS Blue Chip Income and Growth Class 4	3,345,946	(2,099,285)	1,246,661	5,035,357	(739,264)	4,296,093
American Funds IS Bond Class 4	1,898,752	(350,650)	1,548,102	1,940,645	(542,711)	1,397,934
American Funds IS Capital Income Builder Class 4	1,788,870	(772,959)	1,015,911	2,600,376	(692,891)	1,907,485
American Funds IS Global Balanced Class 4	2,714,922	(315,259)	2,399,663	943,214	(93,215)	849,999
American Funds IS Global Bond Class 4	535,789	(132,798)	402,991	546,371	(145,645)	400,726
American Funds IS Global Growth and Income Class 4	1,126,619	(191,354)	935,265	796,658	(109,334)	687,324
American Funds IS Global Growth Class 4	2,039,109	(698,645)	1,340,464	1,200,436	(1,747,353)	(546,917)
American Funds IS Global Small Capitalization Class 4	493,914	(57,185)	436,729	256,232	(35,288)	220,944
American Funds IS Growth Class 4	6,074,525	(4,833,195)	1,241,330	4,676,554	(5,234,376)	(557,822)
American Funds IS Growth-Income Class 4	3,891,954	(4,370,383)	(478,429)	4,206,994	(3,899,044)	307,950
American Funds IS High-Income Bond Class 4	1,120,111	(463,357)	656,754	1,436,019	(498,605)	937,414
American Funds IS International Class 4	2,190,468	(617,123)	1,573,345	1,108,327	(496,623)	611,704
American Funds IS International Growth and Income Class 4	1,087,611	(480,541)	607,070	863,889	(503,453)	360,436
American Funds IS Managed Risk Asset Allocation Class P2	3,477,845	(1,696,434)	1,781,411	2,766,166	(1,094,529)	1,671,637
American Funds IS New World Fund Class 4	1,835,459	(835,716)	999,743	896,084	(341,685)	554,399
American Funds IS U.S. Government/AAA-Rated Securities Class 4	1,665,562	(2,417,002)	(751,440)	5,838,001	(4,952,571)	885,430
BlackRock Capital Appreciation V.I. Class III	57,566	(400,551)	(342,985)	176,566	(250,999)	(74,433)
BlackRock Global Allocation V.I. Class III	10,595,202	(27,943,658)	(17,348,456)	10,952,435	(32,867,675)	(21,915,240)
BlackRock iShares Alternative Strategies V.I. Class I	224,464	(215,147)	9,317	521,892	(320,925)	200,967
BlackRock iShares Dynamic Allocation V.I. Class I	535,144	(236,525)	298,619	554,447	(325,829)	228,618
BlackRock iShares Dynamic Fixed Income V.I. Class I	621,922	(319,281)	302,641	639,418	(352,889)	286,529
BlackRock iShares Equity Appreciation V.I. Class I	405,885	(217,480)	188,405	381,675	(142,565)	239,110
Fidelity VIP Contrafund Service Class 2	3,316,748	(1,529,911)	1,786,837	3,007,056	(2,217,290)	789,766
Fidelity VIP FundsManager 60% Service Class 2	4,373,328	(2,829,757)	1,543,571	4,180,470	(5,171,325)	(990,855)
Fidelity VIP Government Money Market Service Class	30,722,574	(35,110,797)	(4,388,223)	41,389,551	(42,972,721)	(1,583,170)
Fidelity VIP Strategic Income Service Class 2	2,253,555	(1,076,201)	1,177,354	1,707,290	(1,040,620)	666,670
First Trust Dorsey Wright Tactical Core Class I	690,913	(171,891)	519,022	853,867	(546,479)	307,388
First Trust/Dow Jones Dividend & Income Allocation Class I	10,317,056	(7,446,637)	2,870,419	22,300,824	(4,463,924)	17,836,900
First Trust Multi Income Allocation Class I	245,447	(280,582)	(35,135)	278,006	(65,445)	212,561
Franklin Founding Funds Allocation VIP Class 2	146,550	(98,520)	48,030	262,816	(146,885)	115,931

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Founding Funds Allocation VIP Class 4	2,203,321	(4,573,881)	(2,370,560)	1,620,703	(6,513,883)	(4,893,180)
Franklin Income VIP Class 2	2,015,357	(650,059)	1,365,298	1,608,521	(196,662)	1,411,859
Franklin Mutual Global Discovery VIP Class 2	2,114,766	(2,108,136)	6,630	2,305,065	(2,260,796)	44,269
Franklin Rising Dividends VIP Class 2	2,293,670	(2,254,569)	39,101	4,515,855	(2,644,304)	1,871,551
Templeton Global Bond VIP Class 2	2,410,707	(1,732,869)	677,838	2,500,840	(2,410,143)	90,697
Ivy VIP Asset Strategy	148,119	(400,333)	(252,214)	387,000	(461,397)	(74,397)
Ivy VIP Energy	1,327,084	(1,562,714)	(235,630)	3,341,318	(1,195,955)	2,145,363
Janus Aspen Series Balanced Service Shares	31,396,179	(15,002,857)	16,393,322	32,173,787	(17,911,007)	14,262,780
Janus Aspen Series Flexible Bond Service Shares	730,683	(561,576)	169,107	1,614,023	(1,124,552)	489,471
JPMorgan Insurance Trust Core Bond Class 1	330	(4,425)	(4,095)	10	(2,303)	(2,293)
JPMorgan Insurance Trust Global Allocation Class 2	375,769	(47,275)	328,494	233,886	(78,107)	155,779
JPMorgan Insurance Trust Income Builder Class 2	299,170	(186,959)	112,211	560,871	(204,572)	356,299
JPMorgan Insurance Trust Mid Cap Value Class 1	—	(432)	(432)	—	(63)	(63)
JPMorgan Insurance Trust U.S. Equity Class 1	—	(24)	(24)	1	(81)	(80)
ClearBridge Variable Aggressive Growth - Class II	411,320	(203,477)	207,843	424,724	(113,693)	311,031
Lord Abbett Bond Debenture Class VC	2,677,555	(1,424,721)	1,252,834	2,513,782	(1,824,710)	689,072
Lord Abbett International Equity Class VC	351,414	(770,888)	(419,474)	605,297	(547,871)	57,426
Lord Abbett Total Return Class VC	3,496,613	(3,033,198)	463,415	4,399,447	(4,118,777)	280,670
MFS Total Return Series - Service Class	7,404,597	(5,072,833)	2,331,764	10,536,414	(4,974,058)	5,562,356
MFS Utilities Series - Service Class	840,732	(808,734)	31,998	2,570,267	(2,101,962)	468,305
MFS Value Series - Service Class	297,962	(454,197)	(156,235)	361,162	(582,118)	(220,956)
MFS Massachusetts Investors Growth Stock - Service Class	187,688	(1,017,936)	(830,248)	421,031	(817,018)	(395,987)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	29,336	(7,697)	21,639	45,639	(7,101)	38,538
Oppenheimer Global Fund/VA Service Shares	1,477,044	(263,504)	1,213,540	200,338	(17,358)	182,980
Oppenheimer International Growth Fund/VA Service Shares	711,352	(168,788)	542,564	414,747	(85,796)	328,951
PIMCO All Asset All Authority - Advisor Class	24,952	(138,902)	(113,950)	664,554	(494,268)	170,286
PIMCO CommodityRealReturn Strategy - Advisor Class	403,482	(515,430)	(111,948)	1,024,881	(600,309)	424,572
Jennison Class II	37,198	(48,612)	(11,414)	—	(1,979)	(1,979)
SP International Growth Class II	—	(11,356)	(11,356)	—	(2,181)	(2,181)
SP Prudential U.S. Emerging Growth Class II	—	(10,986)	(10,986)	—	(60)	(60)
Value Class II	—	(1,301)	(1,301)	—	(2,229)	(2,229)
Schwab VIT Balanced	791,857	(691,448)	100,409	1,104,044	(689,305)	414,739
Schwab VIT Balanced with Growth	918,280	(1,039,834)	(121,554)	1,495,588	(788,978)	706,610
Schwab VIT Growth	834,200	(1,042,893)	(208,693)	1,258,993	(1,136,842)	122,151
State Street Total Return V.I.S. Class 3	2,213,532	(4,728,810)	(2,515,278)	3,192,324	(5,592,562)	(2,400,238)
VanEck VIP Global Hard Assets Class S	939,020	(1,373,639)	(434,619)	2,944,366	(1,913,459)	1,030,907

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life Insurance Company (the “Separate Account”) comprising Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Blue Chip Income and Growth Class 4, American Funds IS Bond Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced Class 4, American Funds IS Global Bond Class 4, American Funds IS Global Growth and Income Class 4, American Funds IS Global Growth Class 4, American Funds IS Global Small Capitalization Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, American Funds IS High-Income Bond Class 4, American Funds IS International Class 4, American Funds IS International Growth and Income Class 4, American Funds IS Managed Risk Asset Allocation Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust Dorsey Wright Tactical Core Class I, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, Ivy VIP Asset Strategy, Ivy VIP Energy, Janus Henderson Balanced Service Shares (formerly named Janus Aspen Series Balanced Service Shares), Janus Henderson Flexible Bond Service Shares (formerly named Janus Aspen Series Flexible Bond Service Shares), JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, ClearBridge Variable Aggressive Growth - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Equity Class VC (formerly named Lord Abbett International Core Equity Class VC), Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, MFS Massachusetts Investors Growth Stock - Service Class, Neuberger Berman U.S. Equity Index PutWrite Strategy Class S (formerly named Neuberger Berman AMT Absolute Return Multi-Manager Class S), Oppenheimer Global Fund/VA Service Shares, Oppenheimer International Growth Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, Jennison Class II, SP International Growth Class II, SP Prudential U.S. Emerging Growth Class II, Value Class II, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, State Street Total Return V.I.S. Class 3, and VanEck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

J-1

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Separate Account A of Pacific Life Insurance Company since 1996.

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Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 2143-18A